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AllianceBernstein Municipal Income Fund II

Semi-Annual Report
March 31, 2003

                                [GRAPHIC OMITTED]

                                       [LOGO] ALLIANCEBERNSTEIN(SM)
                                              Investment Research and Management

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
May 23, 2003

Dear Shareholder:

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. We believe the new name represents the very best of what the union of Alliance Capital and Sanford
C. Bernstein can offer our clients -- investment services that leverage a depth of expertise and industry leadership unrivaled by any other money management firm in the world.

All of Alliance Capital's domestic mutual funds have been renamed
AllianceBernstein, and we expect our investors to benefit from Alliance's and Bernstein's long-standing reputations for excellence in performing investment research.

We're sure you'll come to find that AllianceBernstein will deliver all that its new name promises -- great investment services built upon great research that drives great results!

This report provides municipal market activity and investment results for AllianceBernstein Municipal Income Fund II for the semi-annual reporting period ended March 31, 2003

Investment Objectives and Policies

The nine portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

Investment Results

The following table provides performance for the nine portfolios and their benchmark, the Lehman Brothers Municipal Bond Index, for the six- and 12-month periods ended March 31, 2003. The table also shows the overall Morningstar Rating for each Portfolio as of March 31, 2003.

INVESTMENT RESULTS*
Periods Ended March 31, 2003

                                             -------------
                                                Returns
                                             -------------
                                                                Overall
                                               6       12     Morningstar
Portfolio                                    Months  Months     Ratings**
-----------------------------------------------------------------------------
Arizona                                      -0.38%   6.10%        3
-----------------------------------------------------------------------------
Florida                                       1.72%   8.70%        3
-----------------------------------------------------------------------------
Massachusetts                                 0.62%   6.95%        4
-----------------------------------------------------------------------------
Michigan                                      1.20%   8.37%        4
-----------------------------------------------------------------------------
Minnesota                                     0.79%   8.12%        4
-----------------------------------------------------------------------------
New Jersey                                    0.15%   5.08%        2
-----------------------------------------------------------------------------


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                                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 1
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----------------------
LETTER TO SHAREHOLDERS
----------------------

                                             -------------
                                                Returns
                                             -------------
                                                                 Overall
                                               6       12      Morningstar
Portfolio                                    Months  Months      Ratings**
-----------------------------------------------------------------------------
Ohio                                          1.60%   5.48%         3
-----------------------------------------------------------------------------
Pennsylvania                                  0.64%   7.29%         3
-----------------------------------------------------------------------------
Virginia                                      1.19%   7.97%         3
-----------------------------------------------------------------------------
Number of Funds in Morningstar
Single State Long Fund Category                                    478
-----------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index          1.20%   9.89%
-----------------------------------------------------------------------------

* Each Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each Portfolio's Class A shares as of March 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolios have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Portfolios include the reinvestment of any distributions paid during each period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Municipal Income Fund II. Past performance is no guarantee of future results.

      Additional performance information can be found on pages 9 - 18.

** (C) 2003 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers;
      (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted-average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. The Fund was rated against the following numbers of Municipal Bond Single State Long funds over the following time periods: 451 funds in the last three years and 191 funds in the last five years. With respect to these municipal bond funds, each Portfolio's 3- and 5-year Morningstar ratings were: Arizona 2 stars and 4 stars; Florida 2 stars and 3 stars; Massachusetts 3 stars and 4 stars; Michigan 3 stars and 4 stars; Minnesota 3 stars and 4 stars; New Jersey 1 star and 2 stars; Ohio 2 stars and 3 stars; Pennsylvania 3 stars and 3 stars; Virginia 2 stars and 3 stars, respectively. Morningstar Rating is for the Class A share class only; other classes may have different performance characteristics.

      Each Portfolio's SEC average annual returns can be found on page 18.


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2 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
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----------------------
LETTER TO SHAREHOLDERS
----------------------

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II--CLASS A SHARES
Periods Ended March 31, 2003

                                                               Since
                  1 Year         3 Year         5 Year       Inception
                  Lipper         Lipper         Lipper        Lipper
Portfolio        Rankings*      Rankings*      Rankings*     Rankings*
--------------------------------------------------------------------------------
Arizona            28/36          20/36          4/31          2/18
--------------------------------------------------------------------------------
Florida            29/62          16/61          11/59         3/24
--------------------------------------------------------------------------------
Massachusetts      48/52          37/47          25/43         1/28
--------------------------------------------------------------------------------
Michigan           25/39          7/38           2/36          1/23
--------------------------------------------------------------------------------
Minnesota          32/49          12/44          5/42          3/17
--------------------------------------------------------------------------------
New Jersey         50/55          46/51          32/47         13/24
--------------------------------------------------------------------------------
Ohio               37/39          28/38          22/35         7/19
--------------------------------------------------------------------------------
Pennsylvania       55/62          16/61          10/58         2/33
--------------------------------------------------------------------------------
Virginia           22/34          17/31          11/30         1/23
--------------------------------------------------------------------------------

* Lipper Rankings are based on each Portfolio's returns among the returns of their peer groups of funds, as represented by the respective state-specific Lipper Municipal Debt Funds Averages. Funds in the Lipper averages generally have similar investment objectives to the Portfolios, although some may have different investment policies. Portfolio inception dates are: Arizona (6/1/94); Florida (6/25/93); Massachusetts (3/29/94); Michigan (2/25/94); Minnesota (6/25/93); New Jersey (6/25/93); Ohio (6/25/93); Pennsylvania (6/25/93); and Virginia (4/29/94). An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including AllianceBernstein Municipal Income Fund II. Past performance is no guarantee of future results.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II--CLASS A SHARES
COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
Periods Ended March 31, 2003

                                                              Fund
                   Fund                 Fund                Portfolio
                 Portfolio            Portfolio               Total     Lipper
                   Total     Lipper     Total     Lipper     Returns    Average
                  Returns    Average   Returns    Average     Since      Since
Portfolio        12 Months  12 Months  5 Years    5 Years  Inception** Inception
--------------------------------------------------------------------------------
Arizona            6.10%      7.83%     5.24%      4.51%      6.64%      5.89%
--------------------------------------------------------------------------------
Florida            8.70%      8.35%     5.31%      4.69%      5.91%      5.31%
--------------------------------------------------------------------------------
Massachusetts      6.95%      9.12%     4.73%      4.87%      7.10%      6.01%
--------------------------------------------------------------------------------
Michigan           8.37%      8.85%     5.91%      4.91%      6.96%      5.51%
--------------------------------------------------------------------------------
Minnesota          8.12%      8.42%     5.34%      4.69%      5.71%      5.27%
--------------------------------------------------------------------------------
New Jersey         5.08%      7.62%     4.22%      4.58%      5.24%      5.14%
--------------------------------------------------------------------------------


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                                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

                                                              Fund
                   Fund                 Fund                Portfolio
                 Portfolio            Portfolio               Total     Lipper
                   Total    Lipper      Total     Lipper     Returns    Average
                  Returns   Average    Returns    Average     Since      Since
Portfolio        12 Months 12 Months   5 Years    5 Years  Inception** Inception
--------------------------------------------------------------------------------
Ohio               5.48%      8.14%     4.50%      4.75%      5.51%      5.35%
--------------------------------------------------------------------------------
Pennsylvania       7.29%      8.55%     5.17%      4.59%      6.00%      5.28%
--------------------------------------------------------------------------------
Virginia           7.97%      8.24%     4.88%      4.70%      6.97%      5.93%
--------------------------------------------------------------------------------

* Returns for the Portfolios are based on the net asset value (NAV) of Class A shares as of March 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolios have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for each Portfolio include the reinvestment of any distributions paid during each period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. Past performance is no guarantee of future results. The state specific Lipper Municipal Debt Funds Averages have generally similar investment objectives to the Portfolios, although some may have different investment policies. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including AllianceBernstein Municipal Income Fund II.

**    Portfolio since inception dates can be found on page 3.

Despite a rise in interest rates over the past six months ended March 31, 2003, the municipal bond market posted positive returns. Each of the AllianceBernstein Municipal Income Fund II Portfolios, with the exception of the Arizona Portfolio, generated positive returns for this time period. Returns for the Florida Portfolio, Michigan Portfolio, Ohio Portfolio, and Virginia Portfolio either exceeded or were in line with the benchmark, the Lehman Brothers Municipal Bond Index. The overall performance of the Portfolios was attributable to both the lower interest rate sensitivity and the higher income profile relative to the benchmark.

Over the six-month period, the difference between yields on lower-rated bonds and yields on higher-rated bonds increased as lower-rated yields increased more than the higher-rated yields. This is called credit spread (differential) widening. The Portfolios that lagged the benchmark's performance, including Arizona, Massachusetts, Minnesota, New Jersey and Pennsylvania, did so because of widening spreads in either specific market sectors or specific securities.

Although most municipal bond yields rose over the past six months, they are still lower than they were 12 months ago. As a result, the municipal bond


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4 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

----------------------
LETTER TO SHAREHOLDERS
----------------------

market generated a positive price return over the reporting period. Yields on bonds with maturities less than 20 years declined more over the past year than yields on bonds with maturities greater than 20 years. Therefore, longer-term municipal bonds posted positive, although lower, returns than shorter maturity bonds. The Portfolios also posted positive returns over the 12-month period, but lagged the benchmark due to their lower interest rate sensitivity and greater weightings in higher coupon bonds relative to the Lehman Brothers Municipal Bond Index.

We also compare the performance of the Portfolios to their Lipper peer group average. The Lipper peer group average is composed of mutual funds with generally similar investment objectives, although potentially different investment policies. Relative to their Lipper peer group averages, the Florida, Massachusetts, Michigan, Ohio and Virginia Portfolios outperformed, the Arizona, Minnesota and New Jersey Portfolios underperformed and the Pennsylvania Portfolio performed in line for the six-month period ending March 31, 2003. The better performing Portfolios over the past six months were aided by their higher coupon income and their lower relative interest rate exposure. Those Portfolios that underperformed were hurt by specific sector and security spread widening.

Over the past 12 months, the Portfolios underperformed their Lipper peer group averages as falling interest rates proved more beneficial for those Portfolios with greater interest sensitivity. While the value of the Portfolios rose during this time period, their lower interest rate sensitivity and higher focus on income hindered performance. In addition, sector and individual security credit spread widening also impeded performance.

Market Overview

The pace of municipal issuance has remained quite strong. For example, over the last three months, issuance totaled $83.5 billion, a record amount for any first quarter, and a continuation of the record pace of 2002. Low interest rates and budget shortfalls are spurring issuance. Mounting credit concerns and heavy issuance resulted in widening credit spreads during the first quarter as investors avoided bonds with triple-B ratings in favor of higher-rated bonds. The widening was modest, however, partly because the volume of triple-A-insured bond issuance jumped to 53% of total new issuance during the quarter versus 49% last year and 46% in 2001.

A number of the largest deals issued recently were backed by tobacco settlement payments to the states. In total, $5.1 billion of such "tobacco" bonds were issued over the past six months.


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                                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 5

----------------------
LETTER TO SHAREHOLDERS
----------------------

However, issuance in this sector came to an abrupt halt following the March 21 ruling by an Illinois judge against Philip Morris, sending issuers scrambling to find other ways to raise money. Alliance intensively researches municipal bonds with the goal, among others, of quantifying the tradeoff between risk and reward. We own tobacco bonds in our municipal bond portfolios as we believe their yields provide ample compensation for the higher volatility of these securities, and we are comfortable with their investment grade credit structures. In each Portfolio, we are currently holding a target of approximately 3% in this sector. We are neither increasing nor decreasing our target tobacco-bond weight as a result of the Illinois judgment.

State and local governments are mired in their worst financial crises in decades. While policy makers are debating how much to cut expenses and raise taxes to close their projected budget shortfalls, revenues appear to have stopped falling and have stabilized near 1998 levels. Proposals to help the states are being considered in Washington, D.C., but so far there is little meaningful help in the offing. The Center on Budget and Policy Priorities estimates that states' collective projected budget deficits could reach $85 billion in fiscal year 2004. Two states, California and Oregon, were recently downgraded by Moody's Investors Service, and 16 more continue to have "negative" outlooks, which means they are likely to be downgraded if current trends continue. We believe that the predicament of many states is partially the result of their slow response to the problem; many were desperately hoping the economy would pick up and spare them the tough decisions. During the summer, many opted to use one-shot remedies such as borrowing or asset sales (e.g., tobacco bonds) to close their budget gaps, rather than raise taxes or cut spending sharply. The decision to use one-shots was predictable, especially since it was an election year, but it reduced financial flexibility and allowed the problem to fester for a full year as the economy failed to rebound.

As a result, legislators are finally turning to significant cuts in services and tax increases to address their states' shortfalls. Yields on some state general obligation bonds have risen, and prices have fallen relative to triple-A-rated bonds due to the combination of heavy issuance and budget problems. We expect that political infighting will intensify over the next three to six months as legislators struggle to pass their budgets. The Portfolios have had minimal general obligation exposure and, therefore, generally have been sheltered from the recent credit spread widening affecting these bonds.


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6 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Outlook and Strategy

Looking forward, we believe that municipals should begin to perform relatively well, particularly if interest rates begin to rise. First, with almost the same pre-tax yields as taxable bonds, municipals have a significant after-tax yield advantage versus taxable securities. Second, the recently passed tax law only partly reduces the taxation of dividends and includes a sunset provision making the permanence of the new law somewhat uncertain. As such, it should only marginally increase the expected return of equities, but not materially alter investors' allocation to the municipal market.

State tax collections stabilized in the second half of last year as the economy grew, but state finances remain under pressure. During most of the 1990s, state and local tax collections grew faster than the economy, due primarily to income from capital gains and stock options. Now, that situation has reversed. As a result, aggregate state tax revenues are at 1998 levels, while expenses, which grew throughout the 1990s, are well above 1998 levels, given rapid growth in school funding and health-related services to the indigent. We believe state governments will eventually solve their fiscal problems, and we are poised to buy more of them if we are adequately rewarded by a rise in yields during the months ahead. Absent a strong economic rebound, however, one of their solutions will be to cut aid to local governments and authorities.

Consequently, the financial problems that are now evident at the state level are likely to ripple through the rest of the municipal market. As such, we continue to buy high-quality bonds where our analysts believe the issuer has the resources to maintain its rating through this difficult period. The Portfolios' average credit quality is approximately A+ and, as always, we increase the safety of the Portfolios through diversification. Another way we attempt to limit the impact of credit problems in the Portfolios is by holding AAA-rated insured bonds. Bond insurance companies guarantee the timely payment of both interest and principal. Such bonds clearly mitigate credit risk. Our remaining investments are extremely well diversified in revenue bonds and are well researched to ensure that we keep credit risk under tight control.


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                                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 7

----------------------
LETTER TO SHAREHOLDERS
----------------------

Thank you for your continued interest in AllianceBernstein Municipal Income Fund
II. We look forward to the opportunity to serve our shareholders over the next year.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ David M. Dowden

David M. Dowden
Vice President


/s/ Terrance T. Hults

Terrance T. Hults
Vice President

[PHOTO]     John D. Carifa

[PHOTO]     David M. Dowden

[PHOTO]     Terrance T. Hults

Portfolio Managers, David M. Dowden and Terrance T. Hults, have over 27 years of combined investment experience.


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8 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Arizona Portfolio
6/30/94 - 3/31/03

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Arizona Portfolio Class A at NAV:      $17,742

Arizona Portfolio Class A at offering: $16,986

Lipper AZ Muni Funds Average:          $16,512

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Florida Portfolio
6/30/93 - 3/31/03

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Florida Portfolio Class A at NAV:      $17,522

Florida Portfolio Class A at offering: $16,784

Lipper FL Muni Funds Average:          $16,580

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                                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 9

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Massachusetts Portfolio
3/31/94 - 3/31/03

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Massachusetts Portfolio Class A at NAV:         $18,546

Massachusetts Portfolio Class A at offering:    $17,764

Lipper MA Muni Funds Average:                   $16,929

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Michigan Portfolio
2/28/94 - 3/31/03

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Michigan Portfolio Class A at NAV:      $18,442

Michigan Portfolio Class A at offering: $17,664

Lipper MI Muni Funds Average:           $16,289


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10 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

-----------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Minnesota Portfolio
6/30/93 - 3/31/03

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Minnesota Portfolio Class A at NAV:      $17,196

Lipper MN Muni Funds Average:            $16,509

Minnesota Portfolio Class A at offering: $16,471

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

New Jersey Portfolio
6/30/93 - 3/31/03

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

New Jersey Portfolio Class A at NAV:      $16,472

Lipper NJ Muni Funds Average:             $16,322

New Jersey Portfolio Class A at offering: $15,778


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                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 11

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Ohio Portfolio
6/30/93 - 3/31/03

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Ohio Portfolio Class A at NAV:         $16,881

Lipper OH Muni Funds Average:          $16,643

Ohio Portfolio Class A at offering:    $16,169

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Pennsylvania Portfolio
6/30/93 - 3/31/03

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Pennsylvania Portfolio Class A at NAV:      $17,665

Pennsylvania Portfolio Class A at offering: $16,920

Lipper PA Muni Funds Average:               $16,529


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12 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Virginia Portfolio
4/30/94 - 3/31/03

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Virginia Portfolio Class A at NAV:      $18,238

Virginia Portfolio Class A at offering: $17,469

Lipper VA Muni Funds Average:           $16,734

Each chart illustrates the total value of an assumed $10,000 investment in each of AllianceBernstein Municipal Income Fund II's Class A shares (since the closest month-end after each Portfolio's inception date through 3/31/03). Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments in the Portfolios and assume the reinvestment of dividends and capital gains. Performance at net asset value (NAV) does not reflect sales charges, which reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 18 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 24 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 30 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 23 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 17 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 24 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 21 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 34 funds; and the Lipper Virginia Municipal Debt Funds Average reflects performance of 23 funds. The funds tracked by Lipper Inc. have generally similar investment objectives to the applicable AllianceBernstein Municipal Income Fund II Portfolios, although some of the funds may have investment policies that are somewhat different than those of AllianceBernstein Municipal Income Fund II.

When comparing an AllianceBernstein Municipal Income Fund II Portfolio to the corresponding Lipper Average, you should note that no charges are reflected in the performance of the Lipper Averages.

An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including AllianceBernstein Municipal Income Fund II.


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                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 13

-----------------
PORTFOLIO SUMMARY
-----------------

Portfolio Summary*
March 31, 2003 (unaudited)

ARIZONA PORTFOLIO
BOND QUALITY RATING

   48.39% AAA
   10.78% AA
   12.58% A                                 [PIE CHART OMITTED]
   10.25% BBB
   18.00% < IG

INCEPTION DATE
(Class A Shares)
6/1/94

FLORIDA PORTFOLIO
BOND QUALITY RATING

   48.08% AAA
   11.79% AA
   12.33% A                                 [PIE CHART OMITTED]
    8.17% BBB
   19.63% < IG

INCEPTION DATE
(Class A Shares)
6/25/93

MASSACHUSETTS PORTFOLIO
BOND QUALITY RATING

   50.78% AAA
   19.28% AA
    6.01% A                                 [PIE CHART OMITTED]
   15.43% BBB
    8.50% < IG

INCEPTION DATE
(Class A Shares)
3/29/94

All data as of March 31, 2003. Each Portfolio's quality breakdown is expressed as a percentage of the Portfolio's total investments and may vary over time.

< IG: Less than investment grade.

* Reflects percentages of each Portfolio's total assets invested in securities rated in particular ratings categories by Standard & Poor's or, if not rated by Standard & Poor's, considered by the Adviser to be of equivalent quality to such ratings.


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14 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

 -----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY*
March 31, 2003 (unaudited)

MICHIGAN PORTFOLIO
BOND QUALITY RATING

   63.33% AAA
    4.52% AA
   12.98% A                                  [PIE CHART OMITTED]
    5.53% BBB
   13.64% < IG

INCEPTION DATE
(Class A Shares)
2/25/94

MINNESOTA PORTFOLIO
BOND QUALITY RATING

   53.97% AAA
   18.22% AA
   17.45% A                                  [PIE CHART OMITTED]
    4.93% BBB
    5.43% < IG

INCEPTION DATE
(Class A Shares)
6/25/93

NEW JERSEY PORTFOLIO
BOND QUALITY RATING

   63.17% AAA
    8.24% AA
   20.41% A                                  [PIE CHART OMITTED]
    5.03% BBB
    3.15% < IG

INCEPTION DATE
(Class A Shares)
6/25/93

All data as of March 31, 2003. Each Portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

< IG: Less than investment grade.

* Reflects percentages of each Portfolio's total assets invested in securities rated in particular ratings categories by Standard & Poor's or, if not rated by Standard & Poor's, considered by the Adviser to be of equivalent quality to such ratings.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 15

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY*
March 31, 2003 (unaudited)

OHIO PORTFOLIO
BOND QUALITY RATING

   57.06% AAA
    0.97% AA
   18.42% A                                  [PIE CHART OMITTED]
   16.37% BBB
    7.18% < IG

INCEPTION DATE
(Class A Shares)
6/25/93

PENNSYLVANIA PORTFOLIO
BOND QUALITY RATING

   29.66% AAA
   23.70% AA
   14.00% A                                  [PIE CHART OMITTED]
   16.76% BBB
   15.88% < IG

INCEPTION DATE
(Class A Shares)
6/25/93

VIRGINIA PORTFOLIO
BOND QUALITY RATING

   32.45% AAA
   22.29% AA
   19.30% A                                  [PIE CHART OMITTED]
    7.35% BBB
   18.61% < IG

INCEPTION DATE
(Class A Shares)
4/29/94

All data as of March 31, 2003. Each Portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

< IG: Less than investment grade.

* Reflects percentages of each Portfolio's total assets invested in securities rated in particular ratings categories by Standard & Poor's or, if not rated by Standard & Poor's, considered by the Adviser to be of equivalent quality to such ratings.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
Average Annual Returns as of March 31, 2003

                                           NAV and SEC Total Returns
-----------------------------------------------------------------------------------------
                            Without Sales Charge                With Sales Charge
-----------------------------------------------------------------------------------------
                                               Since                             Since
                        1 Year     5 Years   Inception   1 Year      5 Years   Inception
-----------------------------------------------------------------------------------------
Arizona Portfolio
  Class A                6.10%      5.24%      6.64%      1.60%       4.32%      6.12%
  Class B                5.39%      4.51%      6.14%      2.39%       4.51%      6.14%
  Class C                5.39%      4.51%      5.91%      4.39%       4.51%      5.91%

Florida Portfolio
  Class A                8.70%      5.31%      5.91%      4.09%       4.40%      5.44%
  Class B                7.94%      4.59%      5.44%      4.94%       4.59%      5.16%
  Class C                7.94%      4.59%      5.16%      6.94%       4.59%      5.16%

Massachusetts Portfolio
  Class A                6.95%      4.73%      7.10%      2.45%       3.82%      6.58%
  Class B                6.24%      4.03%      6.60%      3.24%       4.03%      6.37%
  Class C                6.24%      4.03%      6.37%      5.24%       4.03%      6.37%

Michigan Portfolio
  Class A                8.37%      5.91%      6.96%      3.79%       5.00%      6.45%
  Class B                7.54%      5.16%      6.46%      4.54%       5.16%      6.46%
  Class C                7.54%      5.16%      6.21%      6.54%       5.16%      6.21%

Minnesota Portfolio
  Class A                8.12%      5.34%      5.71%      3.50%       4.43%      5.24%
  Class B                7.27%      4.59%      4.94%      4.27%       4.59%      4.94%
  Class C                7.27%      4.61%      4.95%      6.27%       4.61%      4.95%

New Jersey Portfolio
  Class A                5.08%      4.22%      5.24%      0.66%       3.31%      4.78%
  Class B                4.43%      3.50%      4.77%      1.43%       3.50%      4.77%
  Class C                4.43%      3.50%      4.49%      3.43%       3.50%      4.49%

Ohio Portfolio
  Class A                5.48%      4.50%      5.51%      0.99%       3.59%      5.04%
  Class B                4.77%      3.76%      5.03%      1.77%       3.76%      5.03%
  Class C                4.76%      3.78%      4.76%      3.76%       3.78%      4.76%

Pennsylvania Portfolio
  Class A                7.29%      5.17%      6.00%      2.75%       4.27%      5.53%
  Class B                6.56%      4.44%      5.53%      3.56%       4.44%      5.53%
  Class C                6.56%      4.44%      5.24%      5.56%       4.44%      5.24%

Virginia Portfolio
  Class A                7.97%      4.88%      6.97%      3.38%       3.98%      6.45%
  Class B                7.25%      4.17%      6.48%      4.25%       4.17%      6.48%
  Class C                7.25%      4.18%      6.24%      6.25%       4.18%      6.24%

Each Portfolio's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1%, year 1 contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 17

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
As of March 31, 2003

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

--------------------------------------------------------------------------------
                                   30-Day          Taxable Equivalent Yield in
                                 SEC Yield*        36% Tax Bracket (at NAV)**
--------------------------------------------------------------------------------
Arizona Portfolio
  Class A                           4.27%                     7.44%
  Class B                           3.76%                     6.58%
  Class C                           3.76%                     6.58%

Florida Portfolio
  Class A                           4.11%                     7.69%
  Class B                           3.58%                     6.92%
  Class C                           3.58%                     6.92%

Massachusetts Portfolio
  Class A                           4.22%                     7.58%
  Class B                           3.71%                     6.76%
  Class C                           3.71%                     6.76%

Michigan Portfolio
  Class A                           4.08%                     7.39%
  Class B                           3.57%                     6.59%
  Class C                           3.57%                     6.59%

Minnesota Portfolio
  Class A                           4.23%                     7.27%
  Class B                           3.72%                     6.43%
  Class C                           3.71%                     6.41%

New Jersey Portfolio
  Class A                           3.82%                     7.48%
  Class B                           3.28%                     6.61%
  Class C                           3.28%                     6.61%

Ohio Portfolio
  Class A                           3.92%                     7.92%
  Class B                           3.40%                     7.09%
  Class C                           3.40%                     7.08%

Pennsylvania Portfolio
  Class A                           4.54%                     7.47%
  Class B                           4.04%                     6.64%
  Class C                           4.03%                     6.64%

Virginia Portfolio
  Class A                           4.43%                     7.58%
  Class B                           3.94%                     6.76%
  Class C                           3.93%                     6.76%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended March 31, 2003.

** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        MUNICIPAL BONDS - 97.9%
        Long-Term Municipal Bonds - 96.0%
        Arizona - 79.8%
AAA     Phoenix Airport Rev
        FGIC Ser 02B AMT
        5.75%, 7/01/15 .......................       $ 1,000     $  1,107,160
AAA     Tucson Higher Ed
        (University Arizona) AMBAC Ser 02A
        5.00%, 7/15/32 .......................         1,000        1,015,520
Ba2     Phoenix Hlth Facs Auth Hospital Rev
        (Children's Hospital) Ser 02A
        6.00%, 2/15/32(a) ....................         6,700        4,690,000
AAA     Phoenix Hsg Dev Auth SFMR
        (Mortgage Rev) Ser 00-1B AMT
        7.35%, 6/01/31 .......................           490          535,325
AAA     Tucson & Pima Hsg Fin Auth SFMR
        (Mortgage Rev) GNMA/FNMA Ser 02 AMT
        5.50%, 1/01/35 .......................         2,490        2,563,480
AAA     Arizona School Brd Fac Rev
        Ser 01
        5.00%, 7/01/19 .......................         7,230        7,629,096
Aaa     Arizona Student Loan Auth
        (Student Loan Rev) Ser 99B-1 AMT
        5.90%, 5/01/24(a) ....................         1,500        1,582,470
Aaa     Arizona Tourism & Sports Auth
        (Multipurpose Stadium) MBIA Ser 03
        5.00%, 7/01/31(a) ....................         1,000        1,017,580
NR      Estrella Mtn Ranch Cmty Fac Dist
        (Desert Village)
        7.375%, 7/01/27 ......................         2,000        2,013,760
NR      Gilbert Utility Rev
        (Municipal Prop Corp) Ser 01
        6.40%, 4/01/16 .......................         1,500        1,503,885
AAA     Glendale Ind Dev Auth Ed Fac
        (Midwestern Univ)
        CONNIE LEE Ser 96A
        6.00%, 5/15/26 .......................           475          528,457
BBB+    Glendale Ind Dev Auth Ed Fac
        (Midwestern Univ) Ser 01A
        5.875%, 5/15/31 ......................         3,770        3,897,351
NR      Goodyear Assessment District #1
        (Palm Valley) Ser 96C
        7.25%, 7/01/16 .......................         4,157        4,445,080
NR      Village at Litchfield Park CFD
        (Litchfield Pk Svc Proj) Ser 01
        6.375%, 7/15/26 ......................         3,250        3,292,738


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 19

------------------------
       ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

NR      Goodyear IDA Water & Sewer Rev
        (Litchfield Pk Svc Proj) Ser 99 AMT
        5.95%, 10/01/23 ......................       $ 3,160     $  3,203,798
NR      Estrella Mtn Ranch Cmnty Fac Dist
        (Golf Village) Ser 01A
        7.875%, 7/01/25 ......................         7,959        8,605,429
NR      Hassayampa Cmnty Fac District
        Ser 96
        7.75%, 7/01/21 .......................         6,110        6,592,934
NR      Hassayampa Cmnty Fac District #2
        (Forest Ridge Estates) Ser 00
        7.50%, 7/01/24 .......................         1,170        1,288,439
AAA     Maricopa Cnty School Dist No. 28
        (Kyrene Elem) FGIC Ser 95B
        6.00%, 7/01/14 .......................         2,000        2,121,520
AAA     Maricopa Cnty Hospital Rev
        (Catholic Healthcare West) MBIA Ser 93
        9.85%, 7/01/13(b) ....................         2,700        2,843,937
AA      Maricopa Cnty MFHR
        (Avalon Apts Proj) Ser 00A
        6.35%, 4/01/30 .......................         1,550        1,665,243
Aaa     Maricopa Cnty MFHR
        (Syl-Mar Apts Proj) GNMA Ser 01 AMT
        6.10%, 4/20/36(a) ....................         2,470        2,647,791
AAA     Maricopa Cnty MFHR
        (Tierra Antigua Proj)
        AMBAC Ser 01A-1 AMT
        5.40%, 6/01/34 .......................         2,765        2,804,899
AAA     Maricopa Cnty SFMR
        (Mortgage Rev) GNMA/FNMA/FHLMC AMT
        Ser 00-1C
        6.25%, 12/01/30 ......................         1,275        1,328,971
        Ser 02-B1
        3.50%, 3/01/34 .......................         1,990        2,187,328
        Ser 01
        5.63%, 3/01/33 .......................         1,840        1,871,795
BBB     Maricopa Cnty Util Rev
        (Citizens Utilities) Ser 95 AMT
        6.20%, 5/01/30 .......................         4,550        4,337,970
AAA     Mesa Cnty IDA Health Fac
        (Discovery Hlth Sys) MBIA Ser 99A
        5.75%, 1/01/25(d) ....................        15,000       16,263,149
A+      Mohave Cnty IDR
        (Cargill/North Star Steel) Ser 95A AMT
        6.70%, 3/01/20 .......................        11,000       11,035,419


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

AAA     Mohave Cnty IDA MFHR
        (Chris & Silver Ridge) GNMA Ser 96
        6.375%, 11/01/31 .....................       $ 1,000     $  1,066,570
AAA     Northern Arizona University Rev
        FGIC Ser 02
        5.00%, 6/01/30 .......................         1,000        1,016,850
        5.00%, 6/01/34 .......................         1,250        1,269,200
AA+     Phoenix Excise Tax Rev
        (Civic Plaza Bldg Corp) Ser 94
        6.00%, 7/01/12 .......................         1,015        1,112,166
AA      Phoenix IDA MFHR
        (Woodstone & Silver Springs)
        Asset Gty Ser 93
        6.25%, 4/01/23 .......................         3,000        3,076,620
AAA     Phoenix IDA SFMR
        GNMA (Mortgage Rev) Ser 02B-1 AMT
        3.50%, 9/01/33(c) ....................         1,160        1,187,898
AAA     Pima Cnty IDA MFHR
        (La Hacienda) GNMA Ser 99
        7.00%, 12/20/31 ......................         1,290        1,472,354
AA      Pima Cnty IDA SFMR
        (Mortgage Rev) GNMA/FNMA AMT
        Ser 01A-1
        5.35%, 11/01/24 ......................           330          336,706
        Ser 99B-1
        6.10%, 5/01/31 .......................         1,840        1,933,141
        Ser 97A
        6.25%, 11/01/30 ......................           225          235,616
B+      Pima Cnty IDR
        (Tuscon Electric Pwr) Ser 97B
        6.00%, 9/01/29 .......................         1,750        1,599,115
AAA     Pinal Cnty Prop Corp.
        AMBAC Ser 01
        5.125%, 6/01/21 ......................         1,000        1,049,500
NR      Stoneridge Comm Fac Dist Ser 01
        6.75%, 7/15/26 .......................         7,500        7,675,350
NR      Pronghorn Ranch Cmnty Fac Dist
        Ser 01
        7.00%, 7/15/27 .......................         2,000        2,040,980
AA      Salt River Elec Sys Rev
        (Salt River Proj) Ser 02B
        5.00%, 1/01/31 .......................         5,000        5,084,550
BBB+    Scottsdale IDA Hosp Rev
        (Scottsdale Healthcare) Ser 01
        5.80%, 12/01/31 ......................         8,000        8,153,279


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 21

------------------------
       ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

A       Show Low Assessment Dist # 6
        (Torreon) ACA Ser 00
        6.00%, 1/01/18 .......................       $ 1,000     $  1,087,750
NR      Sundance Cmnty Fac Dist
        (Spec. Assessment Dist #1) Ser 02
        7.75%, 7/01/22 .......................         3,000        2,990,550
AAA     Tempe IDA MFHR
        (Quandrangles) FHA Ser 93
        6.25%, 6/01/26 .......................         5,150        5,261,858
Aaa     Tolleson IDA MFHR
        (Copper Cove) GNMA Ser 01A AMT
        5.50%, 11/20/41(a) ...................         5,825        6,096,853
AAA     Tucson Airport Auth Rev
        AMBAC Ser 01 AMT
        5.35%, 6/01/31 .......................         6,575        6,740,493
AAA     Tucson & Pima Cnty IDA SFMR
        (Mortgage Rev) GNMA Ser 01 AMT
        6.35%, 1/01/34 .......................         5,960        6,321,832
NR      Dove Mtn Resort Cmnty Fac Dist Ser 01
        6.75%, 12/01/16 ......................         6,200        6,394,928
NR      Vistancia Cmnty Fac Dist Ser 02
        6.75%, 7/15/22 .......................         2,000        2,010,680
AAA     Yuma IDA Hosp Rev
        (Regional Med Ctr) FSA Ser 01
        5.00%, 8/01/31 .......................         1,500        1,517,745
                                                                 ------------
                                                                  181,353,108
                                                                 ------------
        Alabama - 0.9%
AAA     Birmingham Water & Sewer Rev
        MBIA Ser 02B
        5.25%, 1/01/33 .......................         2,000        2,067,660
                                                                 ------------
        Colorado - 1.0%
AAA     Colorado Dept of Trans
        MBIA Ser 02B
        5.00%, 6/15/11 .......................         2,055        2,283,804
                                                                 ------------
        Florida - 4.8%
A       Fiddler's Creek Cmnty Dev Dist Ser 99(b)
        5.80%, 5/01/21(f) ....................         7,545        7,557,600
NR      Double Branch Cmnty Dev Dist
        (Oakleaf Village) Ser 02A
        6.70%, 5/01/34 .......................         1,000        1,009,260


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

AA+     Florida Board of Ed GO
        Ser 02B
        5.25%, 6/01/12 .......................       $ 1,800     $  2,031,426
                                                                 ------------
                                                                   10,598,286
                                                                 ------------

        Michigan - 1.2%
AAA     Michigan Muni Bond Auth
        (Drinking Water) Ser 02
        5.25%, 10/01/11 ......................         2,500        2,836,775
                                                                 ------------

        New Jersey - 1.0%
A       New Jersey Tobacco Settlement Rev
        Ser 03
        6.75%, 6/01/39 .......................         2,500        2,304,700
                                                                 ------------

        Puerto Rico - 4.5%
AAA     Puerto Rico GO
        FGIC Ser 02A
        5.00%, 7/01/32 .......................         5,000        5,145,100
AAA     Puerto Rico Hwy & Trans Auth Rev
        FSA Ser 02D
        5.00%, 7/01/32 .......................         3,400        3,498,668
A       Puerto Rico Tobacco Settlement Rev
        (Childrens Trust Fund) Ser 02
        5.625%, 5/15/43 ......................         1,800        1,637,532
                                                                 ------------
                                                                   10,281,300
                                                                 ------------

        Rhode Island - 0.3%
A       Rhode Island Tobacco Settlement Rev
        Ser 02A
        6.25%, 6/01/42 .......................           795          692,906
                                                                 ------------

        Texas - 1.7%
AAA     Texas Turnpike Auth Rev
        AMBAC Ser 02A
        5.50%, 8/15/39 .......................         3,750        3,980,813
                                                                 ------------

        Washington - 0.8%
A       Washington Tobacco Settlement Rev
        Ser 02
        6.50%, 6/01/26 .......................         2,000        1,881,580
                                                                 ------------

        Total Long-Term Municipal Bonds
           (cost $213,798,991) ...............                    218,280,932
                                                                 ------------

--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 23

------------------------
       ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        Short-Term Municipal Notes(f) - 1.9%
        Indiana - 0.7%
VMIG 1  Whiting Ind Pollution Ctl Rev
        (Amoco Oil Co. Proj) Ser 01 AMT
        1.20%, 1/01/26 .......................       $ 1,500     $  1,500,000
                                                                 ------------

        New Mexico - 0.3%
A-1+    Farmington PCR
        (Arizona Public Services Co.) Ser 94C
        AMT
        1.15%, 9/01/24 .......................           700          700,000
                                                                 ------------

        New York - 0.9%
A-1+    New York City Transitional Fin Auth
        Ser 03 Subser 3E
        1.20%, 11/01/22 ......................         1,500        1,500,000
A-1+    New York City Water Fin Auth
        FGIC Ser 94G
        1.15%, 6/15/24 .......................           700          700,000
                                                                 ------------
                                                                    2,200,000
                                                                 ------------

        Total Short-Term Municipal Notes
           (cost $4,400,000) .................                      4,400,000
                                                                 ------------

        Total Investments - 97.9%
           (cost $218,198,991) ...............                    222,680,932
        Other assets less liabilities - 2.1% .                      4,875,880
                                                                 ------------

        Net Assets - 100.0% ..................                   $227,556,812
                                                                 ============

FINANCIAL FUTURES CONTRACTS SOLD

                                                               Value at
              Number of              Expiration   Original     March 31,    Unrealized
    Type      Contracts   Position      Month       Value        2003      Appreciation
 ----------- ----------   --------   ----------  ----------   -----------  ------------
10 Yr SWAP       44         Short     June 2003  $5,034,906   $4,978,875      $56,031

See footnote summary on page 63.

See Glossary of Terms on page 63.

See notes to financial statements.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        MUNICIPAL BONDS - 97.8%
        Long-Term Municipal Bonds - 97.8%
        Florida - 95.7%
Aaa     Brevard Cnty Hsg Fin Auth SFMR
        (Mortgage Rev) FHA Ser 94 AMT
        6.70%, 9/01/27(a) ....................       $   765     $    801,207
AAA     Broward County COP
        MBIA Ser 03
        5.00%, 7/01/28 .......................         3,000        3,050,310
Baa3    Capital Trust Agy Fl Arpt Fac
        (Cargo Acq Grp) Ser 02 AMT
        6.25%, 1/01/19(a) ....................           500          497,960
NR      Crossings at Fleming Island CDD
        (Eagle Harbor) Ser 00C
        7.10%, 5/01/30 .......................        21,860       23,464,086
A       Dade Cnty Hsg Fin Auth MFHR
        (Golden Lakes Apts) Ser 97A AMT
        6.00%, 11/01/32(e) ...................           250          254,875
        6.05%, 11/01/39(e) ...................           750          774,555
AAA     Escambia Cnty Hsg Fin Auth SFMR
        (Mortgage Rev) GNMA Ser 95B AMT
        6.25%, 4/01/28 .......................         9,000        9,492,750
Baa2    Escambia Cnty PCR
        (Champion Int'l Corp) Ser 96 AMT
        6.40%, 9/01/30(a) ....................         5,000        5,158,350
AAA     Florida Hsg Fin Agy MFHR
        (Turtle Creek Apts)
        AMBAC Ser 96C AMT
        6.20%, 5/01/36 .......................         3,245        3,402,804
AAA     Florida Hsg Fin Agy SFMR
        (Mortgage Rev) Ser 95A AMT
        6.65%, 1/01/24 .......................         5,035        5,235,997
Aaa     Florida Hsg Fin Corp MFHR
        (Cobblestone Apts)
        GNMA Ser 00K-1 AMT
        6.10%, 6/01/42(a) ....................         7,880        8,332,864
AAA     Florida Hsg Fin Corp MFHR
        (Logans Pointe Apts) FSA Ser 99 AMT
        6.00%, 6/01/39 .......................         5,080        5,434,178
AAA     Florida Hsg Fin Corp MFHR
        (Mystic Pointe II) GNMA Ser 00 AMT
        6.30%, 12/01/41 ......................         1,165        1,248,589
AAA     Florida Hsg Fin Corp MFHR
        (Raintree Apts) GNMA Ser 00 AMT
        6.05%, 3/01/42 .......................         5,885        6,195,081


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 25

------------------------
       FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

AAA     Florida Hsg Fin Corp MFHR
        (Sabal Chase Apts) FSA Ser 00 AMT
        6.00%, 5/01/40 .......................       $ 3,650     $  3,811,914
A       Florida Hsg Fin Corp MFHR
        (Spring Harbor Apts) Ser 99C-1 AMT
        5.90%, 8/01/39 .......................         3,990        4,162,807
AAA     Florida Hsg Fin Corp MFHR
        (Walker Ave Club) FSA Ser 00L-1 AMT
        6.00%, 12/01/38 ......................         3,435        3,604,346
AAA     Florida Hsg Fin Corp MFHR
        (Waverly Apts) FSA Ser 00C-1 AMT
        6.50%, 7/01/40 .......................         2,790        3,011,554
NR      Gateway Cmnty Dev Dist
        (Sun City Ctr - Fort Meyers)
        5.50%, 5/01/10 .......................         1,000          990,150
AAA     Greater Orlando Aviation Arpt Rev
        (Orlando Airport) FSA Ser 02A
        5.125%, 10/01/32 .....................         2,530        2,572,808
A-      Highlands Cnty Hlth Facs Auth Rev
        (Adventist/Sunbelt Hosp) Ser 01A
        6.00%, 11/15/31 ......................         2,000        2,101,360
AAA     Hillsborough Cnty Arpt Auth
        (Tampa Int'l Arpt) FGIC Ser 96A AMT
        6.00%, 10/01/23 ......................         1,500        1,634,880
NR      Waterchase Cmnty Dev Dist Ser 01A
        6.70%, 5/01/32 .......................           750          764,745
Aaa     Jacksonville Cap Impt Rev
        AMBAC Ser 02A
        5.00%, 10/01/30(a) ...................         2,500        2,543,475
AA      Jacksonville Electrical Auth
        Series 02A
        5.50%, 10/01/41 ......................         3,750        3,919,650
AAA     Jacksonville Electrical Auth
        Water & Sewer Rev MBIA Ser 02A
        5.50%, 10/01/41 ......................         5,000        5,216,200
A+      Jacksonville Electrical Auth
        Water & Sewer Rev MBIB Ser 02C
        5.00%, 10/01/41 ......................         2,000        2,013,580
AAA     Jacksonville Excise Taxes Rev
        AMBAC Ser 02B
        5.00%, 10/01/26 ......................         4,925        5,014,438
AA-     Lakeland Water Sys
        Water & Wastewater Rev
        5.25%, 10/01/32 ......................        10,000       10,432,899


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

AAA     Lee Cnty Arpt Rev
        (Southwest Int'l Arpt)
        FSA Ser 00A AMT
        6.00%, 10/01/32 ......................       $23,000     $ 25,200,639
NR      Herons Glen Recreation District
        Ser 99
        5.90%, 5/01/19 .......................         2,680        2,715,376
NR      Miromar Lakes Cmnty Dev Dist Ser 00A
        7.25%, 5/01/12 .......................         9,695       10,344,468
        7.375%, 5/01/32 ......................         6,475        6,905,393
NR      Waterlefe Cmnty Dev Dist Ser 01
        6.95%, 5/01/31 .......................           745          771,276
Aaa     Manatee Cnty Hsg Fin Agy SFMR
        (Mortgage Rev) GNMA/FNMA
        Ser 96-1 AMT
        5.625%, 11/01/14(a) ..................           205          205,223
Aaa     Manatee Cnty Hsg Fin Auth SFMR
        (Mortgage Rev) GNMA Ser 99 AMT
        6.25%, 11/01/28(a) ...................         2,930        3,200,439
NR      Marshall Creek Cmnty Dev Dist
        Ser 02A
        6.625%, 5/01/32 ......................         1,000        1,006,560
BB      Miami Beach Health Facs Auth Rev
        (Mt Sinai Med Ctr) Ser 01A
        6.80%, 11/15/31 ......................         4,100        3,688,442
A       Miami-Dade Cnty Hsg Fin Agy MFHR
        (Cntry Club Villas Apts) Ser 99A AMT
        6.20%, 10/01/39 ......................         5,145        5,388,976
Aaa     Miami-Dade Cnty Hsg Fin Agy SFMR
        (Mortgage Rev) GNMA/FNMA AMT
        6.00%, 10/01/32(a) ...................         3,145        3,308,603
AAA     Miami-Dade Cnty Hsg Fin Auth MFHR
        (Marbrisa Apts) FSA Ser 00-2A AMT
        6.15%, 8/01/38 .......................         1,515        1,625,974
A-      North Broward Hosp Rev
        Ser 01
        6.00%, 1/15/31 .......................         4,000        4,137,440
Aa3     North Miami Hlth Facs Auth Rev
        (Catholic Hlth Svcs Oblig Grp) Ser 96
        6.00%, 8/15/24(a) ....................         1,200        1,249,488
NR      Northern Palm Beach Cnty Impt Dist
        (Unit Development 27B) Ser 02
        6.40%, 8/01/32 ....................         1,150        1,155,474
NR      Northern Palm Beach Cnty Impt Dist
        (Mirasol Unit #43)
        6.10%, 8/01/21 .......................           775          790,934


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 27

------------------------
       FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        6.125%, 8/01/31 ......................       $ 1,000     $  1,008,730
A-      Orange Cnty Hospital Rev
        (Orlando Regional) Ser 02
        5.75%, 12/01/32 ......................         1,320        1,340,407
AA      Orange Cnty Hlth Facs Auth Rev
        (Mayflower Retirement Proj)
        Asset Gty Ser 99
        5.25%, 6/01/29 .......................         1,060        1,076,091
A3      Orange Cnty Hsg Fin Auth MFHR
        (Loma Vista Proj) Ser 99G AMT
        5.50%, 3/01/32(a) ....................         6,500        6,227,780
AA-     Orlando Util Cmnty Wtr & Elec Rev
        Ser 93B
        9.78%, 10/06/17(b) ...................           680          724,363
AA-     Orlando Util Cmnty Wtr & Elec Rev
        Ser 93B, Pre-refunded
        9.78%, 10/06/17(b) ...................           555          601,925
AA-     Orlando Util Cmnty Wtr & Elec Rev
        Ser 02C
        5.00%, 10/01/27 ......................         7,000        7,132,440
AAA     Palm Beach Cnty Sch Brd COP
        FSA Ser 02D
        5.00%, 8/01/28 .......................         5,500        5,585,690
A       Palm Beach Cnty IDR
        (Lourdes-McKeen Residence) Ser 96
        6.625%, 12/01/26 .....................         4,000        4,761,960
Aaa     Pinellas Cnty Hsg Fin Auth SFMR
        (Mortgage Rev) GNMA Ser 94A AMT
        6.55%, 8/01/27(a) ....................         3,335        3,449,257
A+      South Miami Health Facs Hosp Rev
        (Baptist Health)
        5.25%, 11/15/33 ......................         2,000        1,972,880
Aaa     St. Johns Cnty Cnmty Dev Dist
        (Julington Creek Plantation) Ser 97
        7.125%, 5/01/19(a) ...................         7,725        9,355,748
NR      Sumter Cnty Industrial Dev Auth
        (North Sumter Utility Co) Ser 02
        6.80%, 10/01/32 ......................         1,000        1,004,150
Baa1    Tallahassee Hosp Rev
        (Tallahassee Memorial) Ser 00
        6.375%, 12/01/30(a) ..................        10,000       10,214,300
AA      Tampa Higher Ed
        (Tampa University Proj) RADIAN Ser 02
        5.625%, 4/01/32 ......................         3,175        3,371,660


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

Baa2    Volusia Cnty Ed Fac Auth
        (Embry Riddle Aero Univ)
        Ser 96A
        6.125%, 10/15/26(a) ..................       $   925     $    962,962
        Ser 99A
        5.75%, 10/15/29(a) ...................         2,000        2,056,500
                                                                 ------------
                                                                  257,679,960
                                                                 ------------

        California - 1.3%
AAA     California State GO
        XLCA Ser 02
        5.00%, 10/01/28 ......................         1,250        1,266,975
A       Golden St Tob Securitization Corp.
        Ser 03 -A-1
        6.75%, 6/01/39 .......................         2,500        2,322,425
                                                                 ------------
                                                                    3,589,400
                                                                 ------------

        Massachusetts - 0.4%
AAA     Massachusetts GO
        FGIC Ser 02C
        5.50%, 11/01/13 ......................         1,050        1,208,204
                                                                 ------------

        New Jersey - 0.4%
A       New Jersey Tobacco Settlement Rev
        Ser 02
        5.75%, 6/01/32 .......................         1,250        1,120,963
                                                                 ------------

        Total Investments - 97.8%
           (cost $250,152,593) ...............                    263,598,527
        Other assets less liabilities - 2.2% .                      5,930,350
                                                                 ------------

        Net Assets - 100.0% ..................                   $269,528,877
                                                                 ============

INTEREST RATE SWAP CONTRACTS

                                                               Rate Type
                                                ---------------------------------------
       Swap          Notional     Termination    Payment made by    Payment received by
   Counterparty    Amount (000)      Date         the Portfolio       the Portfolio+
   -------------   ------------   -----------   -----------------  --------------------
     JP Morgan         $900        11/01/13           5.26%            3 month LIBOR

+     LIBOR (London Interbank Offered Rate)

See footnote summary on page 63.

See Glossary of Terms on page 63.

See notes to financial statements.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II  o 29

------------------------
 MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        MUNICIPAL BONDS - 102.0%
        Long-Term Municipal Bonds - 99.2%
        Massachusetts - 83.4%
BBB-    Massachusetts Dev Fin Agy Hlth Fac
        (Boston Biomedical) Ser 99
        5.75%, 2/01/29 .......................       $ 1,800     $  1,713,942
A       Massachusetts Dev Fin Agy Hlth Fac
        (Massachusetts Biomedical) Ser 00C
        6.25%, 8/01/20 .......................         3,000        3,290,910
BBB     Massachusetts Dev Fin Agy Ed Fac
        (Massachusetts College of Pharmacy) Ser 99B
        6.75%, 7/01/30 .......................         6,600        7,135,656
BBB     Massachusetts Dev Fin Agy Ed Fac
        (Suffolk Univ) Ser 99
        5.85%, 7/01/29 .......................         1,375        1,423,001
AA      Massachusetts Dev Fin Agy
        (Worcester Redev) Asset Gty Ser 99
        5.25%, 6/01/19 .......................         2,350        2,478,522
        6.00%, 6/01/24 .......................         1,300        1,408,589
AAA     Massachusetts Ed Fin Auth
        (Educational Loan) MBIA Ser 00G AMT
        6.00%, 12/01/16 ......................         1,890        2,038,365
AAA     Massachusetts GO
        FGIC Ser 02C
        5.50%, 11/01/13 ......................         1,600        1,841,072
AA      Massachusetts Hlth & Ed Fac Auth
        (Bershire Healthcare) Asset Gty
        Ser 01E
        5.70%, 10/01/25 ......................         4,000        4,272,560
AAA     Massachusetts Hlth & Ed Fac Auth
        (Beth Israel) AMBAC Ser 92
        10.55%, 7/01/25 ......................         2,000        2,091,820
AA      Massachusetts Hlth & Ed Fac Auth
        (Cape Cod Healthcare) Asset Gty
        Ser 01C
        5.25%, 11/15/31 ......................         8,000        8,202,560
BBB     Massachusetts Hlth & Ed Fac Auth
        (Caritas Christi) Ser 99A
        5.75%, 7/01/28 .......................         5,440        4,909,926
A-      Massachusetts Hlth & Ed Fac Auth
        (Covenant Medical Center) Ser 02
        6.00%, 7/01/31 .......................         4,000        4,121,000
Ba1     Massachusetts Hlth & Ed Fac Auth
        (Lasell College) Ser 99A
        5.625%, 7/01/29(a) ...................         7,490        7,555,612
AAA     Massachusetts Hlth & Ed Fac Auth
        (New England Med Ctr) FGIC Ser 02
        5.00%, 5/15/25 .......................         2,000        2,027,680


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

AA-     Massachusetts Hlth & Ed Fac Auth
        (Partners Healthcare System) Ser 01C
        5.75%, 7/01/32 .......................       $ 5,000     $  5,270,650
AAA     Massachusetts Hlth & Ed Fac Auth
        (University of Mass Proj) MBIA Ser 02C
        5.25%, 10/01/31(d) ...................         7,440        7,738,939
BBB     Massachusetts Hlth & Ed Fac Auth
        (Winchester Hosp) Ser 00E
        6.75%, 7/01/30 .......................         7,000        7,439,530
AA+     Massachusetts Hlth & Ed Facs Auth Rev
        (Wellesley College)
        5.00%, 7/01/33 .......................         5,255        5,343,126
AAA     Massachusetts Hsg Fin Agy MFHR
        (Harbor Point) AMBAC Ser 96A AMT
        6.40%, 12/01/15 ......................         4,880        5,213,158
AAA     Massachusetts Hsg Fin Agy MFHR
        AMBAC AMT
        Ser 95E
        6.00%, 7/01/37 .......................         2,680        2,777,740
        Ser 00A
        6.00%, 7/01/41 .......................         4,900        5,156,368
AAA     Massachusetts Hsg Fin Agy MFHR
        MBIA Ser 00H AMT
        6.65%, 7/01/41 .......................        17,165       18,552,962
AAA     Massachusetts Hsg Fin Agy SFMR
        (Mortgage Rev) FSA Ser 73 AMT
        5.90%, 12/01/23 ......................         5,900        6,146,384
A+      Massachusetts Hsg Fin Agy SFMR
        (Mortgage Rev) Ser 40 AMT
        6.65%, 12/01/27 ......................         5,790        6,032,369
AAA     Massachusetts Ind Fin Agy MFHR
        (Heights Crossing) FHA Ser 95 AMT
        6.15%, 2/01/35 .......................         7,000        7,338,590
AAA     Massachusetts Port Auth Spec Fac
        (Bosfuel Corp) MBIA Ser 97 AMT
        6.00%, 7/01/36 .......................         7,135        7,751,535
AAA     Massachusetts Port Auth
        (US Air Proj) MBIA Ser 96A AMT
        5.875%, 9/01/23 ......................         7,500        7,878,150
                                                                 ------------
                                                                  147,150,716
                                                                 ------------

        Arizona - 6.1%
NR      Goodyear IDA Water & Sewer Rev
        (Litchfield Pk Svc Proj) Ser 01 AMT
        6.75%, 10/01/31 ......................         5,160        5,324,604
NR      Stoneridge Cmnty Fac Dist
        Ser 01
        6.75%, 7/15/26 .......................         3,115        3,187,829


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 31

------------------------
 MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

NR      Dov Mtn Resort Cmnty Fac Dist
        Ser 01
        6.75%, 12/01/16 ......................       $ 2,205     $  2,274,325
                                                                 ------------
                                                                   10,786,758
                                                                 ------------

        California - 1.2%
NR      Roseville Cmnty Fac Dist
        (Woodcreek East) Ser 00
        6.375%, 9/01/27 ......................         2,070        2,144,624
                                                                 ------------

        Florida - 1.1%
AA+     Florida State Board of Ed
        Ser 02B
        5.25%, 6/01/12 .......................         1,700        1,918,569
                                                                 ------------

        Puerto Rico - 4.8%
AAA     Puerto Rico Elec Pwr Auth
        XLCA Ser 02-1
        5.25%, 7/01/22 .......................         6,400        6,822,528
A       Puerto Rico Tobacco Settlement Rev
        (Childrens Trust Fund) Ser 02
        5.625%, 5/15/43 ......................         1,800        1,637,532
                                                                 ------------
                                                                    8,460,060
                                                                 ------------

        Texas - 0.1%
B-      Dallas-Fort Worth Intl Arpt Fac
        (American Airlines) Ser 99 AMT
        6.375%, 5/01/35 ......................         1,340          234,500
                                                                 ------------

        Washington - 2.5%
AAA     Clark Cnty Public Utility Dist
        AMBAC Ser 02
        5.50%, 1/01/11 .......................         2,200        2,491,302
A       Washington Tobacco Settlement Rev
        6.50%, 6/01/26 .......................         1,950        1,834,541
                                                                 ------------
                                                                    4,325,843
                                                                 ------------

        Total Long-Term Municipal Bonds
           (cost $166,050,557) ...............                    175,021,070
                                                                 ------------

        Short-Term Municipal Notes(f) - 2.8%
        Massachusetts - 1.5%
A-1+    Massachusetts GO
        (Central Artery/Ted Williams) Series
        00A
        1.15%, 12/01/30 ......................         2,700        2,700,000
                                                                 ------------


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        Georgia - 0.4%
A-1+    Atlanta Wtr & Wastewtr Rev
        FSA Ser 01C
        1.15%, 11/01/41 ......................       $   700     $    700,000
                                                                 ------------

        New York - 0.6%
A-1+    New York City Transitional Fin Auth
        (NYC Recovery) Ser 03-3B
        1.20%, 11/01/22 ......................         1,000        1,000,000
                                                                 ------------

        Ohio - 0.3%
A-1+    Ohio Air Quality Dev Auth
        (Cincinnati Gas & Elec) Ser 95B
        1.13%, 9/01/30 .......................           500          500,000
                                                                 ------------

        Total Short-Term Municipal Notes
           (cost $4,900,000) .................                      4,900,000
                                                                 ------------

        Total Investments - 102.0%
           (cost $170,950,557) ...............                    179,921,070
        Other assets less liabilities - (2.0%)                     (3,467,308)
                                                                 ------------

        Net Assets - 100.0% ..................                   $176,453,762
                                                                 ============

FINANCIAL FUTURES CONTRACTS SOLD

                                                               Value at
              Number of              Expiration   Original     March 31,    Unrealized
    Type      Contracts   Position      Month       Value        2003      Appreciation
 ----------   ---------   --------   ----------   --------     ---------   ------------
10 Yr SWAP       26         Short     June 2003  $2,975,172    $2,942,063     $33,109

INTEREST RATE SWAP CONTRACTS

                                                               Rate Type
                                                ---------------------------------------
       Swap          Notional     Termination    Payment made by    Payment received by
   Counterparty    Amount (000)      Date         the Portfolio       the Portfolio+
   -------------   ------------   -----------   -----------------  --------------------
     JP Morgan        $1,380       11/01/13           5.26%            3 month LIBOR

+     LIBOR (London Interbank Offered Rate)

See footnote summary on page 63.

See Glossary of Terms on page 63.

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 33

------------------------
      MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        MUNICIPAL BONDS - 98.4%
        Long-Term Municipal Bonds - 91.7%
        Michigan - 74.1%
AAA     Cedar Springs Pub Sch Dist
        Ser 03
        5.00%, 5/01/28 .......................       $ 4,335     $  4,389,621
AAA     Constantine Pub Sch Dist
        Ser 02
        5.00%, 5/01/29 .......................         2,065        2,088,417
AAA     Detroit School Board
        (School Board Loan Fund)
        FSA Ser 01A
        5.125%, 5/01/31(d) ...................         2,900        2,966,439
AAA     Detroit School Dist
        FGIC Ser 02A
        5.00%, 5/01/32 .......................         2,000        2,029,980
AAA     Detroit Sew Disp Sys Rev
        FGIC Ser 93A
        10.102%, 7/01/23(b) ..................         3,100        3,264,052
AAA     Detroit Sew Disp Sys Rev
        FGIC Ser 93A, Pre-refunded
        10.102%, 7/01/23(b) ..................         3,890        4,113,675
BB-     Detroit Tax Increment
        (Daimler/Chrysler Assembly Plant) Ser
        98A 5.50%, 5/01/21 ...................         6,410        5,300,557
AAA     Detroit Water Supply System
        FGIC Ser 01
        5.50%, 7/01/33 .......................         3,550        3,783,732
AAA     Kalamazoo Hosp Fin Auth
        (Borgess Med Ctr) FGIC Ser 94A
        9.158%, 6/01/11(b) ...................         2,360        2,597,746
BBB     Michigan Higher Ed Fac
        (Hope College) Ser 02A
        5.90%, 4/01/32 .......................         3,465        3,624,806
AAA     Michigan Higher Ed Student Loan Auth
        AMBAC Ser 17G AMT
        5.20%, 9/01/20 .......................         7,000        7,114,240
A+      Michigan Hosp Fin Auth Rev
        (Crittenton Hospital) Ser 02A
        5.625%, 3/01/27 ......................         3,000        3,000,960
AA-     Michigan Hosp Fin Auth Rev
        (Trinity Health) Ser 00A
        6.00%, 12/01/27 ......................         5,485        5,889,409
AAA     Michigan Hsg Dev Auth MFHR
        AMBAC Ser 97A AMT
        6.10%, 10/01/33 ......................         7,400        7,770,295


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

Aaa     Michigan Hsg Dev Auth MFHR
        (Arbor Pointe) GNMA Ser 99
        5.40%, 6/20/40(a) ....................       $ 1,810     $  1,860,590
Aaa     Michigan Hsg Dev Auth MFHR
        (Casa De Rey) FNMA Ser 02 AMT
        5.50%, 8/01/35(a) ....................         1,065        1,091,774
AAA     Michigan Hsg Dev Auth MFHR
        (Danbury Manor) FNMA Ser 02A AMT
        5.30%, 6/01/35 .......................         2,575        2,644,757
Aaa     Michigan Hsg Dev Auth MFHR
        GNMA Ser 02A AMT
        5.50%, 10/20/43(a) ...................         2,000        2,054,960
Aaa     Michigan Hsg Dev Auth MFHR
        (Oakbrook Villa Proj) GNMA Ser 00A
        AMT
        6.50%, 1/20/42(a) ....................         3,000        3,244,800
AAA     Michigan Hsg Dev Auth MFHR
        (Westchester Towers) FNMA Ser 01A AMT
        5.70%, 2/01/34 .......................         2,580        2,681,136
AA+     Michigan Hsg Dev Auth SFMR
        (Mortgage Rev) Ser 96B AMT
        6.20%, 6/01/27 .......................           640          662,739
AAA     Michigan Hsg Dev Auth SFMR
        (Mortgage Rev) MBIA AMT
        Ser 02B
        5.50%, 6/01/30 .......................         1,100        1,131,801
        Ser 94B-1
        6.375%, 6/01/29 ......................         1,700        1,806,539
Ba1     Michigan Muni Bond Auth Rev
        (Detroit Academy of Arts & Science)
        Ser 01A
        8.00%, 10/01/31(a) ...................         7,000        7,447,160
NR      Michigan Pub Pwr Agy Rev
        (Belle River) Rite PA1102 MBIA
        7.95%, 1/01/14(b) ....................         1,200        1,786,464
AAA     Michigan State
        (Trunk Line Fund) FSA Ser 01A
        5.25%, 11/01/30 ......................         4,000        4,150,840
AAA     Michigan Strategic Fund
        (Detroit Edison) XLCA Ser 02 AMT
        5.45%, 12/15/32 ......................         3,000        3,097,860
AAA     Michigan Strategic Fund Hlth Fac
        (Autumn Wood) GNMA Ser 02A
        5.20%, 12/20/22 ......................         3,000        3,068,910


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 35

------------------------
      MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

NR      Michigan Strategic Fund Hlth Fac
        (Holland Home) Ser 98
        5.75%, 11/15/18 ......................       $ 1,000     $    968,900
        5.75%, 11/15/28 ......................         2,000        1,907,220
AAA     Michigan Strategic Fund
        (Detroit Edison) MBIA Ser 95AA
        6.40%, 9/01/25 .......................         2,665        2,987,039
A-      Michigan Strategic Fund
        (Detroit Edison) Ser 01B AMT
        5.65%, 9/01/29 .......................         3,000        3,047,970
BBB+    Michigan Strategic Fund PCR
        (General Motors Corp.) Ser 95
        6.20%, 9/01/20 .......................         1,405        1,452,405
BB-     Midland Cnty PCR
        (CMS Energy) Ser 00A AMT
        6.875%, 7/23/09 ......................         2,000        2,018,520
AAA     Olivet School Board Fund
        Ser 02
        5.125%, 5/01/28 ......................         1,065        1,088,004
AAA     Ovid Elsie School Board Fund
        Ser 02
        5.00%, 5/01/25 .......................         2,650        2,690,201
BB+     Pontiac Tax Increment Fin Auth
        (Dev Area # 3) Ser 02
        6.25%, 6/01/22 .......................         2,780        2,825,675
        6.375%, 6/01/31 ......................         3,250        3,287,180
BBB+    Romulus Tax Increment Fin Auth
        Ser 94
        6.75%, 11/01/19 ......................         1,585        1,700,483
AAA     Royal Oak Hosp Fin Auth
        (William Beaumont Hosp) MBIA Ser 01M
        MBIA Ser 01M
        5.25%, 11/15/35 ......................         3,200        3,282,304
A       Saginaw Hosp Fin Auth
        (Convenant Medical Ctr) Ser 00F
        6.50%, 7/01/30 .......................         4,095        4,386,974
AAA     Wayne Charter Cnty
        (Detroit Metro Arpt Hotel) MBIA
        Ser 01A
        5.00%, 12/01/30 ......................         6,430        6,488,449
                                                                 ------------
                                                                  132,795,583
                                                                 ------------

        California - 3.4%
A+      California Health Fac Fin Auth
        (Sutter Health) Ser 00A
        6.25%, 8/15/35 .......................         5,600        6,051,080
                                                                 ------------


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        Colorado - 0.8%
AAA     Colorado Dept of Transportation
        MBIA Ser 02B
        5.00%, 6/15/11 .......................       $ 1,300     $  1,444,742
                                                                 ------------

        Florida - 4.4%
NR      Double Branch Cmnty Dev Dist
        (Oakleaf Village) Ser 02A
        6.70%, 5/01/34 .......................         1,000        1,009,260
AA+     Florida State Board of Ed
        Ser 02B
        5.25%, 6/01/12 .......................         1,250        1,410,713
NR      Gateway Cmnty Dev Dist
        (Sun City Crt - Fort Meyers)
        5.50%, 5/01/10 .......................         1,000          990,150
NR      Miromar Lakes Cmnty Dev Dist
        Ser 00A
        7.375%, 5/01/32 ......................         1,000        1,066,470
NR      Waterlefe Cmnty Dev Dist
        Ser 01
        6.25%, 5/01/10 .......................         2,395        2,465,365
NR      Northern Palm Beach Cnty Impt Dist
        No 27B Ser 02
        6.40%, 8/01/32 .......................           850          854,046
                                                                 ------------
                                                                    7,796,004
                                                                 ------------

        Puerto Rico - 5.0%
AAA     Puerto Rico Elec Pwr Auth Rev
        XLCA Ser 021
        5.25%, 7/01/22 .......................         5,000        5,330,099
AAA     Puerto Rico Hsg Fin Corp SFMR
        (Mortgage Rev) GNMA AMT
        Ser 01B
        5.50%, 12/01/23 ......................         2,330        2,389,858
        Ser 98
        5.20%, 12/01/32 ......................         1,325        1,348,943
                                                                 ------------
                                                                    9,068,900
                                                                 ------------

        Rhode Island - 0.8%
A       Rhode Island Tobacco Settlement Rev
        Ser 02
        6.25%, 6/01/42 .......................         1,555        1,355,307
                                                                 ------------

        Texas - 2.1%
AAA     Dallas Fort Worth Intl Arpt Fac
        MBIA Ser 02A AMT
        5.00%, 11/01/35 ......................         3,785        3,719,103
                                                                 ------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 37

------------------------
      MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        Washington - 1.1%
A       Washington Tobacco Settlement Rev
        Ser 02
        6.50%, 6/01/26 .......................       $ 2,000     $  1,881,580
                                                                 ------------

        Total Long-Term Municipal Bonds
           (cost $158,421,412) ...............                    164,112,299
                                                                 ------------

        Short-Term Municipal Notes(f) - 6.7%
        Michigan - 6.7%
A-1+    Detroit MBIA Sew Disp Rev Ser 98B
        1.09%, 7/01/23 .......................         3,500        3,500,000
A-1+    Michigan State Univ Rev
        Ser 02A
        1.15%, 8/15/32 .......................         8,580        8,580,000
                                                                 ------------

        Total Short-Term Municipal Notes
           (cost $12,080,000) ................                     12,080,000
                                                                 ------------

        Total Investments - 98.4%
           (cost $170,501,412) ...............                    176,192,299
        Other assets less liabilities - 1.6% .                      2,860,325
                                                                 ------------

        Net Assets - 100.0% ..................                   $179,052,624
                                                                 ============

FINANCIAL FUTURES CONTRACTS SOLD

                                                              Value at
              Number of              Expiration   Original     March 31,    Unrealized
    Type      Contracts   Position      Month       Value        2003      Appreciation
------------ ----------   --------   ----------  ----------   -----------  ------------
10 Yr SWAP       18         Short     June 2003  $2,059,731   $2,036,813      $22,918

See footnote summary on page 63.

See Glossary of Terms on page 63.

See notes to financial statements.


--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        MUNICIPAL BONDS - 99.0%
        Long-Term Municipal Bonds - 97.2%
        Minnesota - 95.0%
AA      Bemidji Hlth Fac
        (North Country Hlth Svcs) RADIAN
        5.00%, 9/01/31 .......................       $ 3,000     $  3,006,570
AAA     Brooklyn Park MFHR
        (Brooks Landing) FNMA Ser 99A AMT
        5.50%, 7/01/19 .......................         1,355        1,418,848
AAA     Cass Lake Indpt Sch Dist
        FGIC
        5.00%, 2/01/26 .......................         1,760        1,792,736
        5.00%, 2/01/28 .......................         1,000        1,017,030
Aaa     Dakota Cmnty Dev Agy MFHR
        (Buffalo Ridge Apts) GNMA Ser 02
        5.50%, 7/20/43(a) ....................         3,675        3,801,273
Aaa     Dakota Cnty MFHR
        (Grande Market Place Proj) GNMA
        Ser 02A AMT
        5.40%, 11/20/43(a) ...................         5,350        5,438,007
Aaa     Eagan MFHR
        (Woodridge Apts) GNMA Ser 97A
        5.95%, 2/01/32(a) ....................         1,600        1,677,536
A1      Eden Prairie MFHR
        (College Rolling Hills Proj) GNMA
        Ser 01A
        6.20%, 2/20/43(a) ....................         2,000        2,168,420
Aaa     Elk River Indpt Sch Dist
        (Rolls Ser II-R-204) FSA Ser 02A
        7.21%, 2/01/15(a)(b) .................         3,065        3,621,236
BBB+    Golden Valley Hlth Fac
        (Convenant Retirement Cmnty) Ser 99A
        5.50%, 12/01/29 ......................         2,000        1,916,300
Aaa     Little Canada MFHR
        (Cedars Lakeside Apts) GNMA Ser 97A
        5.95%, 2/01/32(a) ....................         2,650        2,778,419
A-      Minneapolis Common Bond Fund
        Ser 95-2 AMT
        6.625%, 12/01/15 .....................         1,245        1,303,627
        Ser 97-2 AMT
        6.20%, 6/01/17 .......................         1,795        1,941,310
        Ser 01G-3
        5.45%, 12/01/31 ......................         4,500        4,666,230
A3      Minneapolis Hlth Care Rev
        (Allina Hlth Sys) Ser 02A
        5.75%, 11/15/32(a) ...................         1,500        1,536,615
AAA     Minneapolis Hlth Fac
        (Walker Methodist) Ser 98A
        6.00%, 11/15/28 ......................         3,200        2,746,848


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 39

------------------------
     MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

AAA     Minneapolis & St. Paul Arpt Rev
        FGIC Ser 00B AMT
        6.00%, 1/01/21 .......................       $ 3,455     $  3,819,226
Aaa     Minneapolis MFHR
        (Bottineau Commons Proj) GNMA Ser 02
        AMT
        5.45%, 4/20/43(a) ....................         2,000        2,044,360
Aaa     Minneapolis MFHR
        (Sumner Field) GNMA Ser 02 AMT
        5.60%, 11/20/43(a) ...................         2,505        2,574,263
AAA     Minneapolis Pkg Assmt
        MBIA Ser 02
        5.25%, 12/01/26 ......................         2,000        2,092,400
AAA     Minnesota Agric & Eco Dev Hlth Fac
        (Benedictine Hlth Sys) MBIA Ser 99
        5.125%, 2/15/29 ......................         4,000        4,094,640
A-      Minnesota Agric & Eco Dev Hlth Fac
        (Evangelical Lutheran Proj) Ser 02
        6.00%, 2/01/22 .......................         1,130        1,173,799
        6.00%, 2/01/27 .......................         1,750        1,812,860
A       Minnesota Agric & Eco Dev Hlth Fac
        (Fairview Hlth) Ser 00A
        6.375%, 11/15/29 .....................         1,750        1,857,538
NR      Minnesota Agric & Econ Dev
        (Small Business Loan Proj) AMT
        Ser 96A
        6.75%, 8/01/16 .......................         1,450        1,542,177
        Ser 00A
        7.25%, 8/01/20 .......................         1,000        1,079,320
        Ser 00B
        7.25%, 8/01/20 .......................         1,000        1,079,320
        Ser 00C
        7.25%, 8/01/20 .......................         1,000        1,079,320
        Ser 00D
        7.25%, 8/01/20 .......................         1,000        1,079,320
Baa2    Minnesota Higher Ed Fac Auth
        (College Art & Design) Ser 00-5D
        6.75%, 5/01/26(a) ....................         1,000        1,085,820
Baa1    Minnesota Higher Ed Fac Auth
        (Hamline Univ) Ser 99-5B
        6.00%, 10/01/29(a) ...................         1,250        1,303,813
Baa1    Minnesota Higher Ed Fac Auth
        (St. Catherine College) Ser 02-5N1
        5.375%, 10/01/32(a) ..................         1,000        1,011,490
AAA     Minnesota Hsg Fin Agy MFHR
        MBIA Ser 95D
        6.00%, 2/01/22 .......................           910          940,694


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

AA+     Minnesota Hsg Fin Agy SFMR
        (Mortgage Rev) AMT
        Ser 96F
        6.30%, 1/01/28 .......................       $ 2,440     $  2,536,794
        Ser 96G
        6.25%, 7/01/26 .......................         3,770        3,908,547
        Ser 98H
        6.05%, 7/01/31 .......................         3,630        3,833,824
Aaa     Minnetonka MFHR
        (Archer Heights Apts Proj)
        GNMA Ser 99A AMT
        5.30%, 1/20/27(a) ....................         1,620        1,661,051
Aaa     Shoreview MFHR
        (Lexington Shores Proj)
        GNMA Ser 01A AMT
        5.55%, 8/20/42(a) ....................         1,445        1,473,308
AA-     St. Cloud Higher Ed Fac Auth
        (Minn St Univ Proj) Ser 02
        5.00%, 5/01/23 .......................           800          821,704
Aaa     St. Cloud Hosp Rev
        (Saint Cloud Hosp) FSA Ser 00A
        5.875%, 5/01/30(a) ...................         3,750        4,082,025
AAA     St. Paul Pkg Auth Rev
        (Block 19 Ramp) FSA Ser 02A
        5.35%, 8/01/29 .......................         3,075        3,238,282
AAA     St. Paul MFHR
        (Burlington Apt - 8) GNMA
        5.35%, 5/01/31 .......................         1,550        1,562,602
AA+     St. Paul Port Auth Lease Rev Ser 02
        5.25%, 12/01/27 ......................         1,725        1,792,448
AA      Waconia Hlth Care Fac Rev
        (Ridgeview Med Ctr) RADIAN Ser 99A
        6.125%, 1/01/29 ......................         3,415        3,746,938
AAA     White Bear Lake MFHR
        (Renova Partners Proj)
        FNMA Ser 01 AMT
        5.60%, 10/01/30 ......................         1,000        1,032,490
aaa     Willmar Hosp Rev
        (Rice Mem Hosp Proj) FSA Ser 02
        5.00%, 2/01/32(a) ....................         3,200        3,274,656
                                                                 ------------
                                                                  103,466,034
                                                                 ------------

        New Jersey - 1.3%
A       New Jersey Tobacco Settlement Rev
        Ser 03
        6.75%, 6/01/39 .......................         1,500        1,382,820
                                                                 ------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 41

------------------------
     MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        Rhode Island - 0.9%
A       Rhode Island Tobacco Settlement Rev
        Ser 02
        6.25%, 6/01/42 .......................       $ 1,115     $    971,812
                                                                 ------------

        Total Long-Term Municipal Bonds
           (cost $101,829,256) ...............                    105,820,666
                                                                 ------------

        Short-Term Municipal Notes(f) - 1.8%
        Minnesota - 1.8%
A-1     Beltrami Cnty Environmental Ctl Rev
        (Northwood Panelboard Co) AMT
        1.20%, 7/01/25 .......................         2,000        2,000,000
                                                                 ------------

        Total Short-Term Municipal Notes
           (cost $2,000,000) .................                      2,000,000
                                                                 ------------
        Total Investments - 99.0%
           (cost $103,829,256) ...............                    107,820,666
        Other assets less liabilities -1.0% ..                      1,038,370
                                                                 ------------

        Net Assets - 100.0% ..................                   $108,859,036
                                                                 ============

See footnote summary on page 63.

See Glossary of Terms on page 63.

See notes to financial statements.


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        MUNICIPAL BONDS - 97.7%
        Long-Term Municipal Bonds - 94.5%
        New Jersey - 82.0%
Aaa     Essex Cnty MFHR
        (Mt Carmel Towers Proj)
        FNMA Ser 02 AMT
        4.85%, 11/01/32(a) ...................       $ 2,035     $  1,984,959
AAA     Hoboken Parking Fac Rev
        AMBAC Ser 01A
        5.30%, 5/01/27 .......................         3,700        4,252,003
Aaa     Lafayette Yard Com Dev Corp
        (Conv Ctr Hotel Proj) FGIC Ser 01
        5.00%, 4/01/35(a) ....................         5,000        5,062,400
Aaa     Lafayette Yard Com Dev Corp
        (Conv Ctr Hotel Proj) MBIA Ser 00
        5.80%, 4/01/35(a) ....................         2,100        2,463,783
AAA     Middlesex Cnty MFHR
        FNMA Ser 01 AMT
        5.25%, 7/01/21 .......................           750          783,608
        5.35%, 7/01/34 .......................         1,500        1,538,055
B-      New Jersey Eco Dev Auth
        (American Airlines) AMT
        7.10%, 11/01/31 ......................         2,500          437,500
AAA     New Jersey Eco Dev Auth
        (American Water Co) FGIC AMT
        6.875%, 11/01/34 .....................         5,000        5,474,350
A+      New Jersey Eco Dev Auth
        (Anheuser-Busch) Ser 95 AMT
        5.85%, 12/01/30 ......................         8,000        8,302,560
AAA     New Jersey Eco Dev Auth
        (Hackensack Water Co)
        MBIA Ser 94B AMT
        5.90%, 3/01/24(d) ....................         4,000        4,164,560
Baa3    New Jersey Eco Dev Auth
        (Kapkowski Rd) Ser 98B AMT
        6.50%, 4/01/31(a) ....................         9,585       10,797,214
A+      New Jersey Eco Dev Auth
        (Masonic Charity Foundation Proj)
        Ser 01
        5.50%, 6/01/31 .......................         1,000        1,055,700
A+      New Jersey Eco Dev Auth Hlth Fac
        (Masonic Charity Foundation Proj)
        Ser 02
        5.25%, 6/01/24 .......................           540          553,144
        5.25%, 6/01/32 .......................         1,600        1,627,248
A       New Jersey Eco Dev Auth
        (NUI Corp) ACA Ser 98A AMT
        5.25%, 11/01/33 ......................         8,000        8,059,280


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 43

------------------------
    NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

B       New Jersey Eco Dev Auth
        (Continental Airlines) Ser 00 AMT
        7.20%, 11/15/30 ......................       $ 1,850     $  1,165,592
AAA     New Jersey Eco Dev Auth
        (Pub Ser Elec & Gas) MBIA Ser 94A AMT
        6.40%, 5/01/32 .......................         5,000        5,332,850
AAA     New Jersey Eco Dev Auth School Fac
        (Rols RR II) AMBAC
        8.75%, 6/15/21(a)(b) .................         2,250        2,561,400
AAA     New Jersey Higher Ed
        (Rowan University) FGIC Ser 01C
        5.00%, 7/01/31 .......................         2,000        2,038,420
AAA     New Jersey Higher Ed
        (Student Loan) MBIA Ser 00A AMT
        6.15%, 6/01/19 .......................         1,500        1,602,900
A-      New Jersey Hlth Care Fac
        (Atlantic City Med Ctr) Ser 02
        5.75%, 7/01/25 .......................         3,000        3,108,480
AA      New Jersey Hlth Care Fac
        (Bayshore Cnmty Hosp) RADIAN Ser 02
        5.125%, 7/01/32 ......................         9,250        9,395,872
AAA     New Jersey Hlth Care Fac
        (Englewood Hosp) MBIA Ser 02
        5.00%, 8/01/31 .......................         4,500        4,573,530
AA      New Jersey Hlth Care Fac
        (Good Shepherd) RADIAN Ser 01A
        5.20%, 7/01/31 .......................         1,350        1,382,616
AAA     New Jersey Hlth Care Fac
        (Jersey City Medical Center)
        FHA AMBAC Ser 01
        5.00%, 8/01/41 .......................        16,595       16,762,775
A3      New Jersey Hlth Care Fac
        (Kennedy Health System) Ser 01
        5.625%, 7/01/31(a) ...................         7,200        7,305,984
Aaa     New Jersey Hlth Care Fac
        (Newton Memorial Hosp) FSA Ser 01
        5.00%, 7/01/26(a) ....................         1,500        1,523,250
A       New Jersey Hlth Care Fac
        (Palisades Med Ctr) ACA Ser 99
        5.25%, 7/01/28 .......................         1,000        1,008,310
A+      New Jersey Hlth Care Fac
        (Robert Wood Johnson) Ser 00
        5.75%, 7/01/31 .......................         5,350        5,640,719


--------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

AA      New Jersey Hlth Care Fac
        (Southern Ocean County Hosp)
        RADIAN Ser 01
        5.125%, 7/01/31 ......................       $ 4,500     $  4,579,875
AAA     New Jersey Hsg & Mtg Fin Agy MFHR
        FSA Ser 00-A1 AMT
        6.35%, 11/01/31 ......................         2,000        2,137,960
        FSA Ser 01A AMT
        5.05%, 5/01/34 .......................         5,390        5,474,839
AAA     New Jersey Hsg & Mtg Fin Agy MFHR
        (Pooled Loan) AMBAC Ser 96A AMT
        6.25%, 5/01/28 .......................         5,000        5,254,600
AAA     New Jersey Hsg & Mtg Fin Agy SFMR
        MBIA Ser 95 AMT
        6.35%, 10/01/27 ......................         4,205        4,361,258
        MBIA Ser 99 AMT
        5.90%, 10/01/29 ......................         4,255        4,255,000
AAA     New Jersey State Ed Fac Auth
        (Higher Ed Cap Impt) Ser 02A
        5.125%, 9/01/22 ......................         2,500        2,616,750
AAA     New Jersey State Ed Fac Auth
        (Ramapo College) AMBAC Ser 01D
        5.00%, 7/01/31 .......................         1,000        1,016,140
A-      New Jersey State Ed Fac Auth
        (Stevens Inst of Technology) Ser 02C
        5.25%, 7/01/32 .......................         3,000        3,009,180
AAA     New Jersey State Trans Auth
        (Transportation System) MBIA Ser 01B
        5.00%, 12/15/21 ......................         3,000        3,108,990
A       New Jersey Tobacco Settlement Rev
        Ser 02
        6.125%, 6/01/42 ......................         8,000        6,705,680
Aaa     North Hudson Sew Auth
        MBIA Ser 01A
        Zero Coupon, 8/01/24(a) ..............        12,340        4,304,069
AAA     Port Auth of NY & NJ
        (JFK Int'l Airport Proj) MBIA Ser
        97-6 AMT
        5.75%, 12/01/22 ......................         8,675        9,446,814
AAA     Port Auth of NY & NJ
        (96th) FGIC Ser 94 AMT
        6.60%, 10/01/23 ......................         9,340        9,999,683
AAA     Port Auth NY & NJ
        (121st) MBIA Ser 00
        5.375%, 10/15/35 .....................         5,000        5,260,400
AAA     Port Auth NY & NJ
        (126th) FGIC Ser 02
        5.25%, 5/15/37 .......................         2,500        2,582,850


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 45

------------------------
    NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

AA-     Salem Cnty Waste Disp Rev
        (E.I. Dupont) Ser 92A AMT
        6.125%, 7/15/22 ......................       $ 3,500     $  3,546,375
BBB     Salem Cnty PCR
        (PSE&G Power) Ser 01A AMT
        5.75%, 4/01/31 .......................         1,500        1,485,570
A       South Jersey Port Corp
        (Marine Terminal) AMT
        5.20%, 1/01/23 .......................         1,000        1,010,580
BBB-    South Jersey Transportation Auth
        (Raytheon Aircraft Service) Ser 97A
        AMT
        6.15%, 1/01/22 .......................           400          400,144
AAA     Univ of Medicine & Dentistry
        AMBAC Ser 02A
        5.00%, 12/01/31 ......................         4,000        4,073,400
AAA     Univ of Medicine & Dentistry COP
        AMBAC Ser 03
        5.00%, 4/15/32 .......................         2,500        2,557,400
AAA     Vineland Sewer Rev
        (Landis Sewerage) FGIC Ser 93C
        9.87%, 9/19/19(b) ....................         3,250        4,380,513
                                                                 ------------
                                                                  211,527,132
                                                                 ------------

        Colorado - 1.9%
AAA     Colorado Dept of Transportation
        MBIA Ser 02B
        5.00%, 6/15/11 .......................         2,435        2,706,113
        5.50%, 6/15/13 .......................         2,020        2,330,191
                                                                 ------------
                                                                    5,036,304
                                                                 ------------

        Florida - 3.2%
NR      Double Branch Cmnty Dev Dist
        (Oakleaf Village) Ser 02A
        6.70%, 5/01/34 .......................         1,000        1,009,260
AA+     Florida State Board of Ed
        Ser 02B
        5.25%, 6/01/12 .......................         2,565        2,894,782
NR      Miromar Lakes Cmnty Dev Dist
        Ser 00A
        7.375%, 5/01/32 ......................         1,500        1,599,705
NR      Northern Palm Beach Cnty Impt Dist
        No. 27B Ser 02
        6.40%, 8/01/32 .......................         1,310        1,316,236
                                                                 ------------
                                                                    6,819,983
                                                                 ------------


--------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

------------------------
NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        Nevada - 0.4%
NR      North Las Vegas Cmnty Fac Dist
        (#60 Aliante)
        6.40%, 12/01/22 ......................       $ 1,000     $  1,007,450
                                                                 ------------

        Pennsylvania - 0.8%
A-      Delaware Riv Jt Toll Bridge Rev
        (PA/NJ Bridge) Ser 03
        5.00%, 7/01/28 .......................         2,000        2,004,620
                                                                 ------------

        Puerto Rico - 6.0%
AAA     Puerto Rico Hsg Fin Corp SFMR
        (Mortgage Rev) GNMA Ser 98A AMT
        5.20%, 12/01/32 ......................         5,325        5,421,223
        (Mortgage Rev) GNMA Ser 01C AMT
        5.30%, 12/01/28 ......................         2,045        2,080,072
AA      Puerto Rico Ind Fin Auth
        (Ascension Health) Ser 00A
        6.125%, 11/15/30 .....................         4,500        4,925,790
AAA     Puerto Rico Pub Fin Corp
        MBIA Ser 01A
        5.00%, 8/01/31 .......................         2,875        2,951,619
                                                                 ------------
                                                                   15,378,704
                                                                 ------------

        Washington - 0.8%
A       Washington Tobacco Settlement Rev
        Ser 02
        6.50%, 6/01/26 .......................         2,150        2,022,699
                                                                 ------------

        Total Long-Term Municipal Bonds
           (cost $233,636,739) ...............                    243,796,892
                                                                 ------------

        Short-Term Municipal Notes -3.2%
        California - 2.6%
SP-2    California State RAN
        (Index Notes) Ser 03C
        1.31%, 6/20/03 .......................         3,640        3,636,360
SP-2    California State RAN
        (Index Notes) Ser 02F
        1.31%, 6/20/03 .......................         2,890        2,887,110
SP-2    California State RAN
        (Index Notes) Ser 02
        1.36%, 6/27/03 .......................           220          219,670
                                                                 ------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 47

------------------------
    NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        Florida - 0.5%
NR      Westchester Cmnty Dev Dist BAN
        (Dist 41)
        5.50%, 1/01/04 .......................       $ 1,390     $  1,390,056
                                                                 ------------

        Total Short-Term Municipal Notes
           (cost $8,126,957) .................                      8,133,196
                                                                 ------------

        Total Investments - 97.7%
           (cost $241,763,696) ...............                    251,930,088
        Other assets less liabilities - 2.3% .                      5,949,236
                                                                 ------------

        Net Assets - 100.0% ..................                   $257,879,324
                                                                 ============

FINANCIAL FUTURES CONTRACTS SOLD

                                                               Value at
              Number of              Expiration   Original     March 31,    Unrealized
    Type      Contracts   Position      Month       Value        2003      Appreciation
-----------  ----------   --------   ----------  -----------  -----------  ------------
10 Yr SWAP       52         Short     June 2003  $5,950,341   $5,884,125      $66,216

See footnote summary on page 63.

See Glossary of Terms on page 63.

See notes to financial statements.


--------------------------------------------------------------------------------
48 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        OHIO PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        MUNICIPAL BONDS - 98.6%
        Long-Term Municipal Bonds - 92.5%
        Ohio - 77.6%
AAA     Akron GO
        MBIA Ser 02
        5.00%, 12/01/23 ......................       $ 1,000     $  1,028,500
A+      Akron Stadium Rev
        (Canal Park) Ser 96
        6.90%, 12/01/16 ......................         5,000        5,533,800
AAA     Cleveland GO
        MBIA Ser 02
        5.25%, 12/01/27 ......................         4,380        4,592,824
B+      Cleveland Arpt Rev
        (Continental Airlines) Ser 98 AMT
        5.375%, 9/15/27 ......................         4,750        2,185,190
NR      Cleveland Cuyahoga Port Auth
        Ser 01
        7.35%, 12/01/31 ......................         7,600        7,842,516
AAA     Cleveland School Dist
        FGIC Ser 02
        4.625%, 12/01/27 .....................         2,750        2,711,995
AAA     Cleveland Water Rev
        FGIC Ser 02K
        5.00%, 1/01/33 .......................         2,950        3,002,068
AAA     Columbus Arpt Rev
        (Columbus Int'l Arpt)
        MBIA Ser 94A AMT
        6.25%, 1/01/24 .......................         4,000        4,196,320
BBB     Cuyahoga Cnty Hosp Rev
        (UHHS) Ser 00
        7.50%, 1/01/30 .......................         2,650        2,923,957
Aaa     Cuyahoga Cnty MFHR
        (Livingston Park Apts) GNMA Ser 02A
        5.45%, 9/20/39(a) ....................         1,500        1,528,155
Aaa     Cuyahoga Cnty MFHR
        (Longwood Proj) GNMA Ser 01 AMT
        5.60%, 1/20/43(a) ....................         3,620        3,728,202
Aaa     Cuyahoga Cnty MFHR
        (West Tech Apts Proj) GNMA AMT
        5.45%, 3/20/44(a) ....................         1,075        1,089,255
A       Erie Cnty Hosp Rev
        (Firelands Med Ctr) Ser 02A
        5.625%, 8/15/32 ......................         5,000        5,076,150
A       Franklin Cnty
        (Online Computer Library Ctr) Ser 98
        5.20%, 10/01/20 ......................         2,800        2,923,732


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 49

------------------------
          OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

Aaa     Franklin Cnty MFHR
        (Agler Green) GNMA Ser 02A AMT
        5.65%, 5/20/32(a) ....................       $   770     $    796,973
        5.80%, 5/20/44(a) ....................         1,150        1,189,974
AAA     Franklin Cnty MFHR
        (Wellington Village Proj) GNMA Ser
        01A AMT
        5.40%, 2/20/43 .......................         3,945        4,009,027
BBB+    Hamilton Cnty Health Fac
        (Twin Towers) Ser 99A
        5.80%, 10/01/23 ......................         1,775        1,784,514
AAA     Hamilton Cnty Sales Tax
        AMBAC Ser 00B
        5.25%, 12/01/32 ......................        22,200       23,048,928
Aaa     Lucas Cnty Health Fac
        (Altenheim Proj) GNMA Ser 99
        5.50%, 7/20/40(a) .................         3,200        3,311,712
BBB     Ohio Air Quality Dev Auth PCR
        (Columbus Southern Pwr) Ser 85B
        6.25%, 12/01/20 ......................         5,000        5,133,550
BBB     Ohio Air Quality Dev Auth PCR
        (Dayton Pwr & Lt) Ser 92B
        6.40%, 8/15/27 .......................         2,000        2,023,040
AAA     Ohio Air Quality Dev Auth PCR
        (JMG) AMBAC Ser 94B AMT
        6.375%, 4/01/29 ......................         3,075        3,341,387
BBB     Ohio Air Quality Dev Auth PCR
        (Toledo Edison Co) Ser 97A AMT
        6.10%, 8/01/27 .......................         5,000        5,070,100
AAA     Ohio Capital Corp MFHR
        (Sect 8 Assist) FHA/MBIA Ser 95E
        6.35%, 1/01/22 .......................         1,965        2,065,097
BBB     Ohio Environmental Fac Rev
        (Ford Motor Co) Ser 00 AMT
        6.15%, 6/01/30 .......................         4,500        4,594,275
Aa2     Ohio Hsg Fin Agy MFHR
        (Bridgeview Villa II) FHA AMT
        6.45%, 12/01/33(b) ...................         1,965        2,007,071
AAA     Ohio Hsg Fin Agy MFHR
        (Park Trails Apt) AMBAC Ser 01A AMT
        5.50%, 12/01/34 ......................         1,670        1,707,492


--------------------------------------------------------------------------------
50 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        OHIO PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

AAA     Ohio Hsg Fin Agy SFMR
        (Mortgage Rev) GNMA AMT
        Ser 94B-2
        6.70%, 3/01/25 .......................       $ 1,560     $  1,618,640
        Ser 95A-2
        6.625%, 3/01/26 ......................         1,930        2,007,123
Aaa     Ser 00A-1
        6.35%, 9/01/31(a) ....................           995        1,054,989
Aaa     Ser 00D
        6.05%, 3/01/31(a) ....................         5,270        5,552,419
Aaa     Ser 02A-1
        5.375%, 9/01/33(a) ...................         4,995        5,070,674
Aaa     Ser 02A-2
        5.60%, 9/01/34(a) ....................         2,995        3,081,585
Aaa     Ser 02-A3
        5.50%, 9/01/34(a) ....................         4,000        4,162,640
A+      Ohio Sewer & Solid Waste Disp Facs
        (Anheuser-Busch) Ser 01 AMT
        5.50%, 11/01/35 ......................         3,000        3,036,660
AAA     Ohio State GO
        (Rols RR II-R 206) FGIC Ser 03
        8.46%, 3/15/15(b) ....................         6,300        7,444,584
A+      Ohio Wtr Dev Auth
        (Anheuser-Busch) Ser 99 AMT
        6.00%, 8/01/38 .......................         2,250        2,331,090
A       Ohio Wtr Dev Auth
        (North Star BHP Steel) Ser 95 AMT
        6.45%, 9/01/20 .......................         3,425        3,580,392
BBB     Ohio Wtr Dev Auth PCR
        (Cleveland Electric) Ser 97A AMT
        6.10%, 8/01/20 .......................         2,000        2,035,440
AAA     Ohio Wtr Dev Auth Rev
        AMBAC Ser 97
        5.25%, 12/01/17 ......................           500          543,555
A3      Steubenville Ohio Hosp Rev
        (Trinity Hlth) Ser 00
        6.50%, 10/01/30(a) ...................         6,000        6,360,660
Baa2    Toledo-Lucas Cnty Port Fac
        (CSX Transportation) Ser 92
        6.45%, 12/15/21(a) ...................         6,270        6,693,601
                                                                 ------------
                                             .                    163,019,856
                                                                 ------------

        Colorado - 0.8%
AAA     Colorado Dept of Trans
        MBIA Ser 02B
        5.00%, 6/15/11 .......................         1,600        1,778,144
                                                                 ------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 51

------------------------
          OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        Florida - 7.4%
NR      Collier Cnty IDR
        (Southern States Utils) Ser 96 AMT
        6.50%, 10/01/25 ......................       $ 1,500     $  1,501,020
NR      Double Branch Cmnty Dev Dist
        (Oakleaf Village) Ser 02A
        6.70%, 5/01/34 .......................         1,000        1,009,260
NR      Manatee Cnty Comm Dev Dist
        (Heritage Harbor South) Ser 02B
        5.40%, 11/01/08 ......................         1,200        1,201,092
NR      Miromar Lakes Cmnty Dev Dist
        Ser 00A
        7.375%, 5/01/32 ......................         1,000        1,066,470
NR      Northern Palm Beach Cnty
        (ABACOA) Ser 96A
        7.30%, 8/01/27 .......................        10,100       10,807,505
                                                                 ------------
                                                                   15,585,347
                                                                 ------------

        Michigan - 1.8%
AAA     Michigan Muni Bond Auth
        (Drinking Water) Ser 02
        5.25%, 10/01/12 ......................         3,235        3,672,178
                                                                 ------------

        Puerto Rico - 2.4%
B-      Puerto Rico Port Auth Rev
        (American Airlines) Ser 96A AMT
        6.25%, 6/01/26 .......................           335           58,625
AAA     Puerto Rico Tobacco Settlement Rev
        (Childrens Trust Fund)
        Ser 00
        6.00%, 7/01/26 .......................         4,000        4,733,040
        Ser 02
        5.625%, 5/15/43 ......................           300          272,922
                                                                 ------------
                                                                    5,064,587
                                                                 ------------

        Texas - 1.6%
AAA     Harris County
        (Toll Road) FSA Ser 02
        5.125%, 8/15/32 ......................         3,250        3,309,085
                                                                 ------------

        Washington - 0.9%
A       Washington Tobacco Settlement Rev
        Ser 02
        6.50%, 6/01/26 .......................         2,000        1,881,580
                                                                 ------------

        Total Long-Term Municipal Bonds
           (cost $188,115,884) ...............                    194,310,777
                                                                 ------------


--------------------------------------------------------------------------------
52 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        OHIO PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------
Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        Short-Term Municipal Notes(f) - 6.1%
        Ohio - 1.1%
A-1+    Ohio Air Quality Dev Auth PCR
        (Cincinnati Gas & Elec) Ser 95
        1.125%, 9/01/30 ......................       $ 2,400     $  2,400,000
                                                                 ------------

        Connecticut - 0.9%
A-1+    Connecticut State Hlth & Ed Fac
        (Yale University)
        Ser 9T-1
        1.125%, 7/01/29 ......................           500          500,000
        Ser 03 X3
        1.125%, 7/01/37 ......................         1,300        1,300,000
                                                                 ------------
                                                                    1,800,000
                                                                 ------------

        New Mexico - 0.3%
A-1+    Farmington PCR
        (Arizona Public Services Co) Ser 94C
        AMT
        1.15%, 9/01/24 .......................           600          600,000
                                                                 ------------

        New York - 3.8%
A-1+    New York City Transitional Fin Auth
        Ser 3 - Subseries 3F
        1.20%, 11/01/22 ......................         7,000        7,000,000
A-1+    New York City Muni Wtr Fin Auth
        (Wtr & Swr Sys Rev) FGIC Ser 94C
        1.20%, 6/15/23 .......................         1,000        1,000,000
                                                                 ------------
                                                                    8,000,000
                                                                 ------------

        Total Short-Term Municipal Notes
           (cost $12,800,000) ................                     12,800,000
                                                                 ------------

        Total Investments - 98.6%
           (cost $200,915,884) ...............                    207,110,777
        Other assets less liabilities - 1.4% .                      2,888,462
                                                                 ------------

        Net Assets - 100.0% ..................                   $209,999,239
                                                                 ============

FINANCIAL FUTURES CONTRACTS SOLD

                                                               Value at
              Number of              Expiration   Original     March 31,    Unrealized
    Type      Contracts   Position      Month       Value        2003      Appreciation
-----------  ----------   --------   ----------  -----------  -----------  ------------
10 Yr SWAP       36         Short    June 2003   $4,119,465   $4,073,625      $45,840

See footnote summary on page 63.

See Glossary of Terms on page 63.

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 53

------------------------
  PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        MUNICIPAL BONDS - 98.1%
        Long-Term Municipal Bonds - 98.1%
        Pennsylvania - 85.3%
A3      Allegheny Cnty Health Fac
        (South Hills Hlth) Ser 00B
        6.75%, 5/01/25(a) ....................       $ 2,555     $  2,707,789
A       Allegheny Cnty Higher Ed
        (Thiel College) ACA Ser 99A
        5.375%, 11/15/19 .....................         1,000        1,032,290
        5.375%, 11/15/29 .....................         1,500        1,531,530
BBB-    Allegheny Cnty Hlth Rev
        (Residential Services) Ser 01
        6.60%, 9/01/31 .......................         6,000        6,022,560
Aaa     Allegheny Cnty MFHR
        (Green Meadow Apts)
        GNMA Ser 98-A-1 AMT
        5.125%, 10/20/40(a) ..................         8,440        8,459,074
BBB+    Allegheny Cnty PCR
        (USX Corp.)
        Ser 96
        6.10%, 1/15/18 .......................         4,000        4,103,200
        Ser 98
        5.50%, 12/01/29 ......................         8,680        8,419,600
BBB     Bradford Cnty IDR
        (Int'l Paper) Ser 95A AMT
        6.60%, 3/01/19 .......................         2,500        2,613,675
BBB-    Crawford Cnty Hlth Fac
        (Wesbury Methodist) Ser 99
        6.25%, 8/15/29(c) ....................         3,100        3,099,721
BBB+    Cumberland Cnty Hlth Fac
        (Presbyterian Homes) Ser 96
        6.00%, 12/01/26 ......................         2,250        2,250,518
BBB-    Delaware Cnty Higher Ed
        (Eastern College) Ser 99
        5.625%, 10/01/28 .....................         3,300        3,271,290
NR      Harrisburg Airport Fac
        (Susquehanna Aero Proj) Ser 99 AMT
        5.50%, 1/01/24 .......................         3,490        2,688,521
BBB     Indiana Cnty PCR
        (PSE&G Power) Ser 01 AMT
        5.85%, 6/01/27 .......................         2,470        2,410,522
Aaa     Lehigh Northampton Airport
        MBIA Ser 00 AMT
        6.00%, 5/15/30(a) ....................         4,400        4,828,736
Aaa     Lycoming Cnty Higher Ed
        (College of Technology) AMBAC Ser 02
        5.25%, 5/01/32(a) ....................         4,250        4,433,728


--------------------------------------------------------------------------------
54 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        PENNSYLVANIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

A       Montgomery Cnty Hospital Rev
        (Abington Memorial Hosp) Ser 02A
        5.125%, 6/01/32 ......................       $ 3,000     $  2,870,820
AA      Montgomery Cnty Higher Ed
        (Beaver College) RADIAN Ser 99
        5.70%, 4/01/27 .......................         6,000        6,310,260
BB-     New Morgan Solid Waste Disp Rev
        (Browning-Ferris) Ser 94 AMT
        6.50%, 4/01/19 .......................         9,115        8,722,690
A       Pennsylvania Eco Dev Auth
        (30th St Station Garage Proj)
        ACA Ser 02 AMT
        5.875%, 6/01/33 ......................         3,485        3,543,165
BBB-    Pennsylvania Eco Dev Auth
        (Amtrak) Ser 01A AMT
        6.375%, 11/01/41 .....................         5,000        4,357,250
AAA     Pennsylvania Higher Ed
        (Student Loan) AMBAC Ser 88D AMT
        6.05%, 1/01/19 .......................         1,000        1,024,340
A+      Pennsylvania Higher Ed
        (UPMC Health Sys) Ser 01A
        6.00%, 1/15/31 .......................         8,905        9,204,742
AA+     Pennsylvania Hsg Fin Agy SFMR
        Ser 92-35D
        10.544%, 4/01/25(b) ..................         9,200        9,798,736
        Ser 94-41B AMT
        6.65%, 4/01/25 .......................         2,545        2,627,662
        Ser 99-67A AMT
        5.90%, 10/01/30 ......................        16,190       16,758,754
        Ser 00-69A AMT
        6.25%, 4/01/31 .......................         4,975        5,236,337
        Ser 02-74B
        5.25%, 4/01/32 .......................         3,250        3,287,148
AAA     Philadelphia Airport Sys
        AMBAC Ser 95A AMT
        6.10%, 6/15/25 .......................        10,000       10,788,400
AAA     Philadelphia GO
        Ser 01
        5.00%, 9/15/31 .......................         3,100        3,144,578
AAA     Philadelphia Lease Rev
        (Stadiums Proj) FSA Ser 01B
        5.25%, 10/01/30 ......................         8,000        8,333,840
AAA     Pittsburgh Urban Redev Auth SFMR
        (Mortgage Rev) FHA AMT
        Ser 97A
        6.25%, 10/01/28 ......................           850          888,743
        Ser 00A AMT
        6.40%, 10/01/31 ......................         3,390        3,732,288


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 55

------------------------
  PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

AA      Potter Cnty Hosp Rev
        (Charles Cole Memorial) RADIAN Ser 96
        6.05%, 8/01/24 .......................       $ 4,340     $  4,681,949
AAA     Southcentral Hosp Rev
        (Wellspan Health) MBIA Ser 01
        5.25%, 5/15/31 .......................         4,700        4,903,792
BBB     Warren Cnty Hosp Rev
        (Warren General) Ser 94B
        7.00%, 4/01/19 .......................         2,200        2,262,503
AAA     Washington Cnty
        (Capital Funding) AMBAC Ser 99
        6.15%, 12/01/29 ......................         7,000        8,317,400
                                                                 ------------
                                                                  178,668,151
                                                                 ------------

        Colorado - 1.0%
AAA     Colorado Dept of Trans
        MBIA Ser 02B
        5.00%, 6/15/11 .......................         1,900        2,111,546
                                                                 ------------

        Florida - 10.0%
NR      Collier Cnty Cmnty Fac Dist
        (Fiddlers Creek) Ser 96
        7.50%, 5/01/18 .......................        10,615       11,317,924
NR      Collier Cnty IDR
        (Southern States Utils) Ser 96 AMT
        6.50%, 10/01/25 ......................         6,500        6,504,420
NR      Double Branch Cmnty Dev Dist
        (Oakleaf Village) Ser 02A
        6.70%, 5/01/34 .......................         1,050        1,059,723
NR      Miromar Lakes Cmnty Dev Dist
        Ser 00A
        7.375%, 5/01/32 ......................         1,000        1,066,470
NR      Northern Palm Beach Cnty Impt Dist
        No. 27B Ser 02
        6.40%, 8/01/32 .......................         1,000        1,004,760
                                                                 ------------
                                                                   20,953,297
                                                                 ------------

        Puerto Rico - 0.9%
B-      Puerto Rico Port Auth Rev
        (American Airlines) Ser 96A AMT
        6.25%, 6/01/26 .......................         1,575          275,625
A       Puerto Rico Tobacco Settlement Rev
        (Childrens Trust Fund) Ser 02
        5.625%, 5/15/43 ......................         1,800        1,637,532
                                                                 ------------
                                                                    1,913,157
                                                                 ------------


--------------------------------------------------------------------------------
56 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        PENNSYLVANIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)            Value
-----------------------------------------------------------------------------

        Washington - 0.9%
A       Washington Tobacco Settlement Rev
        Ser 02
        6.50%, 6/01/26 .......................       $ 2,000     $  1,881,580
                                                                 ------------

        Total Investments - 98.1%
           (cost $195,440,002) ...............                    205,527,731
        Other assets less liabilities - 1.9% .                      3,896,363
                                                                 ------------

        Net Assets - 100.0% ...............                   $209,424,094
                                                                 ============

FINANCIAL FUTURES CONTRACTS SOLD

                                                               Value at
              Number of              Expiration   Original     March 31,    Unrealized
    Type      Contracts   Position      Month       Value        2003      Appreciation
-----------  ----------   --------   ----------  -----------  -----------  ------------
10 Yr SWAP       13         Short     June 2003  $1,487,582   $1,471,031      $16,551

See footnote summary on page 63.

See Glossary of Terms on page 63.

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 57

------------------------
      VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)             Value
------------------------------------------------------------------------------

        MUNICIPAL BONDS - 100.1%
        Long-Term Municipal Bonds - 98.1%
        Virginia - 86.2%
NR      Albemarle Cnty Ed Fac
        (The Covenant School) Ser 01A
        7.50%, 7/15/23 .......................       $ 2,685     $   2,866,613
        7.75%, 7/15/32 .......................         8,260         9,064,194
A+      Alexandria MFHR
        (Buckingham Village Apts) Ser 96A AMT
        6.15%, 1/01/29 .......................         4,000         4,115,280
A2      Arlington Cnty Hosp Rev
        (Arlington Health Sys) Ser 01
        5.25%, 7/01/31(a) ....................         9,000         8,972,910
AAA     Arlington Cnty IDR Sewer Rev
        (Ogden Martin) FSA Ser 98B AMT
        5.25%, 1/01/09 .......................         2,295         2,562,207
AAA     Arlington Cnty MFHR
        (Arlington View Terrace) FNMA Ser 01 AMT
        5.15%, 11/01/31 ......................         1,550         1,591,943
NR      Bell Creek Cmnty Dev Auth
        Ser 03A
        6.75%, 3/01/22 .......................         1,000         1,002,210
BBB+    Chesterfield Cnty Elec & Power Rev
        (VA Elec & Pwr Co) Ser 02
        5.875%, 6/01/17 ......................         2,800         2,947,896
        5.875%, 6/01/17 ......................         1,000         1,052,820
NR      Dulles Town Cmnty Dev Auth
        (Dulles Town Ctr Proj) Ser 98
        6.25%, 3/01/26 .......................         2,070         2,077,907
AAA     Fairfax Cnty Pkg Auth Fac
        AMBAC Ser 01
        4.75%, 7/15/20 .......................         1,875         1,920,019
AAA     Fairfax Water Auth Rev
        Ser 02
        5.00%, 4/01/32 .......................         3,680         3,746,682
BBB     Giles Cnty Industrial Dev Rev
        (Hoechst Celanese Corp) Ser 96 AMT
        6.45%, 5/01/26 .......................         7,500         7,612,650
A-      Greater Richmond Hotel Tax Rev
        (Convention Ctr Proj) Ser 00
        6.25%, 6/15/32 .......................        11,000        12,151,700
AAA     Hampton Convention Ctr Rev
        AMBAC Ser 02
        5.00%, 1/15/35 .......................         5,150         5,221,276


--------------------------------------------------------------------------------
58 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        VIRGINIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)             Value
------------------------------------------------------------------------------

AAA     Harrisonburg MFHR
        (Battery Heights Assoc) GNMA Ser 96A
        6.25%, 4/20/36 .......................       $ 5,185     $   5,450,628
AAA     Harrisonburg MFHR
        (Greens of Salem Run) FSA Ser 97 AMT
        6.30%, 4/01/29 .......................         4,160         4,415,715
BB-     Henrico Cnty IDR Solid Waste Rev
        (Browning-Ferris) Ser 97A AMT
        5.875%, 3/01/17 ......................         4,750         4,439,350
A2      Henry Cnty Hosp Rev
        (Memorial Hosp Martinsville & Henry) Ser 97
        6.00%, 1/01/27 .......................         1,250         1,430,812
BBB     Isle Wight Cnty IDR
        (International Paper Co) Ser 00A AMT
        6.60%, 5/01/24 .......................         1,700         1,794,333
BBB     Isle Wight Cnty Solid Waste Rev
        (Union Camp Corp) Ser 94 AMT
        6.55%, 4/01/24 .......................         4,000         4,090,160
A+      James City Cnty Solid Waste Rev
        (Anheuser Busch Proj) Ser 97 AMT
        6.00%, 4/01/32 .......................         4,200         4,333,098
AAA     Loudoun Cnty IDR Hosp Rev
        (Loudoun Hosp Ctr) FSA Ser 95
        5.80%, 6/01/20 .......................         2,500         2,679,075
AA-     Metropolitan Washington DC Arpt Rev
        Ser 97B AMT
        5.50%, 10/01/23 ......................         9,410         9,662,941
AAA     Newport News Hlth Care Fac
        (Mennowood Cmntys) GNMA Ser 96A
        6.25%, 8/01/36 .......................         2,600         2,761,980
AAA     Newport News MFHR
        (Walker Village Proj) GNMA Ser 02A AMT
        5.55%, 9/20/34 .......................         1,880         1,930,064
        5.65%, 3/20/44 .......................         1,660         1,704,007
AAA     Norfolk Arpt Auth Rev
        FGIC Ser 01B AMT
        5.30%, 7/01/25 .......................        10,000        10,199,900
Baa3    Norfolk Arpt Auth Rev
        (Air Cargo) Ser 02 AMT
        6.25%, 1/01/30(a) ....................         1,000           992,180
AAA     Portsmouth Util Rev
        FGIC Ser 01B
        5.00%, 6/01/26 .......................         1,500         1,528,575
AAA     Prince William MFHR
        (Woodwind Gables) AMBAC Ser 01A AMT
        5.30%, 12/01/34 ......................         2,860         2,931,643


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 59

------------------------
      VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)             Value
------------------------------------------------------------------------------

NR      Staunton Ed Fac
        (Mary Baldwin College) Ser 96
        6.75%, 11/01/21 ......................       $ 3,645     $   3,795,466
A       Virginia Tobacco Settlement Rev
        Ser 03A
        6.25%, 6/01/27 .......................         1,500         1,404,300
AAA     Virginia Beach MFHR
        (Beth Sholom Terrace) GNMA Ser 02
        5.40%, 4/01/44 .......................         3,000         3,029,730
AA+     Virginia Biotechnology Auth
        (Consolidated Laboratories Proj) Ser 01
        5.00%, 9/01/21 .......................         4,170         4,326,333
AA+     Virginia Hsg Dev Auth MFHR AMT
        Ser 99
        5.95%, 2/01/23 .......................         5,525         5,805,449
        Ser 02B
        5.50%, 4/01/27 .......................         5,000         5,139,850
AA+     Virginia Hsg Dev Auth SFMR
        (Mortgage Rev) AMT Ser 01C-2
        5.50%, 7/01/27 .......................         9,040         9,243,490
AA+     Ser 01D
        5.40%, 6/01/24 .......................         3,155         3,240,627
AA+     Virginia Port Auth Rev
        (Newport News) Ser 02 AMT
        5.00%, 7/01/27 .......................         1,000         1,002,480
        5.125%, 7/01/24 ......................         4,000         4,062,960
AA      Virginia Res Auth Sewer Sys Rev
        (Hopewell Wastewtr Fac) Ser 95A AMT
        6.00%, 10/01/25(d) ...................         1,375         1,454,461
                                                                 -------------
                                                                   169,755,914
                                                                 -------------

        California - 3.9%
NR      Orange Cnty Cmnty Fac Dist 91-2
        (Serrano) Ser 00
        6.25%, 10/01/30 ......................         7,400         7,599,504
                                                                 -------------

        Florida - 1.7%
NR      Fleming Island Plantation CDD
        Ser 00B
        7.375%, 5/01/31 ......................         3,000         3,267,240
                                                                 -------------

        Illinois - 2.5%
AAA     Chicago GO
        AMBAC Ser 02A
        5.00%, 1/01/42 .......................         5,000         5,003,300
                                                                 -------------


--------------------------------------------------------------------------------
60 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        VIRGINIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                           Principal
& Poor's                                              Amount
Ratings                                                (000)             Value
------------------------------------------------------------------------------

        Mississippi - 1.1%
AAA     Jackson City Water & Sewer Sys Rev
        FSA Ser 03
        5.00%, 9/01/08 .......................       $ 1,940     $   2,141,585
                                                                 -------------

        New Jersey - 1.3%
B+      New Jersey Eco Dev Auth
        (Continental Airlines) Ser 00 AMT
        7.20%, 11/15/30 ......................         4,100         2,583,205
                                                                 -------------

        Puerto Rico - 1.4%
AAA     Puerto Rico Elec Pwr Auth
        XLCA Ser 02-1
        5.25%, 7/01/22 .......................         1,100         1,172,622
A       Puerto Rico Tobacco Settlement Rev
        (Childrens Trust Fund) Ser 02
        5.625%, 5/15/43 ......................         1,800         1,637,532
                                                                 -------------
                                                                     2,810,154
                                                                 -------------

        Total Long-Term Municipal Bonds
           (cost $185,099,757) ...............                     193,160,902
                                                                 -------------

        Short-Term Municipal Notes(e) - 2.0%
        Virginia - 0.6%
A-1+    King George County Electric Rev
        (Birchwood Power Proj) Ser 96 AMT
        1.18%, 4/01/26 .......................         1,200         1,200,000
                                                                 -------------

        Connecticut - 0.4%
A-1+    Connecticut State Hlth & Edl Fac
        (Yale University) Ser 03 X3
        1.125%, 7/01/37 ......................           800           800,000
                                                                 -------------

        New York - 1.0%
A-1+    New York City Transitional Fin Auth
        (NYC Recovery) Ser 03-3B
        1.20%, 11/01/22 ......................         2,000         2,000,000
                                                                 -------------

        Total Short-Term Municipal Notes
           (cost $4,000,000) .................                       4,000,000
                                                                 -------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 61

------------------------
      VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

                                                                         Value
------------------------------------------------------------------------------

        Total Investments - 100.1%
           (cost $189,099,757) ...............                   $ 197,160,902
        Other assets less liabilities - (0.1%)                        (317,037)
                                                                 -------------

        Net Assets - 100.0% ..................                   $ 196,843,865
                                                                 =============

FINANCIAL FUTURES CONTRACTS SOLD

                                                              Value at
              Number of              Expiration   Original     March 31,    Unrealized
    Type      Contracts   Position      Month       Value        2003      Depreciation
-----------  ----------   --------   ----------  -----------  -----------  ------------
10 Yr SWAP       15         Short     June 2003  $1,657,912   $1,682,812     $(24,900)

See footnote summary on page 63.

See Glossary of Terms on page 63.

See notes to financial statements.


--------------------------------------------------------------------------------
62 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

(a)   Moody's rating.

(b) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2003.

(d) Position has been segregated to collateralize margin requirements for open futures contracts sold, with an aggregate market value as follows for each respective Portfolio: Arizona Portfolio, $92,158; Massachusetts Portfolio, $57,210; Michigan Portfolio, $40,916; New Jersey Portfolio, $109,320; Ohio Portfolio, $77,868; Pennsylvania Portfolio, $31,252; and Virginia Portfolio $26,445.

(e)   Fitch Rating

(f)   Variable rate coupon, rate shown was as of March 31, 2003.

      Glossary of Terms:

      ACA              American Capital Access
      AMBAC            American Municipal Bond Assurance Corporation
      AMT              Alternative Minimum Tax
      CDD              Community Development District
      CONNIE LEE       Connie Lee Insurance Company
      COP              Certificates of Participation
      FGIC             Financial Guaranty Insurance Company
      FHA              Federal Housing Administration
      FHLMC            Federal Home Loan Mortgage Corporation
      FNMA             Federal National Mortgage Association
      FSA              Financial Security Assurance, Inc.
      GNMA             Government National Mortgage Association
      GO               General Obligation
      IDA              Industrial Development Authority
      IDR              Industrial Development Revenue
      MBIA             Municipal Bond Investors Assurance
      MFHR             Multi-Family Housing Revenue
      NR               Rating not applied for
      PCR              Pollution Control Revenue
      RADIAN           Radian Group, Inc.
      RAN              Revenue Anticipation Note
      SFMR             Single Family Mortgage Revenue
      XLCA             XL Capital Assurance, Inc.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 63

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
March 31, 2003 (unaudited)

                                                              Arizona          Florida
                                                           =============    =============
Assets
Investments in securities, at value
   (cost: $218,198,991 and $250,152,593,
   respectively) .......................................   $ 222,680,932    $ 263,598,527
Cash ................................................         125,533               -0-
Interest receivable ....................................       3,663,021        5,655,325
Receivable for investment securities sold ..............       1,481,802        2,063,011
Receivable for shares of beneficial
   interest sold .......................................         426,410        1,171,426
                                                           -------------    -------------
Total assets ...........................................     228,377,698      272,488,289
                                                           -------------    -------------
Liabilities
Due to custodian .......................................              -0-       1,232,984
Dividends payable ......................................         292,290          363,760
Payable for shares of beneficial
   interest redeemed ...................................         226,326          949,802
Distribution fee payable ...............................         130,248          166,947
Advisory fee payable ...................................          60,998           74,624
Variation margin on futures contracts ..................          44,000               -0-
Administrative fee payable .............................          24,166           18,595
Net unrealized depreciation on interest rate
   swaps contracts .....................................              -0-          91,365
Accrued expenses and other liabilities .................          42,858           61,335
                                                           -------------    -------------
Total liabilities ......................................         820,886        2,959,412
                                                           -------------    -------------
Net Assets .............................................   $ 227,556,812    $ 269,528,877
                                                           =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ..................   $     212,420    $     262,700
Additional paid-in capital .............................     226,208,771      271,181,204
Distributions in excess of net investment
   income ..............................................        (247,826)        (442,804)
Accumulated net realized loss on
   investment transactions .............................      (3,154,525)     (14,826,792)
Net unrealized appreciation of investments .............       4,537,972       13,354,569
                                                           -------------    -------------
                                                           $ 227,556,812    $ 269,528,877
                                                           =============    =============
Class A Shares
Net assets .............................................   $ 107,755,366    $ 106,460,302
                                                           -------------    -------------
Shares of beneficial interest outstanding ..............      10,049,354       10,381,672
                                                           -------------    -------------
Class B Shares
Net assets .............................................   $  92,965,873    $ 110,377,964
                                                           -------------    -------------
Shares of beneficial interest outstanding ..............       8,685,562       10,754,370
                                                           -------------    -------------
Class C Shares
Net assets .............................................   $  26,835,573    $  52,690,611
                                                           -------------    -------------
Shares of beneficial interest outstanding ...........       2,507,058        5,133,946
                                                           -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...........................................          $10.72          $10.25
Sales charge--4.25% of public
   offering price ......................................             .48             .45
                                                                  ------          ------
Maximum offering price .................................          $11.20          $10.70
                                                                  ======          ======
Class B Shares
Net asset value and offering price per share ...........          $10.70          $10.26
                                                                  ======          ======
Class C Shares
Net asset value and offering price per share ...........          $10.70          $10.26
                                                                  ======          ======

See notes to financial statements.


--------------------------------------------------------------------------------
64 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                           Massachusetts       Michigan
                                                           =============    =============
Assets
Investments in securities, at value
   (cost: $170,950,557 and $170,501,412,
   respectively) .......................................   $ 179,921,070    $ 176,192,299
Cash ...................................................         574,115               -0-
Interest receivable ....................................       2,772,443        2,950,905
Receivable for shares of beneficial
   interest sold .......................................         321,148          683,567
                                                           -------------    -------------
Total assets ...........................................     183,588,776      179,826,771
                                                           -------------    -------------
Liabilities
Due to custodian .......................................              -0-         162,232
Payable for investment securities
   purchased ...........................................       5,788,505               -0-
Payable for shares of beneficial
   interest redeemed ...................................         716,787          128,518
Dividends payable ......................................         224,946          227,778
Net unrealized depreciation on interest rate
   swap contracts ......................................         140,091               -0-
Distribution fee payable ...............................         120,987          116,783
Advisory fee payable ...................................          46,379           85,035
Variation margin on futures contracts ..................          26,000           18,000
Administrative fee payable .............................          23,866               -0-
Accrued expenses and other liabilities .................          47,453           35,801
                                                           -------------    -------------
Total liabilities ......................................       7,135,014          774,147
                                                           -------------    -------------
Net Assets .............................................   $ 176,453,762    $ 179,052,624
                                                           =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ..................   $     162,679    $     166,292
Additional paid-in capital .............................     180,035,765      173,821,281
Distributions in excess of net investment
   income ..............................................        (329,828)        (451,430)
Accumulated net realized loss on
   investment transactions .............................     (12,278,385)        (197,324)
Net unrealized appreciation of investments .............       8,863,531        5,713,805
                                                           -------------    -------------
                                                           $ 176,453,762    $ 179,052,624
                                                           =============    =============
Class A Shares
Net assets .............................................   $  50,910,279    $  58,740,365
                                                           -------------    -------------
Shares of beneficial interest outstanding ..............       4,686,980        5,449,989
                                                           -------------    -------------
Class B Shares
Net assets .............................................   $  78,379,140    $  56,197,432
                                                           -------------    -------------
Shares of beneficial interest outstanding ..............       7,230,294        5,221,796
                                                           -------------    -------------
Class C Shares
Net assets ..........................................   $  47,164,343    $  64,114,827
                                                           -------------    -------------
Shares of beneficial interest outstanding ..............       4,350,627        5,957,461
                                                           -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...........................................          $10.86          $10.78
Sales charge--4.25% of public
   offering price ......................................             .48             .48
                                                                  ------          ------
Maximum offering price .................................          $11.34          $11.26
                                                                  ======          ======
Class B Shares
Net asset value and offering price per share ...........          $10.84          $10.76
                                                                  ======          ======
Class C Shares
Net asset value and offering price per share ...........          $10.84          $10.76
                                                                  ======          ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 65

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                             Minnesota        New Jersey
                                                           =============    =============
Assets
Investments in securities, at value
   (cost: $103,829,256 and $241,763,696,
   respectively) .......................................   $ 107,820,666    $ 251,930,088
Cash ...................................................              -0-       1,838,089
Interest receivable ....................................       1,639,229        4,736,198
Receivable for shares of beneficial
   interest sold .......................................          45,225          355,098
                                                           -------------    -------------
Total assets ...........................................     109,505,120      258,859,473
                                                           -------------    -------------
Liabilities
Due to custodian .......................................         307,848               -0-
Dividends payable ......................................         134,904          320,484
Payable for shares of beneficial
   interest redeemed ...................................          57,265          257,621
Distribution fee payable ...............................          54,770          168,063
Advisory fee payable ...................................          37,631           84,243
Administrative fee payable .............................              -0-          24,641
Variation margin on futures contracts ..................              -0-          52,000
Accrued expenses and other liabilities .................          53,666           73,097
                                                           -------------    -------------
Total liabilities ......................................         646,084          980,149
                                                           -------------    -------------
Net Assets .............................................   $ 108,859,036    $ 257,879,324
                                                           =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ..................   $     107,290    $     262,720
Additional paid-in capital .............................     107,723,391      267,461,367
Distributions in excess of net investment
   income ..............................................        (248,226)        (612,503)
Accumulated net realized loss on investment
   transactions ........................................      (2,714,829)     (19,464,868)
Net unrealized appreciation of investments .............       3,991,410       10,232,608
                                                           -------------    -------------
                                                           $ 108,859,036    $ 257,879,324
                                                           =============    =============
Class A Shares
Net assets .............................................   $  63,115,043    $  87,077,645
                                                           -------------    -------------
Shares of beneficial interest outstanding ..............       6,221,127        8,873,588
                                                           -------------    -------------
Class B Shares
Net assets .............................................   $  24,720,300    $ 121,381,018
                                                           -------------    -------------
Shares of beneficial interest outstanding ..............       2,437,419       12,365,545
                                                           -------------    -------------
Class C Shares
Net assets .............................................   $  21,023,693    $  49,420,661
                                                           -------------    -------------
Shares of beneficial interest outstanding ...........       2,070,408        5,032,838
                                                           -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...........................................          $10.15          $ 9.81
Sales charge--4.25% of public
   offering price ......................................             .45             .44
                                                                  ------          ------
Maximum offering price .................................          $10.60          $10.25
                                                                  ======          ======
Class B Shares
Net asset value and offering price per share ...........          $10.14          $ 9.82
                                                                  ======          ======
Class C Shares
Net asset value and offering price per share ...........          $10.15          $ 9.82
                                                                  ======          ======

See notes to financial statements.


--------------------------------------------------------------------------------
66 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                               Ohio         Pennsylvania
                                                           =============    =============
Assets
Investments in securities, at value
   (cost: $200,915,884 and $195,440,002,
   respectively) .......................................   $ 207,110,777    $ 205,527,731
Interest receivable ....................................       3,020,040        4,839,739
Receivable for shares of beneficial
   interest sold .......................................         725,300          191,302
Receivable for investment securities sold ..............              -0-       1,368,720
                                                           -------------    -------------
Total assets ...........................................     210,856,117      211,927,492
                                                           -------------    -------------
Liabilities
Due to custodian .......................................          65,963        1,765,780
Dividends payable ......................................         274,896          275,688
Payable for shares of beneficial
   interest redeemed ...................................         218,843          159,881
Distribution fee payable ...............................         133,279          124,783
Advisory fee payable ...................................          67,849           88,971
Variation margin on futures contracts ..................          36,000           13,000
Administrative fee payable .............................          24,512           10,975
Accrued expenses and other liabilities .................          35,536           64,320
                                                           -------------    -------------
Total liabilities ......................................         856,878        2,503,398
                                                           -------------    -------------
Net Assets .............................................   $ 209,999,239    $ 209,424,094
                                                           =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ..................   $     211,539    $     201,504
Additional paid-in capital .............................     214,509,859      206,819,469
Distributions in excess of net investment
   income ..............................................        (562,768)        (178,664)
Accumulated net realized loss on
   investment transactions .............................     (10,400,124)      (7,522,495)
Net unrealized appreciation of investments .............       6,240,733       10,104,280
                                                           -------------    -------------
                                                           $ 209,999,239    $ 209,424,094
                                                           =============    =============
Class A Shares
Net assets .............................................   $  74,103,794    $  91,106,726
                                                           -------------    -------------
Shares of beneficial interest outstanding ..............       7,463,055        8,766,113
                                                           -------------    -------------
Class B Shares
Net assets .............................................   $  79,340,731    $  72,537,872
                                                           -------------    -------------
Shares of beneficial interest outstanding ..............       7,994,193        6,979,424
                                                           -------------    -------------
Class C Shares
Net assets .............................................   $  56,554,714    $  45,779,496
                                                           -------------    -------------
Shares of beneficial interest outstanding ..............       5,696,700        4,404,885
                                                           -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...........................................          $ 9.93          $10.39
Sales charge--4.25% of public
   offering price ......................................             .44             .46
                                                                  ------          ------
Maximum offering price .................................          $10.37          $10.85
                                                                  ======          ======
Class B Shares
Net asset value and offering price per share ...........          $ 9.92          $10.39
                                                                  ======          ======
Class C Shares
Net asset value and offering price per share ...........          $ 9.93          $10.39
                                                                  ======          ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 67

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                                    Virginia
                                                                  =============
Assets
Investments in securities, at value
   (cost: $189,099,757) ......................................    $ 197,160,902
Cash .........................................................          111,425
Interest receivable ..........................................        3,590,743
Receivable for shares of beneficial interest sold ............          218,073
                                                                  -------------
Total assets .................................................      201,081,143
                                                                  -------------
Liabilities
Payable for investment securities purchased ..................        3,595,799
Dividends payable ............................................          252,813
Payable for shares of beneficial interest redeemed ...........          163,683
Distribution fee payable .....................................          123,108
Advisory fee payable .........................................           51,708
Variation margin on futures contracts ........................           10,312
Accrued expenses .............................................           39,855
                                                                  -------------
Total liabilities ............................................        4,237,278
                                                                  -------------
Net Assets ...................................................    $ 196,843,865
                                                                  =============
Composition of Net Assets
Shares of beneficial interest, at par ........................    $     185,225
Additional paid-in capital ...................................      195,177,501
Distributions in excess of net investment income .............         (125,342)
Accumulated net realized loss on investment transactions .....       (6,429,764)
Net unrealized appreciation of investments ...................        8,036,245
                                                                  -------------
                                                                  $ 196,843,865
                                                                  =============
Class A Shares
Net assets ................................................    $  74,370,178
                                                                  -------------
Shares of beneficial interest outstanding ....................        6,989,818
                                                                  -------------
Class B Shares
Net assets ...................................................    $  86,058,981
                                                                  -------------
Shares of beneficial interest outstanding ....................        8,102,627
                                                                  -------------
Class C Shares
Net assets ...................................................    $  36,414,706
                                                                  -------------
Shares of beneficial interest outstanding ....................        3,430,089
                                                                  -------------

Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share ...............           $10.64
Sales charge--4.25% of public offering price .................              .47
                                                                         ------
Maximum offering price .......................................           $11.11
                                                                         ======
Class B Shares
Net asset value and offering price per share .................           $10.62
                                                                         ======
Class C Shares
Net asset value and offering price per share .................           $10.62
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
68 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2003 (unaudited)

                                                          Arizona       Florida
                                                        ===========   ===========
Investment Income
Interest .............................................  $ 6,372,644   $ 7,576,422
                                                        -----------   -----------
Expenses
Advisory fee .........................................      713,016       835,354
Distribution fee--Class A ............................      165,736       164,902
Distribution fee--Class B ............................      461,398       534,035
Distribution fee--Class C ............................      126,973       252,858
Custodian ............................................       52,134        54,347
Administrative .......................................       48,000        48,000
Transfer agency ......................................       35,970        46,678
Audit and legal ......................................       18,801        20,616
Registration .........................................       13,859        13,549
Printing .............................................        6,374        12,650
Trustees' fees .......................................        1,250         1,250
Miscellaneous ........................................        2,564         3,210
                                                        -----------   -----------
Total expenses ....................................    1,646,075     1,987,449
Less: expense offset arrangement (see
   Note B) ...........................................         (156)         (167)
Less: expenses waived and reimbursed by
   Adviser (see Note B) ..............................     (344,212)     (393,935)
                                                        -----------   -----------
Net expenses .........................................    1,301,707     1,593,347
                                                        -----------   -----------
Net investment income ................................    5,070,937     5,983,075
                                                        -----------   -----------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) from:
   Investment transactions ...........................      (66,190)      727,399
   Futures ...........................................     (289,856)           -0-
Net change in unrealized appreciation/depreciation of:
   Investments .......................................   (6,466,100)   (2,444,720)
   Futures ...........................................      200,161            -0-
   Swap contracts ....................................           -0-      (14,775)
                                                        -----------   -----------
Net loss on investment transactions ..................   (6,621,985)   (1,732,096)
                                                        -----------   -----------
Net Increase (Decrease) in Net Assets
   from Operations ...................................  $(1,551,048)  $ 4,250,979
                                                        ===========   ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 69

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                       Massachusetts    Michigan
                                                       =============  ===========
Investment Income
Interest .............................................  $ 5,151,847   $ 4,703,507
                                                        -----------   -----------
Expenses
Advisory fee .........................................      569,893       534,700
Distribution fee - Class A ...........................       82,195        84,644
Distribution fee - Class B ...........................      391,663       269,947
Distribution fee - Class C ...........................      246,182       303,427
Custodian ............................................       56,422        55,800
Administrative .......................................       48,000        48,000
Transfer agency ......................................       41,025        37,735
Audit and legal ......................................       21,029        19,090
Printing .............................................        6,832         9,518
Registration .........................................        6,293         8,776
Trustees' fees .......................................        1,250         1,250
Miscellaneous ........................................        4,046         2,852
                                                        -----------   -----------
Total expenses .......................................    1,474,830     1,375,739
Less: expense offset arrangement (see
   Note B) ...........................................         (167)         (157)
Less: expenses waived and reimbursed by
   Adviser (see Note B) ..............................     (280,472)     (110,141)
                                                        -----------   -----------
Net expenses .........................................    1,194,191     1,265,441
                                                        -----------   -----------
Net investment income ................................    3,957,656     3,438,066
                                                        -----------   -----------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) from:
   Investment transactions ...........................     (746,234)      331,227
   Futures ...........................................     (170,847)     (114,736)
Net change in unrealized
   appreciation/depreciation of:
   Investments .......................................   (2,735,208)   (1,979,129)
   Futures ...........................................      113,785        78,040
   Swap contracts ....................................      (22,654)           -0-
                                                        -----------   -----------
Net loss on investment transactions ..................   (3,561,158)   (1,684,598)
                                                        -----------   -----------
Net Increase in Net Assets
   from Operations ...................................  $   396,498   $ 1,753,468
                                                        ===========   ===========

See notes to financial statements.


--------------------------------------------------------------------------------
70 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                         Minnesota     New Jersey
                                                        ===========   ===========
Investment Income
Interest .............................................  $ 2,942,398   $ 7,135,862
                                                        -----------   -----------
Expenses
Advisory fee .........................................      339,144       826,136
Distribution fee - Class A ...........................       95,977       134,855
Distribution fee - Class B ...........................      120,602       611,123
Distribution fee - Class C ...........................      102,107       261,178
Custodian ............................................       56,736        60,096
Administrative .......................................       48,000        48,000
Transfer agency ......................................       26,748        74,862
Audit and legal ......................................       22,394        30,698
Registration .........................................        5,984         6,978
Printing .............................................        2,862        15,980
Trustees' fees .......................................        1,250         1,250
Miscellaneous ........................................        2,922         6,164
                                                        -----------   -----------
Total expenses .......................................      824,726     2,077,320
Less: expense offset arrangement (see
   Note B) ...........................................         (102)         (281)
Less: expenses waived and reimbursed by
   Adviser (see Note B) ..............................     (180,360)     (316,447)
                                                        -----------   -----------
Net expenses ......................................      644,264     1,760,592
                                                        -----------   -----------
Net investment income ................................    2,298,134     5,375,270
                                                        -----------   -----------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on:
   Investment transactions ...........................     (130,671)   (2,813,838)
   Futures ...........................................           -0-     (338,843)
Net change in unrealized
   appreciation/depreciation of:
   Investments .......................................   (1,540,521)   (3,098,865)
   Futures ...........................................           -0-      232,840
                                                        -----------   -----------
Net loss on investment transactions ..................   (1,671,192)   (6,018,706)
                                                        -----------   -----------
Net Increase (Decrease) in Net Assets
   from Operations ...................................  $   626,942   $  (643,436)
                                                        ===========   ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 71

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                            Ohio     Pennsylvania
                                                        ===========  ============
Investment Income
Interest .............................................  $ 5,562,910   $ 6,286,673
                                                        -----------   -----------
Expenses
Advisory fee .........................................      627,624       658,937
Distribution fee - Class A ...........................      106,428       138,533
Distribution fee - Class B ...........................      376,641       365,592
Distribution fee - Class C ...........................      272,798       226,931
Custodian ............................................       53,139        48,871
Administrative .......................................       48,000        48,000
Transfer agency ......................................       46,148        54,989
Audit and legal ......................................       17,392        24,973
Registration .........................................        8,895         9,331
Printing .............................................        6,652        11,438
Trustees' fees .......................................        1,250         1,250
Miscellaneous ........................................        4,797         3,727
                                                        -----------   -----------
Total expenses .......................................    1,569,764     1,592,572
Less: expense offset arrangement (see
   Note B) ...........................................         (178)         (202)
Less: expenses waived and reimbursed by
   Adviser (see Note B) ..............................     (261,410)     (176,019)
                                                        -----------   -----------
Net expenses .........................................    1,308,176     1,416,351
                                                        -----------   -----------
Net investment income ................................    4,254,734     4,870,322
                                                        -----------   -----------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain loss from:
   Investment transactions ...........................   (1,487,143)     (274,414)
   Futures ...........................................     (248,453)      (89,591)
Net change in unrealized
   appreciation/depreciation of:
   Investments .......................................       25,643    (3,686,104)
   Futures ...........................................      175,069        63,216
                                                        -----------   -----------
Net loss on investments ..............................   (1,534,884)   (3,986,893)
                                                        -----------   -----------
Net Increase in Net Assets
   from Operations ...................................  $ 2,719,850   $   883,429
                                                        ===========   ===========

See notes to financial statements.


--------------------------------------------------------------------------------
72 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                                      Virginia
                                                                    ===========

Investment Income
Interest ......................................................     $ 5,504,908
                                                                    -----------
Expenses
Advisory fee ..................................................         609,337
Distribution fee - Class A ....................................         112,120
Distribution fee - Class B ....................................         427,434
Distribution fee - Class C ....................................         173,771
Administrative ................................................          48,000
Custodian .....................................................          43,580
Transfer agency ...............................................          35,497
Audit and legal ...............................................           9,580
Registration ..................................................           7,125
Printing ......................................................           2,551
Trustees' fees ................................................           1,250
Miscellaneous .................................................           1,107
                                                                    -----------
Total expenses ................................................       1,471,352
Less: expense offset arrangement (see Note B) .................            (178)
Less: expenses waived and reimbursed by
   Adviser (see Note B) .......................................        (348,385)
                                                                    -----------
Net expenses ..................................................       1,122,789
                                                                    -----------
Net investment income .........................................       4,382,119
                                                                    -----------
Realized and Unrealized Loss
on Investment Transactions
Net realized loss from investment transactions ................         (75,801)
Net change in unrealized appreciation/depreciation of:
   Investments ................................................      (2,433,331)
   Futures ....................................................         (24,900)
                                                                    -----------
Net loss on investment transactions ........................      (2,534,032)
                                                                    -----------
Net Increase in Net Assets from Operations ....................     $ 1,848,087
                                                                    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 73

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                       Arizona
                                          =================================
                                            Six Months
                                              Ended            Year Ended
                                          March 31, 2003     September 30,
                                           (unaudited)            2002
                                          ==============     ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ................    $    5,070,937     $    8,397,874
Net realized gain (loss) on investment
   transactions ......................          (356,046)           142,987
Net change in unrealized
   appreciation/depreciation
   of investments ....................        (6,265,939)         5,373,968
                                          --------------     --------------
Net increase (decrease) in net assets
   from operations ...................        (1,551,048)        13,914,829
Dividends and Distributions
to Shareholders from
Net investment income
   Class A ...........................        (2,633,455)        (4,762,885)
   Class B ...........................        (1,867,408)        (2,891,256)
   Class C ...........................          (513,226)          (743,733)
Distributions in excess of net
   investment income
   Class A ...........................                -0-          (327,090)
   Class B ...........................                -0-          (279,220)
   Class C ...........................                -0-           (74,991)
Transactions in Shares of
Beneficial Interest
Net increase (decrease) ..............        (3,730,425)        75,324,893
                                          --------------     --------------
Total increase (decrease) ............       (10,295,562)        80,160,547
Net Assets
Beginning of period ..................       237,852,374        157,691,827
                                          --------------     --------------
End of period ........................    $  227,556,812     $  237,852,374
                                          ==============     ==============

See notes to financial statements.


--------------------------------------------------------------------------------
74 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                           Florida
                                              =================================
                                                Six Months
                                                  Ended            Year Ended
                                              March 31, 2003     September 30,
                                               (unaudited)            2002
                                              ==============     ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................    $    5,983,075     $   11,481,638
Net realized gain (loss) on investment
   transactions ..........................           727,399           (671,738)
Net change in unrealized
   appreciation/depreciation
   of investments ........................        (2,459,495)         5,379,775
                                              --------------     --------------
Net increase in net assets from operations         4,250,979         16,189,675
Dividends and Distributions
to Shareholders from
Net investment income
   Class A ...............................        (2,852,201)        (5,311,816)
   Class B ...............................        (2,393,583)        (4,277,799)
   Class C ...............................        (1,133,086)        (1,917,737)
Distributions in excess of net investment
   income
   Class A ...............................                -0-           (25,651)
   Class B ...............................                -0-           (19,570)
   Class C ...............................                -0-            (8,884)
Transactions in Shares of
Beneficial Interest
Net increase .............................         7,598,876         33,753,290
                                              --------------     --------------
Total increase ...........................         5,470,985         38,381,508
Net Assets
Beginning of period ......................       264,057,892        225,676,384
                                              --------------     --------------
End of period ............................    $  269,528,877     $  264,057,892
                                              ==============     ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 75

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                       Massachusetts
                                              =================================
                                                Six Months
                                                  Ended            Year Ended
                                              March 31, 2003     September 30,
                                               (unaudited)            2002
                                              ==============     ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................    $    3,957,656     $    8,305,222
Net realized loss on investment
   transactions ..........................          (917,081)        (2,391,405)
Net change in unrealized
   appreciation/depreciation
   of investments ........................        (2,644,077)         3,125,471
                                              --------------     --------------
Net increase in net assets from operations           396,498          9,039,288
Dividends and Distributions
to Shareholders from
Net investment income
   Class A ...............................        (1,342,539)        (3,168,299)
   Class B ...............................        (1,648,276)        (3,059,167)
   Class C ...............................        (1,036,206)        (2,077,756)
Distributions in excess of net investment
   income
   Class A ............................                -0-          (162,851)
   Class B ...............................                -0-          (218,382)
   Class C ...............................                -0-          (148,151)
Transactions in Shares of
Beneficial Interest
Net increase (decrease) ..................       (18,484,406)        28,102,168
                                              --------------     --------------
Total increase (decrease) ................       (22,114,929)        28,306,850
Net Assets
Beginning of period ......................       198,568,691        170,261,841
                                              --------------     --------------
End of period ............................    $  176,453,762     $  198,568,691
                                              ==============     ==============

See notes to financial statements.


--------------------------------------------------------------------------------
76 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                          Michigan
                                              =================================
                                                Six Months
                                                  Ended            Year Ended
                                              March 31, 2003     September 30,
                                               (unaudited)            2002
                                              ==============     ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................    $    3,438,066     $    5,068,456
Net realized gain on investment
   transactions ..........................           216,491            369,227
Net change in unrealized
   appreciation/depreciation
   of investments ........................        (1,901,089)         4,324,570
                                              --------------     --------------
Net increase in net assets from operations         1,753,468          9,762,253
Dividends and Distributions
to Shareholders from
Net investment income
   Class A ...............................        (1,352,446)        (1,951,146)
   Class B ...............................        (1,104,085)        (1,606,360)
   Class C ...............................        (1,239,431)        (1,510,950)
Distributions in excess of net investment
   income
   Class A ...............................                -0-          (165,455)
   Class B ...............................                -0-          (170,814)
   Class C ...............................                -0-          (165,339)
Transactions in Shares of
Beneficial Interest
Net increase .............................        14,684,117         75,737,168
                                              --------------     --------------
Total increase ...........................        12,741,623         79,929,357
Net Assets
Beginning of period ......................       166,311,001         86,381,644
                                              --------------     --------------
End of period ............................    $  179,052,624     $  166,311,001
                                              ==============     ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 77

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                          Minnesota
                                              =================================
                                                Six Months
                                                  Ended            Year Ended
                                              March 31, 2003     September 30,
                                               (unaudited)            2002
                                              ==============     ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................    $    2,298,134     $    3,880,278
Net realized loss on investment
   transactions ..........................          (130,671)           (91,748)
Net change in unrealized
   appreciation/depreciation
   of investments ........................        (1,540,521)         2,856,372
                                              --------------     --------------
Net increase in net assets from operations           626,942          6,644,902
Dividends and Distributions
to Shareholders from
Net investment income
   Class A ...............................        (1,512,839)        (2,416,006)
   Class B ...............................          (485,205)          (827,252)
   Class C ...............................          (409,925)          (637,020)
Distributions in excess of net investment
   income
   Class A ...............................                -0-          (143,229)
   Class B ...............................                -0-           (61,845)
   Class C ...............................                -0-           (51,671)
Transactions in Shares of
Beneficial Interest
Net increase .............................            49,421         48,843,637
                                              --------------     --------------
Total increase (decrease) ................        (1,731,606)        51,351,516
Net Assets
Beginning of period ......................       110,590,642         59,239,126
                                              --------------     --------------
End of period ............................    $  108,859,036     $  110,590,642
                                              ==============     ==============

See notes to financial statements.


--------------------------------------------------------------------------------
78 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                          New Jersey
                                              =================================
                                                Six Months
                                                  Ended            Year Ended
                                              March 31, 2003     September 30,
                                               (unaudited)            2002
                                              ==============     ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................    $    5,375,270     $   11,396,129
Net realized loss on investment
   transactions ..........................        (3,152,681)        (8,404,619)
Net change in unrealized
   appreciation/depreciation
   of investments ........................        (2,866,025)         7,479,510
                                              --------------     --------------
Net increase (decrease) in net assets from
   operations ............................          (643,436)        10,471,020
Dividends and Distributions
to Shareholders from
Net investment income
   Class A ...............................        (2,140,019)        (4,431,078)
   Class B ...............................        (2,461,437)        (4,771,106)
   Class C ...............................        (1,052,556)        (2,193,945)
Distributions in excess of net investment
   income
   Class A ...............................                -0-          (288,883)
   Class B ...............................                -0-          (342,391)
   Class C ...............................                -0-          (160,213)
Transactions in Shares of
Beneficial Interest
Net increase (decrease) ..................       (14,008,441)        49,499,390
                                              --------------     --------------
Total increase (decrease) ................       (20,305,889)        47,782,794
Net Assets
Beginning of period ......................       278,185,213        230,402,419
                                              --------------     --------------
End of period ............................    $  257,879,324     $  278,185,213
                                              ==============     ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 79

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                           Ohio
                                              =================================
                                                Six Months
                                                  Ended            Year Ended
                                              March 31, 2003     September 30,
                                               (unaudited)            2002
                                              ==============     ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................    $    4,254,734     $    7,634,153
Net realized loss on investment
   transactions ..........................        (1,735,596)        (1,108,224)
Net change in unrealized
   appreciation/depreciation
   of investments ........................           200,712          1,776,717
                                              --------------     --------------
Net increase in net assets from operations         2,719,850          8,302,646
Dividends and Distributions
to Shareholders from
Net investment income
   Class A ...............................        (1,779,726)        (3,030,759)
   Class B ...............................        (1,607,778)        (2,820,644)
   Class C ...............................        (1,164,887)        (1,951,729)
Distributions in excess of net investment
   income
   Class A ...............................                -0-          (139,437)
   Class B ...............................                -0-          (162,736)
   Class C ...............................                -0-          (115,485)
Transactions in Shares of
Beneficial Interest
Net increase .............................        14,566,656         59,253,392
                                              --------------     --------------
Total increase ...........................        12,734,115         59,335,248
Net Assets
Beginning of period ......................       197,265,124        137,929,876
                                              --------------     --------------
End of period ............................    $  209,999,239     $  197,265,124
                                              ==============     ==============

See notes to financial statements.


--------------------------------------------------------------------------------
80 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                        Pennsylvania
                                              =================================
                                                Six Months
                                                  Ended            Year Ended
                                              March 31, 2003     September 30,
                                               (unaudited)            2002
                                              ==============     ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................    $    4,870,322     $    9,337,906
Net realized loss on investment
   transactions ..........................          (364,005)          (361,775)
Net change in unrealized
   appreciation/depreciation
   of investments ........................        (3,622,888)         4,118,325
                                              --------------     --------------
Net increase in net assets from operations           883,429         13,094,456
Dividends and Distributions
to Shareholders from
Net investment income
   Class A ...............................        (2,273,311)        (4,673,904)
   Class B ...............................        (1,537,104)        (2,915,487)
   Class C ...............................          (954,667)        (1,748,515)
Distributions in excess of net investment
   income
   Class A ...............................                -0-          (145,114)
   Class B ...............................                -0-           (71,809)
   Class C ...............................                -0-           (60,764)
Transactions in Shares of
Beneficial Interest
Net increase (decrease) ..................        (6,805,927)        24,426,896
                                              --------------     --------------
Total increase (decrease) ................       (10,687,580)        27,905,759
Net Assets
Beginning of period ......................       220,111,674        192,205,915
                                              --------------     --------------
End of period ............................    $  209,424,094     $  220,111,674
                                              ==============     ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 81

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                         Virginia
                                              =================================
                                                Six Months
                                                  Ended            Year Ended
                                              March 31, 2003     September 30,
                                               (unaudited)            2002
                                              ==============     ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................    $    4,382,119     $    7,700,184
Net realized loss on investment
   transactions ..........................           (75,801)           (71,972)
Net change in unrealized
   appreciation/depreciation
   of investments ........................        (2,458,231)         4,597,900
                                              --------------     --------------
Net increase in net assets from operations         1,848,087         12,226,112
Dividends and Distributions
to Shareholders from
Net investment income
   Class A ...............................        (1,799,802)        (3,220,562)
   Class B ...............................        (1,758,552)        (3,259,750)
   Class C ...............................          (715,029)        (1,219,872)
Distributions in excess of net investment
   income
   Class A ...............................                -0-          (120,709)
   Class B ...............................                -0-          (161,600)
   Class C ...............................                -0-           (60,445)
Transactions in Shares of
Beneficial Interest
Net increase .............................         2,234,415         45,896,155
                                              --------------     --------------
Total increase (decrease) ................          (190,881)        50,079,329
Net Assets
Beginning of period ......................       197,034,746        146,955,417
                                              --------------     --------------
End of period ............................    $  196,843,865     $  197,034,746
                                              ==============     ==============

See notes to financial statements.


--------------------------------------------------------------------------------
82 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the "Fund"), formerly Alliance Municipal Income Fund II which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 83

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of ..625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the six months ended March 31, 2003, the Adviser agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were as follows: Arizona Portfolio, $344,212; Florida Portfolio, $393,935; Massachusetts Portfolio, $280,472; Michigan Portfolio, $62,141; Minnesota Port-


--------------------------------------------------------------------------------
84 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

folio, $132,360; New Jersey Portfolio, $316,447; Ohio Portfolio, $261,410; Pennsylvania Portfolio, $176,019; and Virginia Portfolio, $300,385.

Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts, New Jersey, Ohio and Pennsylvania Portfolios each paid $48,000 to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the six months ended March 31, 2003. Additionally, the Adviser agreed to waive all such fees for the Michigan, Minnesota and Virginia Portfolios in the aggregate amount of $48,000 for each of these Portfolios.

Each Portfolio compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement, for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $18,028; Florida Portfolio, $19,874; Massachusetts Portfolio, $22,265; Michigan Portfolio, $26,589; Minnesota Portfolio, $17,758; New Jersey Portfolio, $43,009; Ohio Portfolio, $27,207; Pennsylvania Portfolio, $34,724; and Virginia Portfolio, $21,149.

For the six months ended March 31, 2003, each Portfolio's expenses were reduced under an expense offset arrangement with AGIS, as follows: Arizona Portfolio, by $156; Florida Portfolio, by $167; Massachusetts Portfolio, by $167; Michigan Portfolio, by $157; Minnesota Portfolio, by $102; New Jersey Portfolio, by $281; Ohio Portfolio, by $178; Pennsylvania Portfolio, by $202; and Virginia Portfolio, by $178.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc. a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended March 31, 2003 as follows:

                             Front End       Contingent Deferred Sales Charges
                         Sales Charges       -----------------------------------
Portfolio                      Class A       Class A       Class B       Class C
--------------------------------------------------------------------------------
Arizona                        $17,029       $ 2,195       $77,489       $ 2,507
Florida                          8,566         1,159        48,056         5,128
Massachusetts                    5,279           900        43,063        12,947
Michigan                        10,501            -0-       32,268        23,584
Minnesota                        5,855           788        12,743         3,438
New Jersey                       4,712            38        89,443        15,049
Ohio                            13,285         3,166        54,663         6,302
Pennsylvania                     9,318            -0-       37,240         7,993
Virginia                         8,157        27,339        32,073         4,664


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 85

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                          Class B               Class C
--------------------------------------------------------------------------------
Arizona .........................            $4,846,280            $  866,128
Florida ............................             5,057,793             2,287,593
Massachusetts ......................             3,984,761             2,150,772
Michigan ...........................             3,536,318             2,697,230
Minnesota ..........................             2,842,328             1,715,870
New Jersey .........................             6,358,322             2,147,100
Ohio ...............................             5,069,416             2,345,800
Pennsylvania .......................             4,092,396             1,982,127
Virginia ...........................             4,660,172             1,434,553

Such costs may be recovered from each Portfolio at an annual rate of up to .30 of 1% of each Portfolio's daily net assets in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2003 were as follows:

Portfolio                                        Purchases                 Sales
--------------------------------------------------------------------------------
Arizona ............................           $26,625,343           $20,279,249
Florida ............................            43,409,355            32,364,924
Massachusetts ......................            26,705,420            31,840,892
Michigan ...........................            46,676,300            24,186,460
Minnesota ..........................            31,947,584            27,181,345
New Jersey .........................            58,503,945            65,724,136
Ohio ...............................            47,104,419            23,652,956
Pennsylvania .......................            17,744,560            13,489,027
Virginia ...........................            28,788,346            17,488,864


--------------------------------------------------------------------------------
86 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

At March 31, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows (excluding futures and swap contracts):

                                            Gross Unrealized    Gross Unrealized      Net Unrealized
Portfolio                       Tax Cost        Appreciation        Depreciation        Appreciation
----------------------------------------------------------------------------------------------------
Arizona ............        $218,198,991        $  7,384,535        $  2,902,594        $  4,481,941
Florida ............         250,152,593          13,930,322             484,388          13,445,934
Massachusetts ......         170,950,557          10,019,234           1,048,721           8,970,513
Michigan ...........         170,501,412           6,312,433             621,546           5,690,887
Minnesota ..........         103,829,256           4,168,873             177,463           3,991,410
New Jersey .........         241,763,696          13,693,119           3,526,727          10,166,392
Ohio ...............         200,915,884           7,531,114           1,336,221           6,194,893
Pennsylvania .......         195,440,002          12,108,748           2,021,019          10,087,729
Virginia ...........         189,099,757           9,174,111           1,112,966           8,061,145

1. Interest Rate Swap Agreements

The Portfolios enter into swap agreements to hedge their exposure to interest rates. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolios record a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period.

Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net unrealized appreciation/depreciation of investments and swap contracts.

2. Financial Futures Contracts

The Portfolios may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolios bear the market risk that arises from changes in the value of these financial instruments.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 87

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

At the time the Portfolios enter into a futures contract, the Portfolios deposit and maintain as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E

Distributions To Shareholders

The tax character of distributions to be paid for the year ending September 30, 2003 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended September 30, 2002 and September 30, 2001 were as follows:

Arizona Portfolio                                2002                 2001
                                              ==========           ==========
Distributions paid from:
   Tax-exempt income .................        $8,437,580           $5,393,504
   Ordinary income ...................           544,194               30,101
                                              ----------           ----------
Total distributions paid .............        $8,891,774(a)        $5,423,605(a)
                                              ==========           ==========

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $ (2,804,479)(b)
Unrealized appreciation/(depreciation) .................          10,809,911(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $  8,005,432
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $2,744,628 of which $2,361,378 expires in the year 2008 and $383,250 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $59,851.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
88 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Florida Portfolio                                   2002              2001
                                                ===========       ===========
Distributions paid from:
   Tax-exempt income .......................    $11,517,304       $ 9,705,032
   Ordinary income .........................             -0-           13,178
                                                -----------       -----------
Total distributions paid ...................    $11,517,304(a)    $ 9,718,210(a)
                                                ===========       ===========

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt income ........................        $    295,212
Accumulated capital and other losses ...................         (15,376,017)(b)
Unrealized appreciation/(depreciation) .................          15,635,890(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $    555,085
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $14,873,691 of which $3,931,206 expires in the year 2003, $4,853 expires in the year 2007, $7,457,727 expires in the year 2008, $3,475,986 expires in the year 2009 and $3,919 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $502,326.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Massachusetts Portfolio ..............           2002                 2001
                                              ==========           ==========

Distributions paid from:
   Tax-exempt income .................        $8,395,533           $6,339,400
   Ordinary income ...................           402,082               68,332
                                              ----------           ----------
Total distributions paid .............        $8,797,615(a)        $6,407,732(a)
                                              ==========           ==========


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 89

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $(11,314,849)(b)
Unrealized appreciation/(depreciation) .................          11,461,153(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $    146,304
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $8,833,368 of which $7,248,317 expires in the year 2008 and $1,585,051 expires in the year 2009. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $2,481,481.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Michigan Portfolio                               2002                 2001
                                              ==========           ==========
Distributions paid from:
   Tax-exempt income .................        $5,083,500           $2,519,457
   Ordinary income ...................           401,029               15,903
                                              ----------           ----------
Total distributions paid .............        $5,484,529(a)        $2,535,360(a)
                                              ==========           ==========

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $   (333,181)(b)
Unrealized appreciation/(depreciation) .................           7,534,260(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $  7,201,079
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $333,181 which expires in the year 2008. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Minnesota Portfolio                              2002                 2001
                                              ==========           ==========
Distributions paid from:
   Tax-exempt income .................        $3,906,351           $2,278,865
   Ordinary income ...................           170,915               24,892
                                              ----------           ----------
Total distributions paid .............        $4,077,266(a)        $2,303,757(a)
                                              ==========           ==========


--------------------------------------------------------------------------------
90 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ................        $ (2,443,305)(b)
Unrealized appreciation/(depreciation) .................           5,391,078(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $  2,947,773
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $2,401,839 of which $650,584 expires in the year 2003, $492,981 expires in the year 2004, $1,051,696 expires in the year 2008, $160,146 expires in the year 2009 and $46,432 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $41,466.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

New Jersey Portfolio                                2002              2001
                                                ===========       ===========
Distributions paid from:
   Tax-exempt income .......................    $11,347,913       $ 8,263,862
   Ordinary income .........................        808,169            54,109
                                                -----------       -----------
Total distributions paid ...................    $12,156,082(a)    $ 8,317,971(a)
                                                ===========       ===========

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $(16,377,107)(b)
Unrealized appreciation/(depreciation) .................          13,163,553(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $ (3,213,554)
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $12,494,448 of which $3,051,602 expires in the year 2003, $349,704 expires in the year 2004, $3,327,295 expires in the year 2008, $1,077,263 expires in the year 2009 and $4,688,584 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $3,882,659.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 91

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Ohio Portfolio                                   2002                 2001
                                              ==========           ==========
Distributions paid from:
   Tax-exempt income .................        $7,932,576           $5,316,665
   Ordinary income ...................           207,602               59,351
                                              ----------           ----------
Total distributions paid .............        $8,140,178(a)        $5,376,016(a)
                                              ==========           ==========

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $ (8,749,204)(b)
Unrealized appreciation/(depreciation) .................           6,124,697(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $ (2,624,507)
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $5,128,626 of which $666,075 expires in the year 2003, $332,000 expires in the year 2004, $2,491,530 expires in the year 2008 and $1,639,021 expires in the year 2009. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $3,620,578.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Pennsylvania Portfolio                           2002                 2001
                                              ==========           ==========
Distributions paid from:
   Tax-exempt income .................        $9,281,173           $7,507,944
   Ordinary income ...................           304,732               92,904
                                              ----------           ----------
Total distributions paid .............        $9,585,905(a)        $7,600,848(a)
                                              ==========           ==========


--------------------------------------------------------------------------------
92 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $ (6,983,740)(b)
Unrealized appreciation/(depreciation) .................          13,552,418(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $  6,568.678
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $6,838,161 of which $6,563,370 expires in the year 2008 and $274,791 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $145,579.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Virginia Portfolio                               2002                 2001
                                              ==========           ==========
Distributions paid from:
   Tax-exempt income .................        $7,722,633           $5,875,855
   Ordinary income ...................           281,521               34,675
                                              ----------           ----------
Total distributions paid .............        $8,004,154(a)        $5,910,530(a)
                                              ==========           ==========

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $ (6,046,587)(b)
Unrealized appreciation/(depreciation) .................          10,187,100(c)
                                                                ------------
Total accumulated earnings/(deficit) ................        $  4,140,513
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2002, the Portfolio had a net capital loss carryforward of $5,971,909 of which $3,978,133 expires in the year 2008, $1,200,330 expires in the year 2009 and $793,446 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2002, the Portfolio deferred to October 1, 2002, post October capital losses of $74,678.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 93

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Shares of Beneficial Interest

There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest for each Portfolio were as follows:

                    -----------------------------------   -----------------------------------
                                    Shares                               Amount
                    -----------------------------------   -----------------------------------
                    Six Months Ended         Year Ended   Six Months Ended         Year Ended
                      March 31, 2003      September 30,     March 31, 2003      September 30,
Arizona Portfolio        (unaudited)               2002        (unaudited)               2002
---------------------------------------------------------------------------------------------
Class A
Shares sold                1,485,778          4,173,777       $ 16,033,136       $ 45,053,707
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             162,024            274,146          1,744,987          2,952,268
---------------------------------------------------------------------------------------------
Shares converted
   from Class B               42,266            104,357            455,363          1,121,586
---------------------------------------------------------------------------------------------
Shares redeemed           (2,639,378)        (1,727,824)       (28,395,003)       (18,571,293)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)               (949,310)         2,824,456       $(10,161,517)      $ 30,556,268
=============================================================================================

Class B
Shares sold                1,033,062          4,368,787       $ 11,140,195       $ 47,011,237
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             109,038            176,525          1,172,277          1,898,477
---------------------------------------------------------------------------------------------
Shares converted
   to Class A                (42,356)          (104,538)          (455,363)        (1,121,586)
---------------------------------------------------------------------------------------------
Shares redeemed             (807,923)        (1,243,246)        (8,697,672)       (13,344,144)
---------------------------------------------------------------------------------------------
Net increase                 291,821          3,197,528       $  3,159,437       $ 34,443,984
=============================================================================================

Class C
Shares sold                  548,295          1,327,738       $  5,915,219       $ 14,269,598
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              29,676             46,433            319,036            499,260
---------------------------------------------------------------------------------------------
Shares redeemed             (275,635)          (412,835)        (2,962,600)        (4,444,217)
---------------------------------------------------------------------------------------------
Net increase                 302,336            961,336       $  3,271,655       $ 10,324,641
=============================================================================================


--------------------------------------------------------------------------------
94 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                    -----------------------------------   -----------------------------------
                                    Shares                               Amount
                    -----------------------------------   -----------------------------------
                    Six Months Ended         Year Ended   Six Months Ended         Year Ended
                      March 31, 2003      September 30,     March 31, 2003      September 30,
Florida Portfolio        (unaudited)               2002        (unaudited)               2002
---------------------------------------------------------------------------------------------
Class A
Shares sold                2,213,973          2,652,026       $ 22,580,762       $ 26,806,513
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             121,725            235,392          1,240,464          2,374,786
---------------------------------------------------------------------------------------------
Shares converted
   from Class B              117,733            205,914          1,198,879          2,081,018
---------------------------------------------------------------------------------------------
Shares redeemed           (2,648,751)        (2,131,414)       (27,052,530)       (21,524,513)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)               (195,320)           961,918       $ (2,032,425)      $  9,737,804
=============================================================================================

Class B
Shares sold                1,586,696          3,199,641       $ 16,222,170       $ 32,371,516
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             136,697            249,948          1,394,272          2,523,249
---------------------------------------------------------------------------------------------
Shares converted
   to Class A               (117,618)          (205,726)        (1,198,879)        (2,081,018)
---------------------------------------------------------------------------------------------
Shares redeemed           (1,053,622)        (1,655,677)       (10,751,330)       (16,724,843)
---------------------------------------------------------------------------------------------
Net increase                 552,153          1,588,186       $  5,666,233       $ 16,088,904
=============================================================================================

Class C
Shares sold                  789,493          1,454,551       $  8,053,905       $ 14,758,577
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              55,286            103,617            563,835          1,046,223
---------------------------------------------------------------------------------------------
Shares redeemed             (455,620)          (782,004)        (4,652,672)        (7,878,218)
---------------------------------------------------------------------------------------------
Net increase                 389,159            776,164       $  3,965,068       $  7,926,582
=============================================================================================


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 95

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                    -----------------------------------   -----------------------------------
                                    Shares                               Amount
                    -----------------------------------   -----------------------------------
                    Six Months Ended         Year Ended   Six Months Ended         Year Ended
Massachusetts         March 31, 2003      September 30,     March 31, 2003      September 30,
Portfolio                (unaudited)               2002        (unaudited)               2002
---------------------------------------------------------------------------------------------
Class A
Shares sold                  607,548          2,609,843       $  6,578,765       $ 28,470,805
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              82,900            194,992            896,061          2,122,823
---------------------------------------------------------------------------------------------
Shares converted
   from Class B               22,025             85,862            238,398            930,233
---------------------------------------------------------------------------------------------
Shares redeemed           (2,013,280)        (2,640,118)       (21,703,976)       (28,712,245)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)             (1,300,807)           250,579       $(13,990,752)      $  2,811,616
=============================================================================================

Class B
Shares sold                  696,887          2,443,045       $  7,546,031       $ 26,659,297
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             122,225            191,653          1,318,389          2,081,841
---------------------------------------------------------------------------------------------
Shares converted
   from Class A              (22,072)           (86,027)          (238,398)          (930,233)
---------------------------------------------------------------------------------------------
Shares redeemed             (747,719)        (1,006,499)        (8,086,190)       (10,917,720)
---------------------------------------------------------------------------------------------
Net increase                  49,321          1,542,172       $    539,832       $ 16,893,185
=============================================================================================

Class C
Shares sold                  513,904          1,686,148       $  5,556,651       $ 18,387,436
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              85,074            152,229            917,417          1,653,737
---------------------------------------------------------------------------------------------
Shares redeemed           (1,066,585)        (1,072,034)       (11,507,554)       (11,643,806)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)               (467,607)           766,343       $ (5,033,486)      $  8,397,367
=============================================================================================


--------------------------------------------------------------------------------
96 o  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                    -----------------------------------   -----------------------------------
                                    Shares                               Amount
                    -----------------------------------   -----------------------------------
                    Six Months Ended         Year Ended   Six Months Ended         Year Ended
                      March 31, 2003      September 30,     March 31, 2003      September 30,
Michigan Portfolio       (unaudited)               2002        (unaudited)               2002
---------------------------------------------------------------------------------------------
Class A
Shares sold                  714,012          2,739,964       $  7,683,910       $ 29,099,502
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              85,669            129,838            919,406          1,380,062
---------------------------------------------------------------------------------------------
Shares converted
   from Class B               30,291            105,002            325,018          1,119,272
---------------------------------------------------------------------------------------------
Shares redeemed             (459,367)          (981,386)        (4,926,348)       (10,396,396)
---------------------------------------------------------------------------------------------
Net increase                 370,605          1,993,418       $  4,001,986       $ 21,202,440
=============================================================================================

Class B
Shares sold                  768,928          2,529,185       $  8,253,242       $ 26,855,012
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              68,205             97,198            730,702          1,031,422
---------------------------------------------------------------------------------------------
Shares converted
   to Class A                (30,336)          (105,158)          (325,018)        (1,119,272)
---------------------------------------------------------------------------------------------
Shares redeemed             (460,970)          (418,134)        (4,940,999)        (4,460,644)
---------------------------------------------------------------------------------------------
Net increase                 345,827          2,103,091       $  3,717,927       $ 22,306,518
=============================================================================================

Class C
Shares sold                1,511,509          3,523,260       $ 16,238,504       $ 37,420,810
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              71,132             94,178            762,003          1,000,121
---------------------------------------------------------------------------------------------
Shares redeemed             (934,748)          (582,076)       (10,036,303)        (6,192,721)
---------------------------------------------------------------------------------------------
Net increase                 647,893          3,035,362       $  6,964,204       $ 32,228,210
=============================================================================================


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 97

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                    -----------------------------------   -----------------------------------
                                    Shares                               Amount
                    -----------------------------------   -----------------------------------
                    Six Months Ended         Year Ended   Six Months Ended         Year Ended
                      March 31, 2003      September 30,     March 31, 2003      September 30,
Minnesota Portfolio      (unaudited)               2002        (unaudited)               2002
---------------------------------------------------------------------------------------------
Class A
Shares sold                  593,499          3,560,195       $  5,990,522       $ 35,829,917
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              82,518            142,075            830,591          1,425,346
---------------------------------------------------------------------------------------------
Shares converted
   from Class B               18,429             83,209            185,880            833,703
---------------------------------------------------------------------------------------------
Shares redeemed             (860,147)          (422,571)        (8,684,597)        (4,240,290)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)               (165,701)         3,362,908       $ (1,677,604)      $ 33,848,676
=============================================================================================

Class B
Shares sold                  380,347            845,534       $  3,835,196       $  8,484,053
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              31,804             55,957            320,013            561,384
---------------------------------------------------------------------------------------------
Shares converted
   to Class A                (18,434)           (83,244)          (185,880)          (833,703)
---------------------------------------------------------------------------------------------
Shares redeemed             (317,851)          (172,668)        (3,195,595)        (1,725,060)
---------------------------------------------------------------------------------------------
Net increase                  75,866            645,579       $    773,734       $  6,486,674
=============================================================================================

Class C
Shares sold                  398,566            980,050       $  4,020,957       $  9,869,775
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              29,395             42,325            296,105            425,249
---------------------------------------------------------------------------------------------
Shares redeemed             (334,306)          (177,719)        (3,363,771)        (1,786,737)
---------------------------------------------------------------------------------------------
Net increase                  93,655            844,656       $    953,291       $  8,508,287
=============================================================================================


--------------------------------------------------------------------------------
98 o LLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                    -----------------------------------   -----------------------------------
                                    Shares                               Amount
                    -----------------------------------   -----------------------------------
                    Six Months Ended         Year Ended   Six Months Ended         Year Ended
New Jersey            March 31, 2003      September 30,     March 31, 2003      September 30,
Portfolio                (unaudited)               2002        (unaudited)               2002
---------------------------------------------------------------------------------------------
Class A
Shares sold                  435,511          3,508,960       $  4,309,600       $ 35,106,070
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             132,775            272,611          1,296,941          2,717,335
---------------------------------------------------------------------------------------------
Shares converted
   from Class B               94,796            444,339            927,396          4,432,002
---------------------------------------------------------------------------------------------
Shares redeemed           (1,243,455)        (2,735,107)       (12,133,745)       (27,270,598)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)               (580,373)         1,490,803       $ (5,599,808)      $ 14,984,809
=============================================================================================

Class B
Shares sold                  973,132          4,378,919       $  9,544,529       $ 43,802,272
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             169,737            308,134          1,658,042          3,073,153
---------------------------------------------------------------------------------------------
Shares converted
   to Class A                (94,761)          (444,221)          (927,396)        (4,432,002)
---------------------------------------------------------------------------------------------
Shares redeemed           (1,339,586)        (1,861,226)       (13,093,628)       (18,560,039)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)               (291,478)         2,381,606       $ (2,818,453)      $ 23,883,384
=============================================================================================

Class C
Shares sold                  451,743          2,305,087       $  4,438,939       $ 23,118,515
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              73,862            123,359            721,758          1,230,577
---------------------------------------------------------------------------------------------
Shares redeemed           (1,100,009)        (1,371,933)       (10,750,877)       (13,717,895)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)               (574,404)         1,056,513       $ (5,590,180)      $ 10,631,197
=============================================================================================



--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 99

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                    -----------------------------------   -----------------------------------
                                    Shares                               Amount
                    -----------------------------------   -----------------------------------
                    Six Months Ended         Year Ended   Six Months Ended         Year Ended
                      March 31, 2003      September 30,     March 31, 2003      September 30,
Ohio Portfolio           (unaudited)               2002        (unaudited)               2002
---------------------------------------------------------------------------------------------
Class A
Shares sold                1,067,645          2,952,680       $ 10,590,909       $ 29,566,362
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             107,164            190,264          1,060,271          1,901,751
---------------------------------------------------------------------------------------------
Shares converted
   from Class B               99,405            373,100            985,567          3,730,773
---------------------------------------------------------------------------------------------
Shares redeemed             (818,030)        (1,187,718)        (8,082,246)       (11,847,441)
---------------------------------------------------------------------------------------------
Net increase                 456,184          2,328,326       $  4,554,501       $ 23,351,445
=============================================================================================

Class B
Shares sold                1,279,197          2,927,342       $ 12,678,702       $ 29,287,184
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             114,617            226,780          1,133,015          2,268,521
---------------------------------------------------------------------------------------------
Shares converted
   to Class A                (99,442)          (343,244)          (985,567)        (3,730,773)
---------------------------------------------------------------------------------------------
Shares redeemed             (603,632)          (957,637)        (5,981,710)        (9,278,562)
---------------------------------------------------------------------------------------------
Net increase                 690,740          1,853,241       $  6,844,440       $ 18,546,370
=============================================================================================

Class C
Shares sold                  665,922          2,169,473       $  6,589,527       $ 21,706,800
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              80,393            129,186            795,028          1,291,209
---------------------------------------------------------------------------------------------
Shares redeemed             (427,295)          (565,040)        (4,216,840)        (5,642,432)
---------------------------------------------------------------------------------------------
Net increase                 319,020          1,733,619       $  3,167,715       $ 17,355,577
=============================================================================================


--------------------------------------------------------------------------------
100 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                    -----------------------------------   -----------------------------------
                                    Shares                               Amount
                    -----------------------------------   -----------------------------------
                    Six Months Ended         Year Ended   Six Months Ended         Year Ended
Pennsylvania          March 31, 2003      September 30,     March 31, 2003      September 30,
Portfolio                (unaudited)               2002        (unaudited)               2002
---------------------------------------------------------------------------------------------
Class A
Shares sold                  622,262          3,029,335       $  6,467,275       $ 31,371,547
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             124,617            283,223          1,290,408          2,931,665
---------------------------------------------------------------------------------------------
Shares converted
   from Class B               73,989            215,757            769,343          2,241,696
---------------------------------------------------------------------------------------------
Shares redeemed           (1,455,001)        (3,425,223)       (15,056,300)       (35,437,413)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)               (634,133)           103,092       $ (6,529,274)      $  1,107,495
=============================================================================================

Class B
Shares sold                  645,069          2,671,470       $  6,707,849       $ 27,686,964
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              98,945            192,166          1,024,657          1,989,234
---------------------------------------------------------------------------------------------
Shares converted
   to Class A                (74,059)          (211,918)          (769,343)        (2,241,696)
---------------------------------------------------------------------------------------------
Shares redeemed             (724,779)        (1,578,177)        (7,528,055)       (16,297,572)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)                (54,824)         1,073,541       $   (564,892)      $ 11,136,930
=============================================================================================

Class C
Shares sold                  883,165          2,451,346       $  9,160,812       $ 25,396,726
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              63,518            112,483            657,713          1,164,377
---------------------------------------------------------------------------------------------
Shares redeemed             (919,275)        (1,387,898)        (9,530,286)       (14,378,632)
---------------------------------------------------------------------------------------------
Net increase                  27,408          1,175,931       $    288,239       $ 12,182,471
=============================================================================================


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 101

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                    -----------------------------------   -----------------------------------
                                    Shares                               Amount
                    -----------------------------------   -----------------------------------
                    Six Months Ended         Year Ended   Six Months Ended         Year Ended
                      March 31, 2003      September 30,     March 31, 2003      September 30,
Virginia Portfolio       (unaudited)               2002        (unaudited)               2002
---------------------------------------------------------------------------------------------
Class A
Shares sold                  920,023          2,586,534       $  9,764,656       $ 27,190,766
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              94,006            162,033            996,043          1,704,901
---------------------------------------------------------------------------------------------
Shares converted
   from Class B               53,615            172,791            567,768          1,816,207
---------------------------------------------------------------------------------------------
Shares redeemed           (1,208,574)          (846,040)       (12,777,971)        (8,895,908)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)               (140,930)         2,075,318       $ (1,449,504)      $ 21,815,966
=============================================================================================

Class B
Shares sold                  674,667          2,336,684       $  7,149,356       $ 24,572,562
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             114,908            203,652          1,215,220          2,138,114
---------------------------------------------------------------------------------------------
Shares converted
   from Class A              (53,704)          (173,066)          (567,768)        (1,816,207)
---------------------------------------------------------------------------------------------
Shares redeemed             (618,571)          (986,734)        (6,549,899)       (10,360,239)
---------------------------------------------------------------------------------------------
Net increase                 117,300          1,380,536       $  1,246,909       $ 14,534,230
=============================================================================================

Class C
Shares sold                  588,963          1,422,683       $  6,246,085       $ 14,931,090
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              47,144             68,813            498,582            722,328
---------------------------------------------------------------------------------------------
Shares redeemed             (407,108)          (582,202)        (4,307,657)        (6,107,459)
---------------------------------------------------------------------------------------------
Net increase                 228,999            909,294       $  2,437,010       $  9,545,959
=============================================================================================

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2003.


--------------------------------------------------------------------------------
102 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                          Arizona Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class A
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $11.02             $10.80          $10.47          $10.40          $11.03          $10.78
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .26                .51             .54             .55             .51             .54
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.31)               .26             .34             .07            (.55)            .45
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............          (.05)               .77             .88             .62            (.04)            .99
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.25)              (.51)           (.54)           (.55)           (.51)           (.54)
Distributions in excess of net
   investment income ..........            -0-              (.04)           (.01)             -0-           (.04)           (.02)
Distributions from net
   realized gains .............            -0-                -0-             -0-             -0-           (.04)           (.18)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.25)              (.55)           (.55)           (.55)           (.59)           (.74)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.72             $11.02          $10.80          $10.47          $10.40          $11.03
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          (.38)%             7.33%           8.56%           6.17%           (.45)%          9.54%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............      $107,755           $121,245         $88,261         $47,258         $38,472         $21,185
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........           .78%(d)            .78%            .78%            .78%            .78%            .78%
   Expenses, before waivers/
     reimbursements ...........          1.08%(d)           1.12%           1.22%           1.29%           1.39%           1.55%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.80%(d)           4.73%           5.08%           5.33%           4.74%           4.92%
Portfolio turnover rate .......             9%                11%            119%            199%            217%             45%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 103

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                          Arizona Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class B
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $11.00             $10.78          $10.46          $10.39          $11.03          $10.78
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .22                .43             .47             .48             .43             .45
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.31)               .27             .33             .07            (.55)            .47
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............          (.09)               .70             .80             .55            (.12)            .92
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.21)              (.43)           (.47)           (.48)           (.43)           (.45)
Distributions in excess of net
   investment income ..........            -0-              (.05)           (.01)             -0-           (.05)           (.04)
Distributions from net
   realized  gains ............            -0-                -0-             -0-             -0-           (.04)           (.18)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.21)              (.48)           (.48)           (.48)           (.52)           (.67)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.70             $11.00          $10.78          $10.46          $10.39          $11.03
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          (.74)%             6.65%           7.76%           5.45%          (1.19)%          8.84%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $92,966            $92,349         $56,024         $34,232         $31,242         $13,698
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.48%(d)           1.48%           1.48%           1.48%           1.48%           1.48%
   Expenses, before waivers/
     reimbursements ...........          1.79%(d)           1.82%           1.93%           1.99%           2.16%           2.30%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.11%(d)           4.02%           4.41%           4.63%           4.05%           4.21%
Portfolio turnover rate .......             9%                11%            119%            199%            217%             45%

See footnote summary on page 130.


--------------------------------------------------------------------------------
104 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                          Arizona Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class C
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $11.00             $10.78          $10.46          $10.39          $11.03          $10.78
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .22                .43             .47             .48             .43             .45
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.31)               .27             .33             .07            (.55)            .47
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............          (.09)               .70             .80             .55            (.12)            .92
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.21)              (.43)           (.47)           (.48)           (.43)           (.45)
Distributions in excess of net
   investment income ..........            -0-              (.05)           (.01)             -0-           (.05)           (.04)
Distributions from net
   realized gains .............            -0-                -0-             -0-             -0-           (.04)           (.18)
                                       -----------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.21)              (.48)           (.48)           (.48)           (.52)           (.67)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.70             $11.00          $10.78          $10.46          $10.39          $11.03
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          (.74)%             6.65%           7.76%           5.45%          (1.19)%          8.83%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $26,836            $24,258         $13,407          $8,941          $9,368          $4,708
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.48%(d)           1.48%           1.48%           1.48%           1.48%           1.48%
   Expenses, before waivers/
     reimbursements ...........          1.78%(d)           1.82%           1.93%           1.99%           2.17%           2.34%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.11%(d)           4.00%           4.43%           4.64%           4.05%           4.19%
Portfolio turnover rate .......             9%                11%            119%            199%            217%             45%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 105

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Florida Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class A
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $10.34             $10.16          $ 9.76          $ 9.81          $10.48          $10.14
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .25                .52             .53             .53             .51             .52
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.08)               .19             .40            (.05)           (.65)            .37
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .17                .71             .93             .48            (.14)            .89
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.26)              (.52)           (.53)           (.53)           (.51)           (.52)
Distributions in excess of
   net investment income ......            -0-              (.01)             -0-             -0-           (.02)           (.03)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.26)              (.53)           (.53)           (.53)           (.53)           (.55)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.25             $10.34          $10.16          $ 9.76          $ 9.81          $10.48
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          1.72%              7.21%           9.71%           5.10%          (1.38)%          8.97%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............      $106,460           $109,373         $97,714         $75,422         $79,752         $44,440
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........           .78%(d)            .78%            .78%            .73%            .73%            .73%
   Expenses, before waivers/
     reimbursements ...........          1.07%(d)           1.09%           1.13%           1.14%           1.18%           1.27%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.89%(d)           5.18%           5.33%           5.52%           4.94%           5.14%
Portfolio turnover rate .......            13%                20%             70%            281%            244%             65%

See footnote summary on page 130.

--------------------------------------------------------------------------------
106 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Florida Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class B
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $10.35             $10.17          $ 9.77          $ 9.81          $10.48          $10.14
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .21                .45             .46             .46             .43             .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.07)               .18             .39            (.05)           (.64)            .36
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .14                .63             .85             .41            (.21)            .82
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.23)              (.45)           (.45)           (.45)           (.43)           (.46)
Distributions in excess of net
   investment income ..........            -0-                -0-             -0-             -0-           (.03)           (.02)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.23)              (.45)           (.45)           (.45)           (.46)           (.48)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.26             $10.35          $10.17          $ 9.77          $ 9.81          $10.48
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          1.37%              6.45%           8.92%           4.43%          (2.06)%          8.22%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............      $110,378           $105,583         $87,603         $65,391         $67,532         $40,740
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.48%(d)           1.48%           1.48%           1.43%           1.43%           1.43%
   Expenses, before waivers/
     reimbursements ...........          1.78%(d)           1.79%           1.84%           1.85%           1.91%           1.97%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.19%(d)           4.47%           4.62%           4.82%           4.25%           4.46%
Portfolio turnover rate .......            13%                20%             70%            281%            244%             65%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 107

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Florida Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class C
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $10.35             $10.17          $ 9.77          $ 9.81          $10.48          $10.14
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .21                .45             .46             .46             .43             .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.07)               .18             .39            (.05)           (.64)            .36
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .14                .63             .85             .41            (.21)            .82
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.23)              (.45)           (.45)           (.45)           (.43)           (.46)
Distributions in excess of net
   investment income ..........            -0-                -0-             -0-             -0-           (.03)           (.02)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.23)              (.45)           (.45)           (.45)           (.46)           (.48)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.26             $10.35          $10.17          $ 9.77          $ 9.81          $10.48
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          1.37%              6.45%           8.93%           4.43%          (2.06)%          8.22%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $52,691            $49,102         $40,360         $38,464         $42,169         $31,524
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.48%(d)           1.48%           1.48%           1.43%           1.43%           1.43%
   Expenses, before waivers/
     reimbursements ...........          1.77%(d)           1.79%           1.83%           1.85%           1.91%           1.99%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.19%(d)           4.47%           4.64%           4.83%           4.24%           4.48%
Portfolio turnover rate .......            13%                20%             70%            281%            244%             65%

See footnote summary on page 130.


--------------------------------------------------------------------------------
108 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Massachusetts Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class A
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $11.06             $11.05          $10.59          $10.66          $11.39          $11.19
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .26                .54             .56             .58             .53             .54
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.20)               .04             .47            (.09)           (.66)            .45
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .06                .58            1.03             .49            (.13)            .99
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.26)              (.54)           (.56)           (.56)           (.53)           (.54)
Distributions in excess of net
   investment income ..........            -0-              (.03)           (.01)             -0-           (.04)           (.06)
Distributions from net
   realized gains .............            -0-                -0-             -0-             -0-           (.03)           (.19)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.26)              (.57)           (.57)           (.56)           (.60)           (.79)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.86             $11.06          $11.05          $10.59          $10.66          $11.39
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .62%              5.46%           9.92%           4.86%          (1.24)%          9.18%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $50,910            $66,197         $63,384         $45,418         $44,758         $23,026
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........           .82%(d)            .82%            .82%            .77%            .72%            .72%
   Expenses, before waivers/
     reimbursements ...........          1.12%(d)           1.12%           1.19%           1.63%           1.24%           1.51%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.82%(d)           4.97%           5.20%           5.53%           4.74%           4.87%
Portfolio turnover rate .......            15%                27%            108%            389%            303%             69%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 109

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Massachusetts Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class B
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $11.03             $11.03          $10.57          $10.65          $11.38          $11.19
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .22                .47             .49             .50             .45             .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.19)               .03             .47            (.09)           (.65)            .45
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .03                .50             .96             .41            (.20)            .91
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.22)              (.47)           (.49)           (.49)           (.45)           (.46)
Distributions in excess of net
   investment income ..........            -0-              (.03)           (.01)             -0-           (.05)           (.07)
Distributions from net
   realized gains .............            -0-                -0-             -0-             -0-           (.03)           (.19)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.22)              (.50)           (.50)           (.49)           (.53)           (.72)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.84             $11.03          $11.03          $10.57          $10.65          $11.38
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .36%              4.69%           9.22%           4.06%          (1.87)%          8.40%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $78,379            $79,216         $62,190         $39,964         $42,628         $20,400
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.52%(d)           1.52%           1.52%           1.47%           1.42%           1.42%
   Expenses, before waivers/
     reimbursements ...........          1.83%(d)           1.83%           1.90%           1.94%           1.97%           2.22%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.14%(d)           4.28%           4.53%           4.83%           4.06%           4.16%
Portfolio turnover rate .......            15%                27%            108%            389%            303%             69%

See footnote summary on page 130.


--------------------------------------------------------------------------------
110 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Massachusetts Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class C
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $11.03             $11.03          $10.57          $10.65          $11.38          $11.19
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .22                .47             .49             .50             .45             .47
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.19)               .03             .47            (.09)           (.65)            .44
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .03                .50             .96             .41            (.20)            .91
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.22)              (.47)           (.49)           (.49)           (.45)           (.47)
Distributions in excess of net
   investment income ..........            -0-              (.03)           (.01)             -0-           (.05)           (.06)
Distributions from net
   realized gains .............            -0-                -0-             -0-             -0-           (.03)           (.19)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.22)              (.50)           (.50)           (.49)           (.53)           (.72)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.84             $11.03          $11.03          $10.57          $10.65          $11.38
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .36%              4.69%           9.22%           4.06%          (1.87)%          8.40%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $47,165            $53,156         $44,688         $31,207         $29,365         $18,050
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.52%(d)           1.52%           1.52%           1.47%           1.42%           1.42%
   Expenses, before waivers/
     reimbursements ...........          1.83%(d)           1.82%           1.90%           1.93%           1.96%           2.21%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.14%(d)           4.28%           4.53%           4.83%           4.05%           4.18%
Portfolio turnover rate .......            15%                27%            108%            389%            303%             69%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 111

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Michigan Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class A
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $10.91             $10.63          $10.16          $10.06          $10.62          $10.52
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .24                .49             .52             .53             .46             .48
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.11)               .32             .48             .09            (.45)            .44
                                   ---------------------------------------------------------------------------------------------
Net increase in net asset
   value from operations ......           .13                .81            1.00             .62             .01             .92
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.26)              (.49)           (.52)           (.52)           (.46)           (.48)
Distributions in excess of net
   investment income ..........            -0-              (.04)           (.01)             -0-           (.04)           (.05)
Distributions from net
   realized gains .............            -0-                -0-             -0-             -0-           (.07)           (.29)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.26)              (.53)           (.53)           (.52)           (.57)           (.82)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.78             $10.91          $10.63          $10.16          $10.06          $10.62
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          1.19%              7.87%          10.11%           6.39%            .03%           9.08%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $58,740            $55,396         $32,804         $14,609         $11,760          $8,640
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.01%(d)           1.01%           1.01%            .99%            .96%            .96%
   Expenses, before waivers/
     reimbursements ...........          1.13%(d)           1.21%           1.44%           1.63%           1.62%           1.89%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.48%(d)           4.57%           5.01%           5.30%           4.48%           4.57%
Portfolio turnover rate .......            15%                18%            115%            287%            213%            134%

See footnote summary on page 130.


--------------------------------------------------------------------------------
112 o  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Michigan Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class B
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $10.89             $10.62          $10.15          $10.05          $10.61          $10.52
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .20                .41             .45             .45             .39             .40
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.11)               .32             .48             .10            (.45)            .44
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .09                .73             .93             .55            (.06)            .84
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.22)              (.41)           (.45)           (.45)           (.39)           (.40)
Distributions in excess of net
   investment income ..........            -0-              (.05)           (.01)             -0-           (.04)           (.06)
Distributions from net
   realized gains .............            -0-                -0-             -0-             -0-           (.07)           (.29)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.22)              (.46)           (.46)           (.45)           (.50)           (.75)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
    end of period .............        $10.76             $10.89          $10.62          $10.15          $10.05          $10.61
                                   ---------------------------------------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(c) ......           .84%              7.06%           9.39%           5.55%           (.64)%          8.26%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $56,198            $53,097         $29,436         $14,943         $13,844          $9,411
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.71%(d)           1.71%           1.71%           1.69%           1.66%           1.66%
   Expenses, before waivers/
     reimbursements ...........          1.84%(d)           1.92%           2.16%           2.34%           2.44%           2.61%
   Net investment income,
     net of waivers/
     reimbursements ...........          3.79%(d)           3.88%           4.34%           4.59%           3.79%           3.87%
Portfolio turnover rate .......            15%                18%            115%            287%            213%            134%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 113

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Michigan Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class C
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $10.89             $10.62          $10.14          $10.05          $10.61          $10.52
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .20                .41             .45             .46             .40             .41
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.11)               .32             .49             .08            (.46)            .43
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .09                .73             .94             .54            (.06)            .84
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.22)              (.41)           (.45)           (.45)           (.40)           (.41)
Distributions in excess of
   net investment income ......            -0-              (.05)           (.01)             -0-           (.03)           (.05)
Distributions from net
   realized gains .............            -0-                -0-             -0-             -0-           (.07)           (.29)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.22)              (.46)           (.46)           (.45)           (.50)           (.75)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.76             $10.89          $10.62          $10.14          $10.05          $10.61
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .84%              7.06%           9.50%           5.55%           (.64)%          8.26%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $64,115            $57,818         $24,142         $12,061         $10,747          $8,983
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.71%(d)           1.71%           1.71%           1.69%           1.66%           1.66%
   Expenses, before waivers/
     reimbursements ...........          1.84%(d)           1.93%           2.16%           2.34%           2.43%           2.59%
   Net investment income,
     net of waivers/
     reimbursements ...........          3.79%(d)           3.86%           4.35%           4.60%           3.78%           3.88%
Portfolio turnover rate .......            15%                18%            115%            287%            213%            134%

See footnote summary on page 130.


--------------------------------------------------------------------------------
114 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Minnesota Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class A
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $10.31             $10.09          $ 9.72          $ 9.67          $10.22          $ 9.97
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .23                .48             .52             .53             .49             .50
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.15)               .25             .38             .03            (.53)            .27
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .08                .73             .90             .56            (.04)            .77
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.24)              (.48)           (.52)           (.51)           (.49)           (.50)
Distributions in excess of net
   investment income ..........            -0-              (.03)           (.01)             -0-           (.02)           (.02)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.24)              (.51)           (.53)           (.51)           (.51)           (.52)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.15             $10.31          $10.09          $ 9.72          $ 9.67          $10.22
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .79%              7.46%           9.44%           6.09%           (.48)%          7.94%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $63,115            $65,850         $30,501         $20,212         $10,601          $6,261
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........           .90%(d)            .90%            .90%            .81%            .75%            .75%
   Expenses, before waivers/
     reimbursements ...........          1.23%(d)           1.29%           1.49%           1.66%           1.63%           1.80%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.53%(d)           4.75%           5.23%           5.57%           4.90%           4.92%
Portfolio turnover rate .......            26%                29%             61%            307%            259%             30%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 115

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Minnesota Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class B
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $10.31             $10.08          $ 9.72          $ 9.67          $10.22          $ 9.97
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .19                .40             .45             .46             .42             .42
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.16)               .27             .37             .03            (.53)            .28
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .03                .67             .82             .49            (.11)            .70
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.20)              (.40)           (.45)           (.44)           (.42)           (.42)
Distributions in excess of
   net investment income ......            -0-              (.04)           (.01)             -0-           (.02)           (.03)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.20)              (.44)           (.46)           (.44)           (.44)           (.45)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.14             $10.31          $10.08          $ 9.72          $ 9.67          $10.22
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .34%              6.84%           8.61%           5.32%          (1.19)%          7.17%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $24,720            $24,340         $17,304         $12,064         $14,111         $13,867
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.60%(d)           1.60%           1.60%           1.51%           1.46%           1.46%
   Expenses, before waivers/
     reimbursements ...........          1.94%(d)           1.99%           2.19%           2.37%           2.43%           2.52%
   Net investment income,
     net of waivers/
     reimbursements ...........          3.82%(d)           4.04%           4.52%           4.81%           4.16%           4.19%
Portfolio turnover rate .......            26%                29%             61%            307%            259%             30%

See footnote summary on page 130.


--------------------------------------------------------------------------------
116 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Minnesota Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class C
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $10.32             $10.10          $ 9.72          $ 9.67          $10.22          $ 9.97
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .19                .40             .45             .46             .42             .43
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.16)               .26             .39             .03            (.53)            .27
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .03                .66             .84             .49            (.11)            .70
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.20)              (.40)           (.45)           (.44)           (.42)           (.43)
Distributions in excess of
   net investment income ......            -0-              (.04)           (.01)             -0-           (.02)           (.02)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.20)              (.44)           (.46)           (.44)           (.44)           (.45)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............        $10.15             $10.32          $10.10          $ 9.72          $ 9.67          $10.22
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .34%              6.72%           8.82%           5.32%          (1.19)%          7.18%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $21,024            $20,401         $11,434          $7,524          $9,081          $7,716
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.60%(d)           1.60%           1.60%           1.50%           1.45%           1.45%
   Expenses, before waivers/
     reimbursements ...........          1.93%(d)           1.99%           2.19%           2.36%           2.44%           2.48%
   Net investment income,
     net of waivers/
     reimbursements ...........          3.80%(d)           4.01%           4.51%           4.84%           4.17%           4.23%
Portfolio turnover rate .......            26%                29%             61%            307%            259%             30%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 117

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        New Jersey Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class A
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003             ----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........        $10.03             $10.11          $ 9.92          $ 9.93          $10.46          $10.15
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .22                .48             .52             .52             .49             .51
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.21)              (.05)            .20            (.02)           (.51)            .32
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value
   from operations ............           .01                .43             .72             .50            (.02)            .83
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.23)              (.48)           (.52)           (.51)           (.49)           (.51)
Distributions in excess of
   net investment income ......            -0-              (.03)           (.01)             -0-           (.02)           (.01)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.23)              (.51)           (.53)           (.51)           (.51)           (.52)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
    end of period .............        $ 9.81             $10.03          $10.11          $ 9.92          $ 9.93          $10.46
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .15%              4.42%           7.33%           5.31%           (.29)%          8.36%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $87,077            $94,865         $80,489         $49,667         $33,109         $22,333
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........           .87%(d)            .87%            .87%            .85%            .82%            .82%
   Expenses, before waivers/
     reimbursements ...........          1.11%(d)           1.11%           1.13%           1.23%           1.25%           1.29%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.53%(d)           4.80%           5.04%           5.36%           4.82%           4.93%
Portfolio turnover rate .......            23%                49%            111%            224%            131%             35%

See footnote summary on page 130.


--------------------------------------------------------------------------------
118 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        New Jersey Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class B
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003            -----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........       $ 10.04            $ 10.11         $  9.92         $  9.93         $ 10.46         $ 10.16
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .19                .41             .44             .45             .42             .43
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.21)              (.04)            .20            (.02)           (.51)            .32
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............          (.02)               .37             .64             .43            (.09)            .75
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.20)              (.41)           (.44)           (.44)           (.42)           (.43)
Distributions in excess of
   net investment income ......            -0-              (.03)           (.01)             -0-           (.02)           (.02)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.20)              (.44)           (.45)           (.44)           (.44)           (.45)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............       $  9.82            $ 10.04         $ 10.11         $  9.92         $  9.93         $ 10.46
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          (.21)%             3.79%           6.56%           4.53%           (.99)%          7.50%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............      $121,381           $127,025        $103,889         $62,149         $64,929         $48,027
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.57%(d)           1.57%           1.57%           1.55%           1.53%           1.53%
   Expenses, before waivers/
     reimbursements ...........          1.81%(d)           1.82%           1.84%           1.94%           1.99%           2.00%
   Net investment income,
     net of waivers/
     reimbursements ...........          3.83%(d)           4.10%           4.33%           4.63%           4.10%           4.23%
Portfolio turnover rate .......            23%                49%            111%            224%            131%             35%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 119

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        New Jersey Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class C
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003            -----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........       $ 10.04            $ 10.11         $  9.93         $  9.93         $ 10.46         $ 10.16
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .19                .41             .44             .45             .43             .43
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.21)              (.04)            .19            (.01)           (.52)            .32
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............          (.02)               .37             .63             .44            (.09)            .75
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.20)              (.41)           (.44)           (.44)           (.43)           (.43)
Distributions in excess of
   net investment income ......            -0-              (.03)           (.01)             -0-           (.01)           (.02)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.20)              (.44)           (.45)           (.44)           (.44)           (.45)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............       $  9.82            $ 10.04         $ 10.11         $  9.93         $  9.93         $ 10.46
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          (.21)%             3.78%           6.45%           4.63%           (.99)%          7.50%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $49,421            $56,295         $46,025         $31,115         $32,578         $26,018
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.57%(d)           1.57%           1.57%           1.54%           1.52%           1.52%
   Expenses, before waivers/
     reimbursements ...........          1.81%(d)           1.81%           1.83%           1.93%           1.98%           1.99%
   Net investment income,
     net of waivers/
     reimbursements ...........          3.83%(d)           4.10%           4.34%           4.64%           4.12%           4.23%
Portfolio turnover rate .......            23%                49%            111%            224%            131%             35%

See footnote summary on page 130.


--------------------------------------------------------------------------------
120 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                           Ohio Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class A
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003            -----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........       $ 10.02            $ 10.01         $  9.77         $  9.86         $ 10.45         $ 10.16
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .23                .50             .54             .54             .49             .52
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.08)               .04             .23            (.12)           (.55)            .30
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .15                .54             .77             .42            (.06)            .82
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.24)              (.51)           (.53)           (.51)           (.49)           (.52)
Distributions in excess of
   net investment income ......            -0-              (.02)             -0-             -0-           (.04)           (.01)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.24)              (.53)           (.53)           (.51)           (.53)           (.53)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............       $  9.93            $ 10.02         $ 10.01         $  9.77         $  9.86         $ 10.45
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          1.60%              5.57%           8.04%           4.54%           (.70)%          8.30%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $74,104            $70,223         $46,855         $32,490         $27,229         $14,220
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........           .85%(d)            .85%            .85%            .76%            .75%            .75%
   Expenses, before waivers/
     reimbursements ...........          1.11%(d)           1.15%           1.20%           1.29%           1.30%           1.35%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.69%(d)           4.99%           5.42%           5.57%           4.88%           5.05%
Portfolio turnover rate .......            12%                34%             32%            307%            208%             16%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 121

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                           Ohio Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class B
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003            -----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........       $ 10.02            $ 10.01         $  9.77         $  9.86         $ 10.45         $ 10.16
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .20                .43             .47             .46             .43             .45
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.09)               .05             .24            (.11)           (.57)            .30
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .11                .48             .71             .35            (.14)            .75
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.21)              (.44)           (.47)           (.44)           (.43)           (.45)
Distributions in excess of net
   investment income ..........            -0-              (.03)             -0-             -0-           (.02)           (.01)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.21)              (.47)           (.47)           (.44)           (.45)           (.46)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............       $  9.92            $ 10.02         $ 10.01         $  9.77         $  9.86         $ 10.45
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          1.14%              4.87%           7.33%           3.78%          (1.38)%          7.56%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $79,341            $73,159         $54,575         $40,812         $49,055         $37,289
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.55%(d)           1.55%           1.55%           1.47%           1.46%           1.46%
   Expenses, before waivers/
     reimbursements ...........          1.81%(d)           1.85%           1.91%           2.00%           2.01%           2.05%
   Net investment income,
     net of waivers/
     reimbursements ...........          3.99%(d)           4.29%           4.72%           4.84%           4.17%           4.34%
Portfolio turnover rate .......            12%                34%             32%            307%            208%             16%

See footnote summary on page 130.


--------------------------------------------------------------------------------
122 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                           Ohio Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class C
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003            -----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........       $ 10.02            $ 10.02         $  9.77         $  9.86         $ 10.45         $ 10.16
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .20                .43             .47             .47             .43             .45
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.08)               .04             .25            (.12)           (.57)            .30
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .12                .47             .72             .35            (.14)            .75
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.21)              (.44)           (.47)           (.44)           (.43)           (.45)
Distributions in excess of
   net investment income ......            -0-              (.03)             -0-             -0-           (.02)           (.01)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.21)              (.47)           (.47)           (.44)           (.45)           (.46)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............       $  9.93            $ 10.02         $ 10.02         $  9.77         $  9.86         $ 10.45
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          1.24%              4.77%           7.43%           3.78%          (1.38)%          7.56%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $56,554            $53,883         $36,500         $22,909         $24,126         $16,685
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.55%(d)           1.55%           1.55%           1.46%           1.45%           1.45%
   Expenses, before waivers/
     reimbursements ...........          1.81%(d)           1.85%           1.90%           1.99%           2.01%           2.04%
   Net investment income,
     net of waivers/
     reimbursements ...........          3.99%(d)           4.29%           4.71%           4.85%           4.18%           4.36%
Portfolio turnover rate .......            12%                34%             32%            307%            208%             16%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 123

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Pennsylvania Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class A
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003            -----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........       $ 10.58            $ 10.42         $  9.88         $  9.89         $ 10.66         $ 10.33
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .25                .51             .52             .52             .49             .53
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.19)               .18             .55            (.01)           (.73)            .35
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .06                .69            1.07             .51            (.24)            .88
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.25)              (.51)           (.52)           (.52)           (.49)           (.53)
Distributions in excess of
   net investment income ......            -0-              (.02)           (.01)             -0-           (.04)           (.02)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.25)              (.53)           (.53)           (.52)           (.53)           (.55)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............       $ 10.39            $ 10.58         $ 10.42         $  9.88         $  9.89         $ 10.66
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .64%              6.88%          11.11%           5.35%          (2.43)%          8.72%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $91,107            $99,426         $96,834         $68,288         $62,479         $35,632
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........           .95%(d)            .95%            .95%            .95%            .95%            .95%
   Expenses, before waivers/
     reimbursements ...........          1.11%(d)           1.13%           1.16%           1.23%           1.24%           1.29%
   Net investment income,
     net of waivers/
     reimbursements ...........          5.01%(d)           4.98%           5.15%           5.40%           4.68%           5.10%
Portfolio turnover rate .......             7%                38%            112%            356%            249%             70%

See footnote summary on page 130.


--------------------------------------------------------------------------------
124 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Pennsylvania Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class B
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003            -----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........       $ 10.58            $ 10.41         $  9.88         $  9.89         $ 10.66         $ 10.33
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .22                .45             .45             .45             .41             .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.20)               .18             .54            (.02)           (.73)            .34
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .02                .63             .99             .43            (.32)            .80
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.21)              (.45)           (.45)           (.44)           (.41)           (.46)
Distributions in excess of
   net investment income ......            -0-              (.01)           (.01)             -0-           (.04)           (.01)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.21)              (.46)           (.46)           (.44)           (.45)           (.47)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............       $ 10.39            $ 10.58         $ 10.41         $  9.88         $  9.89         $ 10.66
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .28%              6.26%          10.25%           4.58%          (3.10)%          7.98%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $72,538            $74,390         $62,038         $44,713         $52,012         $39,465
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.65%(d)           1.65%           1.65%           1.66%           1.66%           1.66%
   Expenses, before waivers/
     reimbursements ...........          1.82%(d)           1.84%           1.86%           1.94%           1.98%           2.00%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.32%(d)           4.35%           4.36%           4.69%           3.96%           4.39%
Portfolio turnover rate .......             7%                38%            112%            356%            249%             70%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 125

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                        Pennsylvania Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class C
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003            -----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........       $ 10.58            $ 10.41         $  9.88         $  9.89         $ 10.66         $ 10.33
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .22                .45             .45             .46             .41             .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.20)               .18             .54            (.03)           (.73)            .34
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .02                .63             .99             .43            (.32)            .80
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.21)              (.45)           (.45)           (.44)           (.41)           (.46)
Distributions in excess of
   net investment income ......            -0-              (.01)           (.01)             -0-           (.04)           (.01)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.21)              (.46)           (.46)           (.44)           (.45)           (.47)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............       $ 10.39            $ 10.58         $ 10.41         $  9.88         $  9.89         $ 10.66
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .28%              6.26%          10.25%           4.58%          (3.10)%          7.98%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $45,779            $46,296         $33,334         $23,306         $27,916         $17,531
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.65%(d)           1.65%           1.65%           1.65%           1.65%           1.65%
   Expenses, before waivers/
     reimbursements ...........          1.82%(d)           1.83%           1.86%           1.93%           1.98%           1.99%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.31%(d)           4.30%           4.42%           4.71%           3.98%           4.41%
Portfolio turnover rate .......             7%                38%            112%            356%            249%             70%

See footnote summary on page 130.


--------------------------------------------------------------------------------
126 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Virginia Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class A
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003            -----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........       $ 10.77            $ 10.54         $ 10.35         $ 10.32         $ 11.02         $ 10.90
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .26                .52             .54             .56             .49             .52
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.14)               .25             .20             .02            (.60)            .49
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .12                .77             .74             .58            (.11)           1.01
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.25)              (.52)           (.54)           (.55)           (.49)           (.52)
Distributions in excess of
   net investment income ......            -0-              (.02)           (.01)             -0-           (.07)           (.05)
Distributions from net
   realized gains .............            -0-                -0-             -0-             -0-           (.03)           (.32)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.25)              (.54)           (.55)           (.55)           (.59)           (.89)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............       $ 10.64            $ 10.77         $ 10.54         $ 10.35         $ 10.32         $ 11.02
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......          1.19%              7.58%           7.32%           5.88%          (1.10)%          9.65%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $74,370            $76,797         $53,306         $37,784         $28,148         $10,315
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........           .72%(d)            .72%            .72%            .67%            .67%            .67%
   Expenses, before waivers/
     reimbursements ...........          1.08%(d)           1.15%           1.21%           1.26%           1.43%           2.09%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.92%(d)           4.95%           5.18%           5.52%           4.67%           4.84%
Portfolio turnover rate .......             9%                16%            134%            289%            311%             62%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 127

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Virginia Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class B
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003            -----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........       $ 10.75            $ 10.53         $ 10.34         $ 10.31         $ 11.01         $ 10.90
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .22                .45             .47             .49             .42             .44
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.13)               .24             .20             .02            (.60)            .49
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .09                .69             .67             .51            (.18)            .93
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.22)              (.45)           (.47)           (.48)           (.42)           (.44)
Distributions in excess of
   net investment income ......            -0-              (.02)           (.01)             -0-           (.07)           (.06)
Distributions from net
   realized gains .............            -0-                -0-             -0-             -0-           (.03)           (.32)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.22)              (.47)           (.48)           (.48)           (.52)           (.82)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............       $ 10.62            $ 10.75         $ 10.53         $ 10.34         $ 10.31         $ 11.01
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .84%              6.78%           6.62%           5.16%          (1.73)%          8.85%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $86,059            $85,842         $69,534         $49,216         $42,007         $15,973
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.42%(d)           1.42%           1.42%           1.37%           1.37%           1.37%
   Expenses, before waivers/
     reimbursements ...........          1.78%(d)           1.86%           1.92%           1.97%           2.20%           2.84%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.23%(d)           4.27%           4.49%           4.83%           3.97%           4.14%
Portfolio turnover rate .......             9%                16%            134%            289%            311%             62%

See footnote summary on page 130.


--------------------------------------------------------------------------------
128 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Virginia Portfolio
                                   ---------------------------------------------------------------------------------------------
                                                                               Class C
                                   ---------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    March 31,                                     Year Ended September 30,
                                         2003            -----------------------------------------------------------------------
                                   (unaudited)              2002            2001            2000            1999            1998
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........       $ 10.75            $ 10.52         $ 10.33         $ 10.31         $ 11.01         $ 10.90
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...           .22                .45             .47             .49             .42             .44
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          (.13)               .25             .20             .01            (.60)            .49
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ............           .09                .70             .67             .50            (.18)            .93
                                   ---------------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........          (.22)              (.45)           (.47)           (.48)           (.42)           (.44)
Distributions in excess of
   net investment income ......            -0-              (.02)           (.01)             -0-           (.07)           (.06)
Distributions from net
   realized gains .............            -0-                -0-             -0-             -0-           (.03)           (.32)
                                   ---------------------------------------------------------------------------------------------
Total dividends and
   distributions ..............          (.22)              (.47)           (.48)           (.48)           (.52)           (.82)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............       $ 10.62            $ 10.75         $ 10.52         $ 10.33         $ 10.31         $ 11.01
                                   =============================================================================================
Total Return
Total investment return based
   on net asset value(c) ......           .84%              6.88%           6.62%           5.06%          (1.73)%          8.85%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............       $36,415            $34,396         $24,116         $16,848         $12,962         $ 4,597
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          1.42%(d)           1.42%           1.42%           1.37%           1.37%           1.37%
   Expenses, before waivers/
     reimbursements ...........          1.78%(d)           1.86%           1.92%           1.96%           2.19%           2.85%
   Net investment income,
     net of waivers/
     reimbursements ...........          4.23%(d)           4.26%           4.48%           4.83%           3.97%           4.11%
Portfolio turnover rate .......             9%                16%            134%            289%            311%             62%

See footnote summary on page 130.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 129

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a)   Net of fees waived and expenses reimbursed by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.


--------------------------------------------------------------------------------
130 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed income securities.

credit rating

Credit ratings are issued by independent organizations, such as Standard & Poor's Ratings group or Moody's Investors Services. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA which is the highest rating, to D, which is the lowest rating.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

Treasuries

Negotiable U.S. Government debt obligations, backed by the full faith and credit of the U.S. Government. Treasuries are issued either as bills, notes or bonds, depending on the maturity. Treasuries are exempt from state and local taxes.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 131

--------------------------------
ALLIANCE CAPITAL MANAGEMENT L.P.
--------------------------------

ALLIANCE CAPITAL MANAGEMENT L.P.

Alliance Capital Management L.P. is a leading global investment management firm with approximately $386 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital Management L.P. has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 42 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance Capital Management L.P. stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital Management L.P., we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 570 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/03.


--------------------------------------------------------------------------------
132 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               ALLIANCEBERNSTEIN AT YOUR SERVICE
                                               ---------------------------------

ALLIANCEBERNSTEIN AT YOUR SERVICE

At AllianceBernstein, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge -- a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one AllianceBernstein fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancebernstein.com. Simply click on Investors, then Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     AllianceBernstein Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The AllianceBernstein Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital Management L.P. corporate information. For
      AllianceBernstein mutual fund and account information can be found on www.alliancebernstein.com. Click on Investors to access extensive AllianceBernstein fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 133

-----------------
BOARD OF TRUSTEES
-----------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Guy Davidson, Senior Vice President
David M. Dowden, Vice President
Terrance T. Hults, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free (800) 227-4618

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
134 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               ALLIANCEBERNSTEIN FAMILY OF FUNDS
                                               ---------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Growth & Income Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 135

NOTES


--------------------------------------------------------------------------------
136 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

AllianceBernstein Municipal Income Fund II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein(SM)
       Investment Research and Management

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MUNIIISR0303